UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-441-7762

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPFUND

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
CERTIFICATES OF DEPOSIT - 16.9%
Domestic - 5.3%
  Citibank N.A. (A-1+, P-1)
    4.34%                                             02/17/06   $       460,000   $       460,000,000
    4.45%                                             03/21/06            66,000            66,000,000
    4.45%                                             03/22/06           275,000           275,000,000
    4.48%                                             03/29/06           100,000           100,000,000
  Washington Mutual Bank Fa (A-1, P-1)
    4.34%                                             02/01/06           487,500           487,500,000
    4.54%                                             03/28/06           468,200           468,200,000

                                                                                         =============
                                                                                         1,856,700,000
                                                                                         -------------
Yankee - 11.6%
  Banque Nationale de Paribas, New York
    (A-1+, P-1)
    4.50%(b)                                          10/19/06           320,150           320,150,000
  Credit Suisse First Boston, New York (A-1, P-1)
    4.54%(b)                                          03/02/06         1,590,600         1,590,600,000
  Eurohypo AG, New York (P-1, F-1)
    4.26%(b)                                          02/03/06           250,000           250,000,000
    4.38%(b)                                          02/06/06           200,000           200,000,000
  Natexis Banque Populaires, New York (A-1, P-1)
    4.22%(b)                                          02/01/06           200,000           200,000,000
  Royal Bank of Scotland, New York (A-1+, P-1)
    4.52%(b)                                          10/20/06           165,000           165,002,860
    4.81%(b)                                          01/16/07           306,420           306,420,000
    4.87%(b)                                          02/02/07           684,700           684,700,000
  Societe Generale, New York (A-1+, P-1)
    4.78%(b)                                          12/06/06           301,000           301,000,000

                                                                                         =============
                                                                                         4,017,872,860
                                                                                         -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $5,874,572,860)                                                                  5,874,572,860
                                                                                         -------------
COMMERCIAL PAPER - 41.1%

Asset Backed Securities - 22.5%
  Amstel Funding Corp. (A-1+, P-1)
    4.32%                                             02/28/06           220,000           219,287,200
    4.35%                                             03/02/06           150,000           149,474,375
    4.40%                                             03/09/06            30,055            29,922,758
    4.43%                                             03/22/06            71,332            70,901,888
  Barton Capital Corp. (A-1, P-1)
    4.51%                                             03/27/06           105,223           104,511,166
  Brahms Funding Corp. (A-1, P-1)
    4.58%                                             02/01/06            37,491            37,491,000
  Cafco LLC (A-1+, P-1)
    4.20%                                             02/06/06            49,750            49,720,979
    4.32%                                             02/09/06            75,000            74,928,000
    4.32%                                             02/10/06           100,000            99,892,000
  Citigroup Funding, Inc. (A-1+, P-1)
    4.20%                                             02/01/06           139,700           139,700,000
    4.20%                                             02/02/06           200,000           199,976,639
  Concord Minutemen Capital Co. (A-1, P-1)
    4.52%                                             02/02/06            60,000            59,992,467
    4.41%                                             03/15/06            48,900            48,648,410
  CRC Funding LLC (A-1+, P-1)
    4.32%                                             02/09/06           109,000           108,895,360
    4.52%                                             03/17/06            45,000            44,751,400
    4.51%                                             03/21/06            50,950            50,643,621
    4.51%                                             03/23/06           123,730           122,954,969
    4.50%                                             03/28/06            44,000            43,697,500
  Crown Point Capital Co. (A-1, P-1)
    4.20%                                             02/06/06           455,258           454,992,433
    4.41%                                             03/16/06           110,000           109,420,575

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Dakota Notes Program (A-1, P-1)
    4.35%                                             02/14/06   $       200,000   $       199,685,833
    4.50%                                             03/16/06           119,030           118,390,214
    4.50%                                             03/16/06           144,275           143,499,522
    4.50%                                             03/17/06           257,135           255,720,758
    4.50%                                             03/20/06            81,125            80,648,391
    4.43%                                             03/28/06           100,000            99,323,194
  Edison Asset Securitization LLC (A-1+, P-1)
    4.40%                                             03/29/06           100,000            99,315,556
  Emerald Certificates (A-1+, P-1)
    4.37%                                             02/08/06           178,225           178,074,945
    4.42%                                             03/07/06            98,850            98,437,356
    4.42%                                             03/09/06            28,950            28,822,041
  Fairway Finance Ltd. (A-1, P-1)
    4.39%                                             03/14/06            40,192            39,991,051
  Falcon Asset Securitization Corp. (A-1, P-1)
    4.30%                                             02/02/06           123,092           123,077,297
    4.30%                                             02/03/06           101,380           101,355,781
  Grampian Funding LLC (A-1+, P-1)
    4.39%                                             03/16/06           818,500           814,208,104
    4.39%                                             03/17/06           400,000           397,853,778
    4.55%                                             07/03/06           115,700           113,477,274
  Jupiter Securitization Corp. (A-1, P-1)
    4.30%                                             02/03/06           105,000           104,974,917
    4.32%                                             02/06/06           168,270           168,169,038
    4.51%                                             03/24/06            52,202            51,868,473
  Liberty Street Funding (A-1, P-1)
    4.50%                                             03/20/06           108,615           107,976,887
  Monument Gardens Funding LLC (A-1, P-1)
    4.23%(c)                                          02/01/06            50,000            50,000,000
  Nyala Funding LLC (A-1+, P-1)
    4.52%                                             04/17/06            65,700            65,081,325
  Park Sienna LLC (A-1+, P-1)
    4.53%                                             02/01/06           192,800           192,800,000
    4.54%                                             02/09/06            90,305            90,213,892
    4.54%                                             02/10/06            72,245            72,163,002
  Scaldis Capital LLC (A-1+, P-1)
    4.39%                                             03/15/06           100,000            99,487,833
  Sheffield Receivables Corp. (A-1+, P-1)
    4.32%                                             02/03/06           189,540           189,494,510
    4.52%                                             03/02/06            81,895            81,596,811
    4.52%                                             03/03/06           130,000           129,510,333
  Silver Tower U.S. Funding (A-1, P-1)
    4.20%                                             02/06/06            28,400            28,383,433
  Solitaire Funding LLC (A-1+, P-1)
    4.39%                                             03/13/06            50,000            49,756,111
    4.39%                                             03/23/06           886,000           880,597,861
  Thames Asset Global Securitization Corp.
    (A-1, P-1)
    4.39%                                             03/13/06           130,695           130,057,499
  Thunder Bay Funding, Inc. (A-1, P-1)
    4.31%                                             02/01/06           175,912           175,912,000
  Transamerica Securitization Liquidity Notes
    (A-1+, P-1)
    4.52%                                             03/14/06            28,500            28,353,288

                                                                                         =============
                                                                                         7,808,081,048
                                                                                         -------------
Banks - 10.0%
  Barclays U.S. Funding Corp. (A-1+, P-1)
    4.20%                                             02/03/06           150,000           149,965,042
    4.56%                                             07/17/06           998,400           977,383,957

                                                                0

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
COMMERCIAL PAPER (Continued)
Banks (continued)
  Danske Corp. (A-1+, P-1)
    4.32%                                             02/03/06   $       500,000   $       499,880,000
  Deutsche Bank (A-1+, P-1)
    4.48%                                             02/01/06            28,827            28,827,000
    4.46%                                             03/28/06           570,000           566,111,728
  Dexia Delaware LLC (A-1+, P-1)
    4.32%                                             02/08/06           125,699           125,593,413
  Rabobank USA Finance Co. (A-1+, P-1)
    4.47%                                             02/01/06         1,040,606         1,040,606,000
  Societe Generale N.A., New York (A-1+, P-1)
    4.32%                                             02/09/06           100,000            99,904,000

                                                                                        ==============
                                                                                         3,488,271,140
                                                                                        --------------
Finance Services - 1.3%
  CIT Group, Inc. (A-1, P-1)
    4.35%                                             02/09/06            29,000            28,971,967
    4.35%                                             02/10/06            64,200            64,130,182
  UBS Financial LLC (A-1+, P-1)
    4.47%                                             02/01/06           381,082           381,082,000

                                                                                        ==============
                                                                                           474,184,149
                                                                                        --------------
Security Brokers & Dealers - 3.7%
  Bear Stearns & Co., Inc. (A-1, P-1)
    4.48%                                             02/01/06           658,000           658,000,000
  Goldman Sachs Group, Inc. (A-1, P-1)
    4.53%                                             02/02/06           500,000           499,937,083
  Lehman Brothers Holdings, Inc. (A-1, P-1)
    4.54%                                             06/26/06           121,000           118,784,944

                                                                                        ==============
                                                                                         1,276,722,027
                                                                                        --------------
Short-Term Business Credit Institutions - 3.6%
  General Electric Capital Corp. (A-1+, P-1)
    4.38%                                             03/14/06           200,000           199,002,333
    4.40%                                             03/21/06           300,000           298,240,000
    4.40%                                             03/29/06           620,000           615,756,445
    4.40%                                             03/29/06           130,000           129,110,222

                                                                                        ==============
                                                                                         1,242,109,000
                                                                                        --------------
TOTAL COMMERCIAL PAPER
  (Cost $14,289,367,364)                                                                14,289,367,364
                                                                                        --------------
MASTER NOTES - 3.5%
Security Brokers & Dealers - 3.5%
  Bank of America Securities LLC (A-1+, P-1)
    4.58%(d)                                          02/01/06           442,450           442,450,000
  Merrill Lynch Mortgage Capital, Inc.
    (A-1, P-1)(e) 4.60%                               02/01/06           346,595           346,595,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(e)
    4.67%(d)                                          02/01/06           438,000           438,000,000

                                                                                        ==============
TOTAL MASTER NOTES
  (Cost $1,227,045,000)                                                                  1,227,045,000
                                                                                        --------------
VARIABLE RATE OBLIGATIONS - 16.9%
Asset Backed Securities - 0.7%
  Racers XL (A-1, P-1)
    4.51%(c)(d)                                       02/22/06           234,650           234,650,000
                                                                                        --------------

                                                                       PAR
                                                     MATURITY         (000)                VALUE
                                                    ----------   ---------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks - 3.9%
  Bank of New York Co., Inc. (A+, Aa3)
    4.58%(c)(d)                                       02/27/06   $       125,000   $       125,000,000
  J.P. Morgan Securities, Inc. (AA-, Aa2)
    4.56%(d)                                          03/21/06           600,000           600,000,000
  LP Pinewood SPV (Wachovia Bank N.A. LOC)
    (A-1, P-1)(e)
    4.54%(d)                                          02/07/06            50,000            50,000,000
  National City Bank, Cleveland (A+, Aa3)
    4.37%(d)                                          02/07/06           169,000           168,993,129
  U.S. Bank N.A. (AA-, Aa1)
    4.37%(d)                                          02/28/06           208,000           207,969,298
  Wells Fargo & Co. (Aa1, AA-)
    4.44%(d)                                          02/02/06           190,000           190,001,222

                                                                                        ==============
                                                                                         1,341,963,649
                                                                                        --------------
Insurance Carriers NEC - 0.7%
  Travelers Insurance Co. (A-1+, P-1)
    4.61%(d)(f)                                       04/03/06           250,000           250,000,000
                                                                                        --------------
Life Insurance - 3.6%
  Allstate Life Global Funding II (Aa2, AA)
    4.55%(c)(d)                                       02/27/06            75,000            75,000,000
  Hartford Life Insurance Co. (A-1+, P-1)
    4.39%(d)(f)                                       04/03/06           100,000           100,000,000
    4.60%(d)(f)                                       04/03/06           100,000           100,000,000
  ING Security Life Insurance (AA3, Aa)
    4.50%(c)(d)                                       02/09/06           150,000           150,000,000
  MetLife Global Funding I (AA, Aa2)
    4.63%(c)(d)                                       02/28/06            95,000            95,000,000
  New York Life Insurance Co. (A-1+, P-1)
    4.57%(d)(f)                                       03/13/06           350,000           350,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    4.51%(d)(f)                                       02/01/06           400,000           400,000,000

                                                                                        ==============
                                                                                         1,270,000,000
                                                                                        --------------
Municipal Bonds - 0.6%
  California Housing Finance Agency RB (Taxable
    Home Meeting Project) Series 1998 DN
    (A-1+, VMIG-1)
    4.46%(d)                                          02/07/06            33,000            33,000,000
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    1999U-2 DN (A-1+, VMIG-1)
    2.90%(d)                                          02/07/06            61,070            61,070,000
  Massachusetts Health & Educational Facilities
    Authority RB (Massachusetts Institute of
    Technology Project) Series 2001J-1 DN
    (A-1+, VMIG-1)
    2.90%(d)                                          02/07/06            99,000            99,000,000

                                                                                        ==============
                                                                                           193,070,000
                                                                                        --------------
Security Brokers & Dealers - 6.1%
  Goldman Sachs Group, Inc. (A-1, P-1)
    4.51%(c)(d)(f)                                    02/21/06           333,000           333,000,000
    4.42%(c)(d)                                       03/08/06           587,990           587,990,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
    4.50%(d)                                          02/27/06            79,900            79,900,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
    4.55%(d)                                          02/01/06           129,000           129,000,000
    4.55%(d)                                          02/01/06            54,500            54,500,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
    4.64%(d)                                          02/13/06           459,000           459,080,825
    4.45%(d)                                          02/15/06           100,000           100,000,000
    4.66%(d)                                          04/19/06            50,000            50,029,160

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONCLUDED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Security Brokers & Dealers (continued)
  Morgan Stanley & Co., Inc. (A+, Aa3)
                 4.58%(d)                             02/01/06   $        75,000   $        75,000,000
                 4.50%(d)                             02/15/06           250,000           250,036,369

                                                                                         =============
                                                                                         2,118,536,354
                                                                                         -------------
Short-Term Business Credit Institutions - 1.3%
  General Electric Capital Corp. (AAA, Aaa)
                 4.57%(d)                             02/17/06           447,600           447,689,390
                                                                                         -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $5,855,909,393)                                                                  5,855,909,393
                                                                                         -------------
TIME DEPOSITS - 2.0%
  Branch Banking & Trust Co. (A-1, P-1)
                 4.44%                                02/01/06           158,000           158,000,000
  Societe Generale (A-1+, P-1)
                 4.50%                                02/01/06           548,000           548,000,000

                                                                                         =============
TOTAL TIME DEPOSITS
  (Cost $706,000,000)                                                                      706,000,000
                                                                                         -------------
REPURCHASE AGREEMENTS - 26.1%
Deutsche Bank Securities, Inc.
                 4.45%                                03/31/06           750,000           750,000,000
  (Agreement dated 01/04/06 to be repurchased at
    $757,972,917, collateralized by Federal Home
    Loan Mortgage Corp. Adjustable Rate Mortgage
    Notes and Bonds and Federal National
    Mortgage Assoc. Bonds and Variable Rate
    Notes, 4.00% to 5.98% due 05/01/19 to
    02/01/36. The value of the collateral is
$      772,500,000.)
Goldman Sachs & Co.
                 4.45%                                02/01/06         2,000,000         2,000,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $2,000,247,222, collateralized by Federal
    Home Loan Mortgage Corp. Adjustable Rate
    Mortgage Notes and Bonds and Federal National
    Mortgage Assoc. Bonds and Variable Rate
    Notes, 4.00% to 7.00% due 07/01/12 to
    04/01/42. The value of the collateral is
$    2,060,000,000.)
Morgan Stanley & Co., Inc.
                 4.44%                                02/01/06           250,000           250,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $250,030,833, collateralized by Federal Home
    Loan Mortgage Corp. Adjustable Rate Mortgage
    Notes, Bonds and Notes and Federal National
    Mortgage Assoc. Bonds, Medium Term Notes,
    Notes and Variable Rate Notes 3.15% to 10.50%
    due 07/01/07 to 06/01/42. The value of the
    collateral is $258,814,712.)
Morgan Stanley & Co., Inc.
                 4.46%                                02/01/06         5,000,412         5,000,412,000
  (Agreement dated 01/31/06 to be repurchased at
    $5,001,031,495, collateralized by Federal
    Home Loan Mortgage Corp. Adjustable Rate
    Mortgage Notes, Bonds and Notes and Federal
    National Mortgage Assoc. Bonds, Medium Term
    Notes, Notes and Variable Rate Notes, 3.15%
    to 10.50% due 07/01/07 to 06/01/42. The value
    of the collateral is $5,176,720,771.)
PNC Bank, N.A.(g)
                 4.20%                                02/01/06           280,000           280,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $280,032,667, collateralized by Federal
    National Mortgage Assoc. Bonds, 5.00% to
    6.00% due 07/01/20 to 08/01/34. The value
    of the collateral is $284,367,753.)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
                 4.46%                              02/01/06     $       500,000   $       500,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $500,061,944, collateralized by Federal Home
    Loan Mortgage Corp. Bonds and Federal
    National Mortgage Assoc. Bonds and Strips
    0.00% to 7.50% due 12/01/09 to 01/01/36. The
    value of the collateral is $514,666,792.)
UBS Securities LLC
                 4.46%                              03/31/06             300,000           300,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $303,159,167, collateralized by Federal Home
    Loan Mortgage Corp. Bonds and Strips and
    Federal National Mortgage Assoc. Strips 0.00%
    due 07/01/18 to 02/01/36. The value of the
    collateral is $309,000,055.)

                                                                                         =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $9,080,412,000)
                                                                                         9,080,412,000
                                                                                         -------------

TOTAL INVESTMENTS IN SECURITIES -  106.5%
  (Cost $37,033,306,617(a))                            37,033,306,617
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (6.5)%
(Including $2,275,300,000 of
  investment purchases payable)                        (2,276,276,372)
                                                    -----------------
NET ASSETS -  100.0%                                $  34,757,030,245
                                                    =================

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Security is a foreign domiciled issuer which is registered with the
      Securities and Exchange Commission.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      January 31, 2006, the Fund held 4.7% of its net assets, with a current market value of $1,650,640,000, in securities restricted as to resale.
 (d) Rates shown are the rates as of January 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (e) Ratings reflect those of guarantor.
 (f) Illiquid Security. As of January 31, 2006, the Fund held 3.7% of its net assets, with a current market value of $1,283,000,000 in these securities.
 (g) Represents an investment in an affiliate.

                                                                               2

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPCASH

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
CERTIFICATES OF DEPOSIT - 13.3%
Domestic - 2.1%
  Citibank N.A. (A-1+, P-1)
    4.34%                                             02/17/06   $       100,000   $       100,000,000
  Washington Mutual Bank Fa (A-1, P-1)
    4.54%                                             03/28/06           181,800           181,800,000

                                                                                         =============
                                                                                           281,800,000
                                                                                         -------------
Yankee - 11.2%
  Banque Nationale de Paribas, New York
    (A-1+, P-1)
    4.50%(b)                                          10/19/06           132,000           132,000,000
  Credit Suisse First Boston, New York (A-1, P-1)
    4.54%(b)                                          03/02/06           587,000           587,000,000
  Eurohypo AG, New York (A-2, P-1)
    4.21%(b)                                          02/03/06           110,000           109,974,272
    4.38%(b)                                          02/06/06           100,000           100,000,000
  Royal Bank of Scotland, New York (A-1+, P-1)
    4.52%(b)                                          10/20/06            67,620            67,621,172
    4.81%(b)                                          01/16/07           105,000           105,000,000
    4.87%(b)                                          02/02/07           252,900           252,900,000
  Societe Generale, New York (A-1+, P-1)
    4.78%(b)                                          12/06/06           105,000           105,000,000

                                                                                         =============
                                                                                         1,459,495,444
                                                                                         -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $1,741,295,444)                                                                  1,741,295,444
                                                                                         -------------
COMMERCIAL PAPER - 33.6%
Asset Backed Securities - 16.9%
  Amstel Funding Corp. (A-1+, P-1)
    4.32%                                             02/28/06            77,819            77,566,866
    4.35%                                             03/02/06            54,890            54,697,656
    4.44%                                             03/29/06            70,000            69,516,533
  Atlantis One Funding Corp. (A-1+, P-1)
    4.55%                                             07/18/06           121,728           119,158,694
  Barton Capital Corp. (A-1, P-1)
    4.51%                                             03/27/06            40,090            39,818,791
  Brahms Funding Corp. (A-1, P-1)
    4.58%                                             02/01/06            13,845            13,845,000
  Cafco LLC (A-1+, P-1)
    4.45%                                             03/21/06            80,100            79,624,740
  Cancara Securitization Corp. (A-1+, P-1)
    4.43%                                             03/28/06            32,791            32,569,069
  Concord Minutemen Capital Co. (A-1, P-1)
    4.52%                                             02/02/06            30,000            29,996,233
    4.41%                                             03/15/06            30,000            29,845,650
  CRC Funding LLC (A-1+, P-1)
    4.51%                                             03/21/06            19,050            18,935,446
    4.51%                                             03/23/06            46,270            45,980,170
  Crown Point Capital Co. (A-1, P-1)
    4.20%                                             02/06/06            90,000            89,947,500
    4.41%                                             03/16/06            40,000            39,789,300
  Dakota Notes Program (A-1, P-1)
    4.35%                                             02/14/06            70,000            69,890,042
    4.50%                                             03/16/06            45,970            45,722,911
    4.50%                                             03/16/06            55,725            55,425,478
    4.50%                                             03/17/06            97,965            97,426,193
    4.50%                                             03/20/06            33,500            33,303,188
  Emerald Certificates (A-1+, P-1)
    4.37%                                             02/08/06            94,000            93,920,857
  Giro Funding U.S. Funding Corp. (A-1, P-1)
    4.20%                                             02/02/06           133,453           133,437,430
    4.53%                                             02/28/06           187,655           187,017,442

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Grampian Funding LLC (A-1+, P-1)
    4.55%                                             07/03/06   $       100,000   $        98,078,889
  Jupiter Securitization Corp. (A-1, P-1)
    4.51%                                             03/24/06            19,520            19,395,283
  K2 (USA) LLC (A-1+, P-1)
    4.56%                                             07/18/06            34,900            34,161,749
  Lake Constance Funding LLC (A-1+, P-1)
    4.50%                                             02/01/06            87,842            87,842,000
  Landale Funding LLC (A-1+, P-1)
    4.42%                                             03/10/06            75,571            75,227,698
  Liberty Street Funding (A-1, P-1)
    4.50%                                             03/20/06            41,385            41,141,863
  Nyala Funding LLC (A-1+, P-1)
    4.52%                                             04/17/06            23,000            22,783,417
  Park Sienna LLC (A-1+, P-1)
    4.53%                                             02/01/06            71,200            71,200,000
    4.54%                                             02/09/06            34,695            34,659,997
    4.54%                                             02/10/06            27,755            27,723,498
  Scaldis Capital LLC (A-1, P-1)
    4.42%                                             03/27/06            66,061            65,623,016
  Sheffield Receivables Corp. (A-1+, P-1)
    4.32%                                             02/03/06            57,000            56,986,320
    4.52%                                             03/03/06            81,600            81,292,640
  Sigma Finance, Inc. (A-1+, P-1)
    4.39%                                             03/13/06            30,000            29,853,667
  Transamerica Securitization Liquidity Notes
    (A-1+, P-1)
    4.52%                                             03/14/06            10,804            10,748,383

                                                                                         =============
                                                                                         2,214,153,609
                                                                                         -------------
Banks - 8.9%
  Barclays U.S. Funding Corp. (A-1+, P-1)
    4.20%                                             02/03/06           251,400           251,341,410
    4.41%                                             03/21/06           272,000           270,400,640
  Deutsche Bank (A-1+, P-1)
    4.48%                                             02/01/06           230,000           230,000,000
    4.46%                                             03/28/06           194,700           193,371,848
  Rabobank USA Finance Co. (A-1+, P-1)
    4.47%                                             02/01/06           150,000           150,000,000
  Societe Generale N.A., New York (A-1+, P-1)
    4.32%                                             02/09/06            48,800            48,753,152
  Tango Finance (A-1+, P-1)
    4.43%                                             03/30/06            27,000            26,810,617

                                                                                         =============
                                                                                         1,170,677,667
                                                                                         -------------
Finance Services - 1.6%
  Natexis Banques (A-1+, P-1)
    4.56%                                             07/31/06           133,000           129,970,925
  UBS Financial LLC (A-1+, P-1)
    4.47%                                             02/01/06            75,000            75,000,000

                                                                                         =============
                                                                                           204,970,925
                                                                                         -------------
Life Insurance - 0.8%
  Irish Life & Permanent Corp. (A+, A1)
    4.51%(c)(d)                                       02/22/06           100,000           100,000,000
                                                                                         -------------
Mortgage Bankers & Correspondents - 2.1%
  Countrywide Financial Corp. (A-1, P-2)
    4.51%                                             02/01/06           200,000           200,000,000
    4.44%                                             03/02/06            75,000            74,732,052

                                                                                         =============
                                                                                           274,732,052
                                                                                         -------------

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
COMMERCIAL PAPER (Continued)
Security Brokers & Dealers - 3.3%
  Bear Stearns & Co., Inc. (A-1, P-1)
    4.48%                                             02/01/06   $       240,362   $       240,362,000
  Goldman Sachs Group, Inc. (A-1, P-1)
    4.53%                                             02/02/06           189,360           189,336,172

                                                                                         =============
                                                                                           429,698,172
                                                                                         -------------
TOTAL COMMERCIAL PAPER
  (Cost $4,394,232,425)                                                                  4,394,232,425
                                                                                         -------------
MASTER NOTES - 3.9%
Security Brokers & Dealers - 3.9%
  Bank of America Securities LLC (A-1+, P-1)
    4.58%(c)                                          02/01/06           166,200           166,200,000
  Merrill Lynch Mortgage Capital, Inc.
    (A-1, P-1)(e) 4.60%                               02/01/06           127,995           127,995,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(e)
    4.67%(c)                                          02/01/06           219,000           219,000,000

                                                                                         =============
TOTAL MASTER NOTES
  (Cost $513,195,000)                                                                      513,195,000
                                                                                         -------------
VARIABLE RATE OBLIGATIONS - 28.7%
Asset Backed Securities - 3.8%
  Links Finance LLC (AAA, Aaa)
    4.37%(c)(d)                                       02/01/06            25,000            25,000,765
    4.35%(c)(d)                                       02/06/06            22,550            22,548,852
  Racers XL (A-1, P-1)
    4.39%(c)(d)                                       02/21/06           223,600           223,600,000
    4.51%(c)(d)                                       02/22/06           128,110           128,110,000
  Wachovia Asset Securitization, Inc. Series
    04-HM1, Class A (AAA, Aaa)
    4.52%(c)(d)                                       02/27/06            44,002            44,001,518
  Wachovia Asset Securitization, Inc. Series
    04-HM2, Class A (AAA, Aaa)
    4.52%(c)(d)                                       02/27/06            54,181            54,181,164

                                                                                         =============
                                                                                           497,442,299
                                                                                         -------------
Banks - 5.3%
  All Seasons Funding LLC (Federal Home Loan
    Bank Guaranty) (Aaa)(e)
    4.56%(c)                                          02/07/06             3,995             3,995,000
  Citigroup, Inc. (AA-, Aa1)
    4.52%(c)                                          03/29/06           122,000           122,010,574
  Dewberry IV LLP (Mercantile Safe Deposit LOC)
    (AA-)(e)
    4.62%(c)                                          02/07/06            16,000            16,000,000
  Gables of Germantown (Marshall & Illsely Bank
    LOC) (A-1, P-1)(e)
    4.62%(c)                                          02/07/06            15,000            15,000,000
  Green Knight Economic Development Series 2004
    (Fulton Bank LOC) (A-1)(e)
    4.69%(c)                                          02/07/06             2,560             2,560,000
  HBOS Treasury Services PLC (A-1+, P-1)
    4.44%(c)                                          02/01/06            45,000            45,012,298
    4.57%(c)(d)                                       03/24/06           150,000           150,000,000
  J.P. Morgan Securities, Inc. (AA-, Aa2)
    4.56%(c)                                          03/21/06           100,000           100,000,000
  Laurel Grocery Co. LLC (US Bank N.A. LOC)
    (A-1, P-1)(e)
    4.54%(c)                                          02/07/06             1,425             1,425,000
  Madison Hotel Investors LLC (Marshall & Ilsley
    Bank LOC) (A-1, P-1)(e)
    4.62%(c)                                          02/07/06            44,900            44,900,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
  MB&B Holdings LLC (Marshall & Ilsley Bank LOC)
    (A-1, P-1)
    4.62%(c)                                          02/02/06   $        10,335   $        10,335,000
  North Square Associates LLP (Marshall & Ilsley
    Bank LOC) (A-1, P-1)(e)
    4.62%(c)                                          02/07/06            14,715            14,715,000
  Oxford Capital Enterprise LLC (National City
    Bank of Cleveland LOC) (A-1, P-1)(e)
    4.54%(c)                                          02/07/06             3,925             3,925,000
  Paca-Pratt Associates, Inc. (Manufacturer &
    Traders LOC) (A-1)(e)
    4.59%(c)                                          02/07/06            16,000            16,000,000
  Park Street Properties I LLC (U.S. Bank LOC)
    (Aa1)(e)
    4.49%(c)                                          02/01/06             9,000             9,000,000
  Park Village (Bank One N.A. LOC) (A-1+, P-1)(e)
    4.64%(c)                                          02/02/06             6,955             6,955,000
  Prospect Aggregates, Inc. (Fulton Bank LOC)
    (A-1)(e)
    4.69%(c)                                          02/02/06             8,800             8,800,000
  Shipley Group LP (Fulton Bank LOC) (VMIG-1)(e)
    4.69%(c)                                          02/07/06            15,935            15,935,000
  Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(e)
    4.56%(c)                                          02/07/06             1,530             1,530,000
  Westpac Banking Corp. (AA-, Aa3)(e)
    4.49%(c)                                          03/13/06           108,250           108,250,000

                                                                                         =============
                                                                                           696,347,872
                                                                                         -------------
Life Insurance - 5.4%
  Allstate Life Global Funding II (AA, Aa2)
    4.53%(c)(d)                                       02/16/06           100,000           100,000,000
    4.55%(c)(d)                                       02/27/06            40,000            40,000,000
  MetLife Global Funding I (AA, Aa2)
    4.63%(c)(d)                                       02/28/06            40,000            40,000,000
  Monumental Life Insurance Co. (A-1+, P-1)
    4.54%(c)(f)                                       03/01/06           200,000           200,000,000
  New York Life Insurance Co. (A-1+, P-1)
    4.57%(c)(f)                                       03/13/06           300,000           300,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    4.55%(c)(f)                                       03/01/06            26,000            26,000,000

                                                                                         =============
                                                                                           706,000,000
                                                                                         -------------
Municipal Bonds - 2.4%
  American National Fish & Wildlife Museum of
    Missouri RB Series 2004B DN (Commerce Bank
    NA LOC) (A-1)(e)
    4.66%(c)                                          02/07/06             1,000             1,000,000
  California Economic Recovery RB Series 2004C-20
    DN (XLCA Guaranty) (VMIG-1)
    3.02%(c)                                          02/07/06            60,270            60,270,000
  California Housing Finance Agency RB Series
    2000 DN (A-1)
    4.46%(c)                                          02/07/06            44,900            44,900,000
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    1999U DN (A-1+, VMIG-1)
    2.90%(c)                                          02/07/06            45,850            45,850,000
  Covington Kentucky Industrial Building RB
    Series 2005A DN (U.S. Bank LOC) (A-1, P-1)(e)
    4.54%(c)                                          02/07/06             9,120             9,120,000

                                                                4

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds (continued)
  Massachusetts State Housing Finance Agency RB
    (Avalon Flanders Project) Series 2004A DN
    (Morgan Guaranty Trust LOC) (A-1+)(e)
                 4.48%(c)                             02/07/06   $        21,825   $        21,825,000
  New York State Dormitory Authority RB (Taxable
    Project) Series 2005A DN (A-1+, F-1+)
                 4.49%(c)                             02/07/06            14,335            14,335,000
  New York State Housing Finance Agency RB
    Series 2003B DN (VMIG-1)
                 4.46%(c)                             02/07/06            22,900            22,900,000
  Santa Rosa California RB Series 2004 DN (Bank
    One N.A. LOC) (A-1+, F1+)(e)
                 4.48%(c)                             02/02/06            42,000            42,000,000
  Savannah College Georgia RB (Art & Design
    Project) Series 2004 DN (A-1+)(e)
                 4.54%(c)                             02/02/06             7,400             7,400,000
  Texas GO Series 2004D DN (Dexia Credit Local
    SBPA) (A-1+, VMIG-1)(e)
                 4.43%(c)                             02/01/06             2,635             2,635,000
  Texas GO Series 2004E DN (Dexia Credit Local
    SBPA) (A-1+, VMIG-1)(e)
                 4.43%(c)                             02/01/06             9,400             9,400,000
  Texas GO Series 2005I-C MB (A-1+, VMIG-1)
                 4.43%(c)                             02/01/06            20,270            20,270,000
  Utah Telecommunication Open RB (Infrastructure
    Agency Project) Series 2004 DN (Bank of
    America LOC) (A-1+)(e)
                 4.47%(c)                             02/07/06             8,000             8,000,000

                                                                                         =============
                                                                                           309,905,000
                                                                                         -------------
Non AMT - 0.2%
  Bergen County New Jersey Import Authority
    (Encap Golf Holdings LLC) RB Series 2005D DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
                 4.49%(c)                             02/07/06            14,230            14,230,000
  Mayfield Cornerstone LLC Series 2005A DN
    (Huntington National Bank LOC)(a)
                 4.70%(c)                             02/07/06             1,805             1,805,000
  Mayfield Cornerstone LLC Series 2005B DN
    (Huntington National Bank LOC)(a)
                 4.70%(c)                             02/07/06             1,045             1,045,000
  Mayfield Spine Center Series 2005B DN
    (Huntington National Bank LOC)(a)
                 4.70%(c)                             02/07/06             1,315             1,315,000

                                                                                         =============
                                                                                            18,395,000
                                                                                         -------------
Security Brokers & Dealers - 7.5%
  Bear Stearns & Co., Inc. (A, A1)
                 4.60%(c)                             02/28/06            64,000            64,000,000
  Goldman Sachs Group, Inc. (A-1, P-1)
                 4.42%(c)(d)                          03/08/06           212,010           212,010,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
                 4.50%(c)                             02/27/06            34,000            34,000,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
                 4.55%(c)                             02/01/06            67,500            67,500,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
                 4.64%(c)                             02/13/06           300,000           300,079,324
                 4.66%(c)                             04/19/06            20,000            20,011,664
  Morgan Stanley & Co., Inc. (A-1, P-1)
                 4.58%(c)                             02/01/06            81,040            81,040,000
                 4.50%(c)                             02/15/06           200,000           200,027,832

                                                                                         =============
                                                                                           978,668,820
                                                                                         -------------

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Short-Term Business Credit Institutions - 4.1%
  General Electric Capital Corp. (AAA, Aaa)
                                                     02/09/06-
                 4.52%(c)                             03/29/06   $       371,000   $       371,038,180
                 4.57%(c)                             02/17/06           163,760           163,823,087

                                                                                         =============
                                                                                           534,861,267
                                                                                         -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,741,620,258)                                                                  3,741,620,258
                                                                                         -------------
TIME DEPOSITS - 5.9%
  Branch Banking & Trust Co. (A-1, P-1)
                 4.44%                                02/01/06            35,000            35,000,000
  Societe Generale, New York (A-1+, P-1)
                 4.50%                                02/01/06           737,000           737,000,000

                                                                                         =============
TOTAL TIME DEPOSITS
  (Cost $772,000,000)                                                                      772,000,000
                                                                                         -------------
REPURCHASE AGREEMENTS - 21.5%
Deutsche Bank Securities, Inc.
                 4.45%                                03/31/06           200,000           200,000,000
  (Agreement dated 01/04/06 to be repurchased at
    $202,126,111, collateralized by Federal Home
    Loan Mortgage Corp. Adjustable Rate Mortgage
    Notes and Bonds and Federal National
    Mortgage Assoc. Bonds 4.50% to 5.50% due
    from 03/15/22 to 10/15/35. The value of the
    collateral is $206,000,000.)
Goldman Sachs & Co.
                 4.45%                                02/01/06         1,000,000         1,000,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $1,000,123,611, collateralized by Federal
    Home Loan Mortgage Corp. Adjustable Rate
    Mortgage Notes and Bonds and Federal National
    Mortgage Assoc. Bonds and Variable Rate
    Notes 3.63% to 6.50% due from 09/01/09 to
    12/01/35. The value of the collateral is
$    1,030,000,000.)
Morgan Stanley & Co., Inc.
                 4.46%                                02/01/06         1,500,940         1,500,940,000
  (Agreement dated 01/31/06 to be repurchased at
    $1,501,125,950, collateralized by Federal
    Home Loan Mortgage Corp. Adjustable Rate
    Mortgage Notes and Bonds and Federal National
    Mortgage Assoc. Bonds and Variable Rate
    Notes 3.13% to 9.50% due from 12/01/08 to
    11/01/35. The value of the collateral is
$    1,552,753,908.)
UBS Securities LLC
                 4.46%                                03/31/06           100,000           100,000,000
  (Agreement dated 01/05/06 to be repurchased at
    $101,053,056, collateralized by Federal Home
    Loan Mortgage Corp. Bonds and Federal
    National Mortgage Assoc. Bonds 4.50% to
    5.00% from 11/01/17 to 12/01/35. The value of
    the collateral is $103,003,608.)

                                                                                         =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,800,940,000)
                                                                                         2,800,940,000
                                                                                         -------------

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONCLUDED)

JANUARY 31, 2006 (UNAUDITED)

                                                           VALUE
                                                    ------------------
TOTAL INVESTMENTS IN SECURITIES -  106.9%
  (Cost $13,963,283,127(a))                             $13,963,283,127
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (6.9)%
(Including $839,900,000 of
  investment purchases payable)                            (900,406,873)
                                                        ---------------
NET ASSETS -  100.0%                                    $13,062,876,254
                                                        ===============

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Security is a foreign domiciled issuer which is registered with the
      Securities and Exchange Commission.
 (c) Rates shown are the rates as of January 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (d) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      January 31, 2006, the Fund held 8.7% of its net assets, with a current market value of $1,139,452,299, in securities restricted as to resale.
 (e) Ratings reflect those of guarantor.
 (f) Illiquid Security. As of January 31, 2006, the Fund held 4.0% of its net assets, with a current market value of $526,000,000 in these securities.

                                                                               6

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    FEDFUND

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
AGENCY OBLIGATIONS - 29.6%
Federal Farm Credit Bank Discount Notes - 0.1%
    4.34%                                             02/01/06   $         2,328   $         2,328,000
                                                                                         -------------
Federal Farm Credit Bank Variable Rate
 Notes - 12.3%
    4.26%(b)                                          02/01/06            95,000            94,987,746
    4.28%(b)                                          02/01/06            10,000             9,999,967
    4.28%(b)                                          02/01/06            35,000            35,000,061
    4.28%(b)                                          02/01/06           172,000           172,002,134
    4.30%(b)                                          02/01/06            40,000            40,000,194
    4.37%(b)                                          02/13/06            80,000            80,010,227

                                                                                         =============
                                                                                           432,000,329
                                                                                         -------------
Federal Home Loan Bank Bonds - 0.2%
    2.10%                                             10/13/06             7,415             7,296,987
                                                                                         -------------
Federal Home Loan Bank Variable Rate
 Notes - 7.1%
    4.15%(b)                                          02/02/06           100,000            99,972,860
    4.40%(b)                                          02/21/06           150,000           149,950,810

                                                                                         =============
                                                                                           249,923,670
                                                                                         -------------
Federal Home Loan Mortgage Corp. Discount
 Notes - 3.7%
    4.23%                                             09/27/06            20,000            19,440,700
    4.48%                                             12/01/06            33,500            32,235,417
    4.50%                                             01/09/07            35,000            33,503,750
    4.58%                                             01/19/07            47,500            45,372,844

                                                                                         =============
                                                                                           130,552,711
                                                                                         -------------
Federal National Mortgage Assoc. Discount
 Notes - 4.8%
    4.54%                                             05/01/06           100,000            98,877,611
    4.62%                                             08/01/06            50,000            48,838,583
    4.56%                                             10/02/06            20,000            19,384,400

                                                                                         =============
                                                                                           167,100,594
                                                                                         -------------
Federal National Mortgage Assoc. Variable Rate
 Notes - 1.4%
    4.30%(b)                                          02/07/06            50,000            49,977,799
                                                                                         -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,039,180,090)                                                                  1,039,180,090
                                                                                         -------------
REPURCHASE AGREEMENTS - 74.7%
Deutsche Bank Securities, Inc.
    4.40%                                             03/15/06           250,000           250,000,000
  (Agreement dated 12/14/05 to be repurchased at
    $252,780,556, collateralized by Federal
    National Mortgage Assoc. Adjustable Rate
    Mortgage Notes, Bonds, Corp. Bonds, and
    Variable Rate Notes and Government National
    Mortgage Assoc. Adjustable Rate Mortgage
    Notes and Bonds, 3.13% to 7.00% due 08/01/13
    to 7/15/44. The value of the collateral is
    $257,500,001.)
Deutsche Bank Securities, Inc.
    4.40%                                             03/15/06            50,000            50,000,000
  (Agreement dated 12/16/05 to be repurchased at
    $50,543,889, collateralized by Federal
    National Mortgage Assoc. Adjustable Rate
    Mortgage Notes, Bonds, Corp. Bonds, and
    Variable Rate Notes and Government National
    Mortgage Assoc. Adjustable Rate Mortgage
    Notes and Bonds, 3.13% to 7.00% due 08/01/13
    to 7/15/44.

                                                                       PAR
                                                     MATURITY         (000)               VALUE
    The value of the collateral is $51,500,000.)    ----------   ---------------   -------------------
REPURCHASE AGREEMENTS (Continued)
Deutsche Bank Securities, Inc.
    4.45%                                             03/31/06   $        50,000   $        50,000,000
  (Agreement dated 01/04/06 to be repurchased at
    $50,531,528, collateralized by Federal
    National Mortgage Assoc. Adjustable Rate
    Mortgage Notes, Bonds, Corp. Bonds, and
    Variable Rate Notes, and Government National
    Mortgage Assoc. Adjustable Rate Mortgage
    Notes and Bonds, 3.13% to 7.00% due 08/01/13
    to 7/15/44. The value of the collateral is
    $51,500,000.)
Goldman Sachs & Co.
    4.45%                                             02/01/06           700,000           700,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $700,086,528, collateralized by Federal Home
    Loan Mortgage Corp. Adjustable Rate Mortgage
    Notes and Bonds and Federal National
    Mortgage Assoc. Bonds, 4.00% to 6.00% due
    05/01/10 to 06/01/36. The value of the
    collateral is $72,100,000.)
Morgan Stanley & Co., Inc.
    4.44%                                             02/01/06           200,000           200,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $200,024,667, collateralized by Federal Farm
    Credit Bank Bonds and Discount Notes, Federal
    Home Loan Bank Bonds, Federal Home Loan
    Mortgage Corp. Adjustable Rate Mortgage
    Notes, Bonds, Notes, and Strips, Federal
    National Mortgage Assoc. Bonds, Discount
    Notes, Medium Term Notes, Notes, Strips, and
    Variable Rate Notes, Financing Corp. Strip
    Principals, Resolution Funding Corp. Strips,
    and Tennessee Valley Authority Bonds, 0.00%
    to 7.25% due 02/03/06 to 10/01/35. The value
    of the collateral is $206,916,152.)
Morgan Stanley & Co., Inc.
    4.46%                                             02/01/06           120,951           120,951,000
  (Agreement dated 01/31/06 to be repurchased at
    $120,965,984, collateralized by Federal Farm
    Credit Bank Bonds and Discount Notes, Federal
    Home Loan Bank Bonds, Federal Home Loan
    Mortgage Corp. Adjustable Rate Mortgage
    Notes, Bonds, Notes, and Strips, Federal
    National Mortgage Assoc. Bonds, Discount
    Notes, Medium Term Notes, Notes, Strips, and
    Variable Rate Notes, Financing Corp. Strip
    Principals, Resolution Funding Corp. Strips,
    and Tennessee Valley Authority Bonds, 0.00%
    to 7.25% due 02/03/06 to 10/01/35. The value
    of the collateral is $125,133,578.)
Morgan Stanley & Co., Inc.
    4.46%                                             02/01/06           400,000           400,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $400,049,556, collateralized by Federal Farm
    Credit Bank Bonds and Discount Notes, Federal
    Home Loan Bank Bonds, Federal Home Loan
    Mortgage Corp. Adjustable Rate Mortgage
    Notes, Bonds, Notes, and Strips, Federal
    National Mortgage Assoc. Bonds, Discount
    Notes, Medium Term Notes, Notes, Strips, and
    Variable Rate Notes, Financing Corp. Strip
    Principals, Resolution Funding Corp. Strips,
    and Tennessee Valley Authority Bonds, 0.00%
    to 7.25% due 02/03/06 to 10/01/35. The value
    of the collateral is $413,832,304.)

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONCLUDED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
REPURCHASE AGREEMENTS (Continued)
PNC Bank, N.A.(c)
               4.20%                                  02/01/06   $        54,400   $        54,400,000
  (Agreement dated 01/31/06 to be repurchased at
    $54,406,347, collateralized by Federal
    National Mortgage Assoc. Bonds, 5.00% due
    07/01/20. The value of the collateral is
    $109,304,561.)
UBS Securities LLC
               4.46%                                  02/01/06           300,000           300,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $300,037,167, collateralized by Federal
    National Mortgage Assoc. Strips, 0.00% due
    12/01/33 to 01/01/36. The value of the
    collateral is $ 309,001,492.)
UBS Securities LLC
               4.52%                                  03/27/06           500,000           500,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $503,456,597, collateralized by Federal Home
    Loan Mortgage Corp. Strips and Federal
    National Mortgage Assoc. Strips, 0.00% due
    08/01/20 to 01/01/36. The value of the
    collateral is $515,001,357.)

                                                                                   ===================
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,625,351,000)                                                                  2,625,351,000
                                                                                   -------------------

TOTAL INVESTMENTS IN SECURITIES - 104.3%
  (Cost $3,664,531,090(a))                             3,664,531,090
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (4.3)%                                      (152,660,708)
                                                    ----------------
NET ASSETS -  100.0%                                $  3,511,870,382
                                                    ================

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of January 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Represents an investment in an affiliate.

                                                                               8

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                     T-FUND

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
REPURCHASE AGREEMENTS - 100.3%
Deutsche Bank Securities, Inc.
    4.39%                                             02/01/06   $       900,000   $       900,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $900,108,247, collateralized by U.S. Treasury
    Bonds, Notes, and Strips 0.00% to 9.13% due
    from 06/22/06 to 11/15/24. The value of the
    collateral is $918,000,144.)
Greenwich Capital Markets, Inc.
    4.38%                                             02/01/06           100,000           100,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $100,012,000, collateralized by U.S. Treasury
    Strips and Strip Principals 0.00% to 8.75%
    due from 05/15/07 to 08/15/20. The value of
    the collateral is $102,001,164.)
J.P. Morgan Securities, Inc.
    4.38%                                             02/01/06           900,000           900,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $900,108,000, collateralized by U.S. Treasury
    Bonds and Notes 2.75% to 8.75% due from
    03/31/07 to 08/15/20. The value of the
    collateral is $918,001,085.)
Lehman Brothers, Inc.
    4.37%                                             02/01/06           900,000           900,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $900,107,753, collateralized by U.S. Treasury
    Notes and Inflation Indexed Securities 0.00%
    to 4.75% due from 08/15/07 to 01/15/26. The
    value of the collateral is $918,001,961.)
Morgan Stanley & Co., Inc.
    4.37%                                             02/01/06           629,933           629,933,000
  (Agreement dated 01/31/06 to be repurchased at
    $630,008,419, collateralized by U.S. Treasury
    Bonds and Notes 3.00% to 8.13% due from
    11/15/08 to 05/15/21. The value of the
    collateral is $648,928,354.)
Morgan Stanley & Co., Inc.
    4.38%                                             02/01/06           150,000           150,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $150,018,000, collateralized by U.S. Treasury
    Notes and Bonds 3.00% to 8.13% due from
    11/15/08 to 05/15/21. The value of the
    collateral is $154,523,184.)
UBS Securities LLC
    4.39%                                             02/01/06           800,000           800,000,000
  (Agreement dated 01/31/06 to be repurchased at
    $800,096,219, collateralized by U.S. Treasury
    Inflation Indexed Securities 1.88% to 2.00%
    due from 07/15/13 to 01/15/26. The value of
    the collateral is $816,003,448.)

                                                                                   ===================
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,379,933,000)                                                                  4,379,933,000
                                                                                   -------------------

                                                           VALUE
                                                    ------------------
TOTAL INVESTMENTS IN SECURITIES -100.3%
  (Cost $4,379,933,000(a))                          $    4,379,933,000
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.3)%                                         (14,888,135)
                                                    ------------------
NET ASSETS -  100.0%                                $    4,365,044,865
                                                    ==================

-------------------

 (a) Aggregate cost for Federal income tax purposes.

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                               FEDERAL TRUST FUND

JANUARY 31, 2006 (UNAUDITED)

                                       PAR
                       MATURITY       (000)           VALUE
                      ----------   ----------   ----------------
AGENCY OBLIGATIONS - 100.2%
Federal Farm Credit Bank Discount Notes - 28.1%
      4.34%             02/01/06   $   21,432    $    21,432,000
      4.39%             03/08/06       13,000         12,944,516
      4.51%             12/20/06        2,000          1,919,321

                                                 ===============
                                                      36,295,837
                                                 ---------------
Federal Farm Credit Bank Variable Rate Notes - 34.2%
      4.25%(b)          02/01/06       10,000          9,997,966
      4.26%(b)          02/01/06        4,250          4,249,687
      4.28%(b)          02/01/06        5,000          5,000,126
      4.30%(b)          02/01/06       10,000         10,000,049
      4.29%(b)          02/06/06        5,000          4,999,738
      4.41%(b)          02/24/06       10,000          9,999,809

                                                 ===============
                                                      44,247,375
                                                 ---------------
Federal Home Loan Bank Bonds - 1.5%
      2.50%             02/24/06        1,000            998,799
      2.10%             10/13/06        1,000            984,085

                                                 ===============
                                                       1,982,884
                                                 ---------------
Federal Home Loan Bank Discount Notes - 32.5%
      4.34%             02/01/06       25,000         25,000,000
      4.19%             02/01/06       12,987         12,987,000
      4.20%             02/01/06        3,981          3,981,000

                                                 ===============
                                                      41,968,000
                                                 ---------------
Federal Home Loan Bank Variable Rate Notes - 3.9%
      4.40%(b)          02/21/06        5,000          4,998,360
                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES -  100.2%
  (Cost $129,492,456(a))                             129,492,456
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.2)%                                      (254,852)
                                                 ---------------
NET ASSETS -  100.0%                             $   129,237,604
                                                 ===============

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of January 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                                                              10

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TREASURY TRUST FUND

JANUARY 31, 2006 (UNAUDITED)

                                  PAR
                  MATURITY       (000)           VALUE
                 ----------   ----------   ----------------
U.S. TREASURY OBLIGATIONS - 112.6%
U.S. Treasury Bills - 101.8%
    3.89%          02/02/06   $   79,572   $     79,563,402
    3.91%          02/02/06       12,804         12,802,610
    3.95%          02/02/06       75,000         74,991,771
    3.60%          02/09/06       25,000         24,980,000
    3.88%          02/09/06      130,000        129,887,839
    3.89%          02/09/06       30,000         29,974,093
    3.95%          02/09/06        1,092          1,091,041
    4.08%          02/09/06       35,000         34,968,306
    3.92%          02/16/06      130,000        129,787,938
    4.01%          02/16/06       15,179         15,153,638
    4.02%          02/16/06       89,352         89,202,179
    4.03%          02/16/06       75,000         74,874,063
    3.80%          03/02/06       50,000         49,846,743
    3.82%          03/02/06       80,000         79,753,822
    3.90%          03/02/06       50,000         49,842,715
    4.20%          03/02/06       50,000         49,830,632
    4.30%          03/02/06      175,000        174,414,858
    3.92%          03/09/06      100,000         99,608,000
    3.84%          03/16/06       95,000         94,563,926
    4.28%          04/13/06      122,998        121,960,973

                                           ================
                                              1,417,098,549
                                           ----------------
U.S. Treasury Notes - 10.8%
    5.62%        02/15/06     114,598           114,660,303
    7.00%        07/15/06      36,000            36,391,929

                                           ================
                                                151,052,232
                                           ----------------

TOTAL INVESTMENTS IN SECURITIES -  112.6%
  (Cost $1,568,150,781(a))                    1,568,150,781
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (12.6)%
(Including $174,414,858 of
  investment purchases payable)                (175,436,031)
                                           ----------------
NET ASSETS -  100.0%                       $  1,392,714,750
                                           ================

-------------------

 (a) Aggregate cost for Federal income tax purposes.

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    MUNIFUND

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS - 99.8%
Alabama - 2.9%
  Alabama Housing Finance Authority Multi Family
    Housing RB (Rime Village Hoover Project)
    Series 1996A DN (Federal National Mortgage
    Assoc. Guaranty) (A-1+)
    3.07%(b)                                          02/07/06   $        10,265   $        10,265,000
  Cullman Medical Park RB (South Medical Clinic
    Board Project) (Merrill Lynch P-Float Trust
    Receipts) Series 2005-121 DN (Lloyds Bank
    LOC) (VMIG-1)
    3.08%(b)                                          02/07/06            11,100            11,100,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust LOC, Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    3.04%(b)                                          02/01/06            59,040            59,040,000

                                                                                           ===========
                                                                                            80,405,000
                                                                                           -----------
Alaska - 0.5%
  Anchorage Wastewater RB (Wachovia Merlots
    Trust Receipts) Series 2004C-32 MB (MBIA
    Insurance, Wachovia Bank N.A. SBPA) (MIG-1)
    2.85%(b)(c)                                       04/20/06             3,125             3,125,000
  Matanuska-Susitna Borough RB (Wachovia
    Merlots Trust Receipts) Series 2001A-114 DN
    (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (A-1)
    3.06%(b)                                          02/07/06             3,150             3,150,000
  Valdez Alaska Marine Terminal RB (Exxon Mobil
    Co. Project) Series 1993A DN (A-1+, VMIG-1)
    2.97%(b)                                          02/01/06             9,050             9,050,000

                                                                                   ===================
                                                                                            15,325,000
                                                                                   -------------------
Arizona - 0.5%
  Arizona State Transportation Highway Revenue
    Board RB (Citibank Trust Receipts) Series
    2005R ROC-II-425 DN (Citibank Liquidity
    Facility) (A-1+)
    3.06%(b)                                          02/07/06             3,365             3,365,000
  Colorado Public Highway Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PZ-46 DN (MBIA Insurance, Merrill Lynch & Co.
    SBPA)
    3.10%(b)                                          02/07/06             6,510             6,510,000
  Pima County IDRB (El Dorado Hospital Project)
    DN (Branch Banking & Trust Co. LOC) (VMIG-1)
    3.05%(b)                                          02/07/06             5,400             5,400,000

                                                                                   ===================
                                                                                            15,275,000
                                                                                   -------------------
Arkansas - 0.6%
  Arkansas Housing Finance Authority RB (Baptist
    Health Project) Series 1995 DN (MBIA
    Insurance) (A-1+)
    3.07%(b)                                          02/07/06            15,400            15,400,000
                                                                                   -------------------
California - 8.1%
  California Department of Water Resource Power
    Supply RB Series 2002B-2 DN (Banque
    Nationale de Paribas LOC) (A-1+, VMIG-1)
    3.12%(b)                                          02/01/06               150               150,000
  California Department of Water Resource Power
    Supply RB Series 2002C-4 DN (Morgan
    Guaranty Trust LOC) (A-1+, VMIG-1)
    3.03%(b)                                          02/07/06            20,700            20,700,000
  California Department of Water Resource Power
    Supply RB Subseries 2005G-3 DN(FSA
    Insurance, J.P. Morgan Chase LOC)
    (A-1+, VMIG-1)
    3.18%(b)                                          02/07/06            15,000            15,000,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Economic Recovery RB Series 2004C-10
    DN (Banque Nationale de Paribas LOC)
    (A-1+, VMIG-1)
    3.02%(b)                                          02/07/06   $        47,330   $        47,330,000
  California Economic Recovery RB Series 2004C-20
    DN (XLCA Guaranty) (VMIG-1)
    3.02%(b)                                          02/07/06            19,200            19,200,000
  California Health Facilities Financing
    Authority RB Series 1999 PA-587 DN (Merrill
    Lynch Capital Services Guaranty) (A-1+)
    3.08%(b)                                          02/07/06             8,095             8,095,000
  California State Department Water Reserve Power
    Supply RB Series 2005 F-5 DN (Citibank LOC)
    (A-1+, VMIG-1)
    3.12%(b)                                          02/01/06            40,000            40,000,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2000 PT-1268
    DN (Merrill Lynch & Co. Guaranty) (A-1+)
    3.08%(b)                                          02/07/06            14,335            14,335,000
  Golden State TOB Securitization RB Series
    2006Z-4 DN (AMBAC Insurance)
    3.08%(b)                                          02/07/06             4,960             4,960,000
  Golden State TOB Securitization RB Series
    2006Z-5 DN (FSA Insurance)
    3.08%(b)                                          02/07/06             2,400             2,400,000
  Los Angeles Unified School District GO (ABN
    AMRO Munitops Trust Receipts) Series 2005-36
    DN (Kredietbank LOC) (F-1+, AAA)
    2.95%(b)(c)                                       03/30/06            12,995            12,995,000
  Puttable Floating Option Tax-Exempt Receipts RB
    (Regular Floats PZP-009 Mode A) Series 2005
    DN (FGIC Insurance) (F-1+)
    3.12%(b)                                          02/07/06             9,190             9,190,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005-PZP-005 DN (Multiple LOCs,
    Merrill Lynch & Co. Inc. SBPA) (AAA, F-1+)
    3.12%(b)                                          02/07/06            13,500            13,500,000
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust
    Receipts) Series 2002 PPT-1002C DN
    (Kredietbank LOC) (A-1)
    3.07%(b)                                          02/07/06            20,000            20,000,000

                                                                                   ===================
                                                                                           227,855,000
                                                                                   -------------------
Colorado - 4.0%
  Alamosa County Hospital RB (San Luis Valley
    Regional Medical Center Project) Series 2005
    DN (U.S. Bank N.A. LOC) (A-1+)
    3.07%(b)                                          02/07/06            11,355            11,355,000
  Colorado Education Loan Program RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                                             08/07/06            16,500            16,608,111
  Colorado Health Facilities Authority RB
    (Liberty Heights Retirement Project) Series
    2005 PZ-82 DN (Merrill Lynch & Co. Guaranty)
    (A-1+) 3.10%(b)(c)                                02/07/06            14,385            14,385,000
  Colorado Health Facilities Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2002
    PZ-89 DN (Merrill Lynch Guaranty) (A-1)
    3.10%(b)(c)                                       02/07/06            14,940            14,940,000
  Colorado Health Facilities Authority RB (Total
    Long-Term Care Project) Series 2002 DN (U.S.
    Bank N.A. LOC) (A-1+)
    3.03%(b)                                          02/07/06             4,160             4,160,000

                                                12

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Colorado (continued)
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2005-1B5 MB
    (SP-1, MIG-1)
    2.75%                                             07/05/06   $        10,000   $        10,000,000
  Colorado Springs Utilities RB (Citibank Trust
    Receipts) Series 2005R Roc-II-457 DN
    (Citibank Liquidity Facility) (VMIG-1)
    3.06%(b)                                          02/07/06             7,465             7,465,000
  Colorado State RB Series 2005 TRAN
    (SP-1+, MIG-1)
    4.00%                                             06/27/06            20,000            20,106,770
  Denver Urban Renewal Authority Tax Increment
    RB (Merrill Lynch P-Float Trust Receipts)
    Series 2004 PT-999 DN (Lloyds Bank SBPA)
    (A-1, AA-)
    3.11%(b)(c)                                       02/07/06             9,800             9,800,000
  East Cherry Creek Valley RB (Water & Sanitation
    Project) Series 2004 DN (MBIA Insurance,
    Dexia Bank SPBA) (A-1+)
    2.94%(b)                                          02/02/06             3,500             3,500,000

                                                                                   ===================
                                                                                           112,319,881
                                                                                   -------------------
Delaware - 0.5%
  Delaware Economic Development Authority RB
    (St. Anne's Episcopal School Project) Series
    2001 DN (Wilmington Trust Co. LOC) (A-1)
    3.10%(b)                                          02/07/06             2,000             2,000,000
  Delaware Economic Development Authority RB
    (St. Edmonds Academy Project) Series 2005 DN
    (Mercantile Safe Deposit & Trust Bank LOC)
    (VMIG-1)
    3.07%(b)                                          02/07/06             2,500             2,500,000
  New Castle County Student Housing Authority RB
    (University Courtyard Appartments Project)
    Series 2005 DN (Bank of New York LOC)
    (VMIG-1)
    3.06%(b)                                          02/07/06             5,000             5,000,000
  Sussex County IDRB (Rehoboth Mall Project)
    Series 2001A DN (M&T Bank Corp. LOC) (A-1)
    3.10%(b)                                          02/07/06             3,125             3,125,000

                                                                                   ===================
                                                                                            12,625,000
                                                                                   ===========--------
District of Columbia - 0.4%
  District of Columbia RB (Arts & Technology
    Academy Project) Series 2002 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.07%(b)                                          02/07/06             3,640             3,640,000
  District of Columbia RB (Hospital for Sick
    Children Project) Series 2005 DN (Suntrust
    Bank LOC) (VMIG-1)
    3.03%(b)                                          02/07/06             4,375             4,375,000
  District of Columbia RB Series 2001 DN
    (SunTrust Bank LOC) (VMIG-1)
    3.03%(b)                                          02/07/06             1,700             1,700,000
  District of Columbia Water & Sewer Authority
    Public Utilities RB Series 2002A-64 DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    3.06%(b)                                          02/07/06             2,275             2,275,000

                                                                                   ===================
                                                                                            11,990,000
                                                                                   -------------------
Florida - 1.3%
  Broward County GO (Wachovia Merlots Trust
    Receipts) Series 2004B-9 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    3.06%(b)                                          02/07/06            5,625           5,625,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Florida (continued)
  Florida Board of Education GO (Eagle Tax Exempt
    Trust Receipts) Series 2003A DN (Citibank
    SBPA) (A-1+)
    3.06%(b)                                          02/07/06   $         4,945   $         4,945,000
  Florida Juvenile Department RB (Wachovia Merlot
    Trust Receipts) Series 2000-OOO DN (MBIA
    Insurance) (VMIG-1)
    3.06%(b)                                          02/07/06            11,200            11,200,000
  Leesburg Hospital RB (Villages Regional
    Hospital Project) Series 2006 DN (Radian
    Asset Assurance, Inc. Guaranty) (A-1+,
    VMIG-1) 3.13%(b)                                  02/07/06            12,000            12,000,000
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (Rabobank SBPA, CDC
    Funding Insurance) (VMIG-1)
    3.11%(b)                                          02/07/06             2,595             2,595,000

                                                                                   ===================
                                                                                            36,365,000
                                                                                   -------------------
Georgia - 1.9%
  Appling County Development Authority PCRB
    (Oglethorpe Power Corp. Project) Series 2002
    DN (MBIA Insurance, J.P. Morgan Chase Bank
    SBPA) (A-1+)
    3.08%(b)                                          02/07/06             2,415             2,415,000
  Atlanta Water & Wastewater (Citibank Eagle
    Trust Receipts) RB Series 2005 DN (FSA
    Insurance, Citibank Liquidty Facility) (A-1+)
    3.06%(b)                                          02/07/06             5,000             5,000,000
  Bibb County Methodist Home Development
    Authority RB Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    3.03%(b)                                          02/07/06             2,940             2,940,000
  Clayton County Hospital Authority Anticipation
    Certificates RB Series 1998B DN (SunTrust
    Bank LOC) (Aa3)
    3.03%(b)                                          02/07/06             1,840             1,840,000
  Cobb County Development Authority RB (Boy
    Scouts of America Atlanta Project) Series
    2001 DN (SunTrust Bank LOC) (VMIG-1)
    3.03%(b)                                          02/07/06             3,000             3,000,000
  Cobb County Development Authority RB (Highland
    Park Associates Project) Series 1998 DN
    (SunTrust Bank LOC)
    3.03%(b)                                          02/07/06             2,900             2,900,000
  Dekalb County Housing Authority Multi-Family
    Housing RB (Clairmont Crest Project) Series
    1995 DN (Federal National Mortgage Assoc.
    Guaranty) (A-1+, VMIG-1)
    3.05%(b)                                          02/07/06               400               400,000
  Forsyth County Development Authority RB
    (Pinecrest Academy, Inc. Project) Series
    2000 D (Suntrust LOC) (VMIG-1)
    3.05%(b)                                          02/07/06             1,000             1,000,000
  Forsyth County School District GO Series
    2004A-6 DN (FSA Insurance, CDC Liquidity)
    (A-1+) 3.06%(b)                                   02/07/06             3,025             3,025,000
  Fulton County Development Authority RB (Epstein
    School Project) Series 1997 DN (SunTrust Bank
    LOC) (Aa3)
    3.03%(b)                                          02/07/06             1,900             1,900,000
  Fulton County Development Authority RB (Mount
    Vernon Presbyterian School Project) Series
    2005 DN (Branch Banking & Trust LOC)
    (VMIG-1)
    3.05%(b)                                          02/07/06             3,000             3,000,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Fulton County Development Authority RB (Trinity
    School Project) Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    3.03%(b)                                          02/07/06   $         2,000   $         2,000,000
  Fulton County Residential Care Facilities RB
    (Canterbury Court Project) Series 2004C DN
    (HSH Nordbank LOC) (A-1+)
    3.05%(b)                                          02/07/06            13,500            13,500,000
  Georgia Local Government Certificates RB Series
    2002O DN (MBIA Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    3.10%(b)                                          02/07/06             1,310             1,310,000
  Gwinnett County Hospital Authority Anticipation
    Certificates RB Series 2002 DN (SunTrust Bank
    LOC) (A-1+)
    3.03%(b)                                          02/07/06             3,000             3,000,000
  La Grange Development Authority RB Series 2001
    DN (SunTrust Bank LOC) (VMIG-1)
    3.03%(b)                                          02/07/06             1,000             1,000,000
  Macon-Bibb County Hospital Authority RB (The
    Medical Center of Central Georgia Project)
    Series 1998 DN (SunTrust Bank LOC) (A-1+)
    3.03%(b)                                          02/07/06             3,000             3,000,000
  Medical Center Hospital Authority RB (Spring
    Harbor at Green Island Project) Series 2004
    DN (Bank of Scotland LOC) (F-1+)
    3.03%(b)                                          02/07/06             1,900             1,900,000

                                                                                   ===================
                                                                                            53,130,000
                                                                                   -------------------
Hawaii - 1.1%
  Hawaii GO (Citibank Eagle Trust Receipts)
    Series 2002 DN (FSA Insurance) (A-1+)
    3.06%(b)                                          02/07/06             3,600             3,600,000
  Hawaii Municipal Securities Trust Certificates
    GO (Bear Stearns Municipal Trust Certificates)
    Series 2002A-9049 DN (AMBAC Insurance, Bear
    Stearns Capital Markets Liquidity Facility)
    (A-1) 3.06%(b)(c)                                 02/07/06             8,760             8,760,000
  Hawaii Municipal Securities Trust Certificates
    GO (Bear Stearns Municipal Trust Certificates)
    Series 2002A-9051 DN (FSA Insurance) (A-1)
    3.06%(b)(c)                                       02/07/06             9,990             9,990,000
  Hawaii Pacific Health Special Purpose RB
    (Department of Budget & Finance Project)
    Series 2004B DN (Radian Asset Assurance
    Guaranty, Bank of Nova Scotia Liquidity
    Facility) (A-1+, F-1+)
    3.14%(b)                                          02/07/06             7,500             7,500,000

                                                                                   ===================
                                                                                            29,850,000
                                                                                   -------------------
Illinois - 7.3%
  Boone, McHenry & Dekalb Counties GO (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PZ-50 DN (MBIA Insurance Guaranty) (F-1+)
    3.10%(b)                                          02/07/06             2,730             2,730,000
  Central Lake County Action Water Agency RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-18 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.06%(b)                                          02/07/06             4,970             4,970,000
  Chicago Board of Education GO (Wachovia Merlots
    Trust Receipts) Series 1999A-47 DN (FGIC
    Insurance, Wachovia Bank N.A. LOC) (A-1)
    3.06%(b)                                          02/07/06             3,090             3,090,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Chicago Board of Education GO Series 2005 PZ-60
    DN (FGIC Insurance, Merrill Lynch & Co. SBPA)
    (F-1+)
    3.10%(b)                                          02/07/06   $         2,045   $         2,045,000
  Chicago Board of Education Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001 DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility)
    (A-1) 3.06%(b)(c)                                 02/07/06             4,695             4,695,000
  Chicago GO (Wachovia Merlots Trust Receipts)
    Series 2000W DN (AMBAC Insurance, Wachovia
    Bank N.A. Liquidity Facility) (VMIG-1)
    3.06%(b)                                          02/07/06             2,000             2,000,000
  Chicago O'Hare International Airport RB
    (Wachovia Merlot Trust Receipts) Series
    2002A-25 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facitility) (VMIG-1)
    3.06%(b)                                          02/07/06             5,285             5,285,000
  Chicago Park District RB (Citibank Eagle Tax
    Exempt Trust Receipts) Series 2002-1306 DN
    (FGIC Insurance, Citibank Liquidity Facility)
    (A-1+)
    3.06%(b)                                          02/07/06             5,345             5,345,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2000AAA DN (FSA Insurance)
    (VMIG-1)
    3.06%(b)                                          02/07/06             5,000             5,000,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2005A-13 MB (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    2.80%(b)                                          07/05/06             8,245             8,245,000
  Chicago Wastewater Transmission RB Series 2004
    PZ-40 DN (MBIA Insurance, Merrill Lynch & Co.
    SBPA)
    3.10%(b)                                          02/07/06             2,115             2,115,000
  Cook County Capital Improvement GO (Wachovia
    Merlot Trust Receipts) Series 2002C DN
    (AMBAC Insurance, Wachovia Bank N.A.
    Liquidity Facility) (VMIG-1)
    3.06%(b)                                          02/07/06             3,500             3,500,000
  Du Page County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2001A DN (FSA Insurance, Bear Stearns
    SBPA) (A-1)
    3.06%(b)(c)                                       02/07/06            15,970            15,970,000
  Illinios Finance Authority RB (Landing at
    Plymouth Place Project) Series 2005C DN
    (LaSalle Bank LOC)
    3.04%(b)                                          02/07/06             5,000             5,000,000
  Illinois Dedicated Tax RB (Macon Trust
    Certificates) Series 2002N DN (AMBAC
    Insurance) (A-1+)
    3.12%(b)                                          02/07/06            2,935              2,935,000
  Illinois Development Finance Authority RB
    (Merrill Lynch P-Floats Trust Receipts) Series
    2005PZ-80 DN (Merrill Lynch & Co. Liquidity
    Facility) (VMIG-1)
    3.10%(b)                                          02/07/06            12,035            12,035,000
  Illinois Educational Facilities Authority RB
    (Macon Trust Certificates) Series 2005D DN
    (Bank of America N.A. SBPA) (A-1+)
    3.06%(b)                                          02/02/06             2,780             2,780,000

                                                14

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Illinois Educational Facility Authority RB
    (Aurora University Project) Series 2002 DN
    (Fifth Third Bank N.A. LOC) (VMIG-1)
    3.09%(b)                                          02/07/06   $         1,800   $         1,800,000
  Illinois Finance Authority RB (Gas Supply
    Project) Series 2005-1142 DN (AMBAC Insurance,
    Morgan Stanley Liquidity Facility) (A-1)
    3.05%(b)                                          02/07/06            15,375            15,375,000
  Illinois GO (Macon Trust Certificates) Series
    2006L DN (Bank of America N.A. SBPA) (VMIG-1)
    3.06%(b)                                          02/07/06             3,500             3,500,000
  Illinois GO (Wachovia Merlots Trust Receipts)
    Series 2002 DN (MBIA Insurance, Wachovia
    Bank N.A. Liquidity Facility) (VMIG-1)
    3.06%(b)                                          02/07/06             5,595             5,595,000
  Illinois GO (Wachovia Merlots Trust Reciepts)
    Series 2002 DN (MBIA Insurance, Wachovia
    Bank N.A. SBPA) (VMIG-1)
    3.06%(b)                                          02/07/06             2,490             2,490,000
  Illinois Health Facilities Authority Municipal
    Securities Trust Certificates RB (Bear
    Stearns Trust Receipts) Series 2002 DN (MBIA
    Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    3.06%(b)(c)                                       02/07/06            14,865            14,865,000
  Illinois Regional Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-24 DN (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    3.06%(b)                                          02/07/06            13,560            13,560,000
  Lake County First Preservation District GO
    (Citibank Trust Receipts) Series 2003R ROC-II
    DN (Citibank Liquidity Facility) (A-1+)
    3.06%(b)                                          02/07/06             1,985             1,985,000
  Metropolitan Pier & Exposition Authority
    Dedicated Tax Restructure (Merrill Lynch
    P-Floats Trust Receipts) Series 2005-PZ-52 DN
    (Merrill Lynch & Co. SBPA)
    3.10%(b)                                          02/07/06             7,570             7,570,000
  Metropolitan Pier & Exposition Authority
    Dedicated Tax Restructure (Merrill Lynch
    P-Floats Trust Receipts) Series 2005-PZ-84 DN
    (Merrill Lynch & Co. SBPA)
    3.10%(b)                                          02/07/06            15,465            15,465,000
  Metropolitan Pier & Exposition Authority RB
    (Bear Stearns Trust Certificates) Series
    2005A-224 DN (MBIA Insurance, Bear Stearns
    Capital Markets Liquidity Facility) (VMIG-1)
    3.10%(b)(c)                                       02/07/06             4,455             4,455,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series
    2005PZ-44 DN (MBIA Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.10%(b)(c)                                       02/07/06             5,610             5,610,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2005Z-5
    DN (MBIA Insurance, Goldman Sachs Liquidity
    Facility) (F-1+)
    3.10%(b)(c)                                       02/07/06             5,140             5,140,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2006Z-1
    DN (MBIA Insurance, Goldman Sachs Liquidity
    Facility)
    3.10%(b)(c)                                       02/07/06             4,370             4,370,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Regional Transportation Authority GO (Wachovia
    Merlots Trust Receipts) Series 2001A-86 DN
    (FGIC Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.06%(b)(c)                                       02/07/06   $         1,600   $         1,600,000
  University of Illinois RB (Wachovia Merlots
    Trust Receipts) Series 2000 DN (MBIA
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    3.06%(b)                                          02/07/06             3,500             3,500,000
  Will County Community Unit School District No.
    122 GO (New Lenox Project) Series 2005 PZ-48
    DN (FSA Insurance, Merrill Lynch Capital
    Services SBPA)
    3.10%(b)                                          02/07/06             3,345             3,345,000
  Will County Community Unit School District No.
    365 GO Series 2005 DN (FSA Insurance, Merrill
    Lynch Capital Services SBPA) (F-1+)
    3.10%(b)(c)                                       02/07/06             7,695             7,695,000

                                                                                   ===================
                                                                                           205,660,000
                                                                                   -------------------
Indiana - 2.4%
  Indiana Development Finance Authority RB
    (Educational Facilities-Eiteljorg Museum
    Project) Series 2004 DN (Bank One N.A. LOC)
    (VMIG-1)
    3.05%(b)                                          02/01/06            16,500            16,500,000
  Indiana Health Facilities Financing Authority
    RB (Golden Years Homestead Project) Series
    2004 DN (Wells Fargo Bank LOC) (A-1+)
    3.04%(b)                                          02/07/06             1,100             1,100,000
  Indiana Health Facilities Financing Authority
    RB (Memorial Hospital Project) Series 2004A
    DN (National City Bank of Indiana LOC)
    3.07%(b)                                          02/07/06            21,195            21,195,000
  Indiana Municipal Securities Trust Certificates
    RB (Bear Stearns Municipal Trust Receipts)
    Series 2001A DN (Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    3.06%(b)(c)                                       02/07/06            11,115            11,115,000
  Indiana State Educational Facilities Authority
    RB (Wabash College Project) Series 2003 DN
    (Bank One N.A. LOC) (VMIG-1)
    3.03%(b)                                          02/07/06             2,520             2,520,000
  Indiana Transportation Finance Authority
    Highway
    RB Series 2004 DN (FGIC Insurance, Bank of
    New York SBPA) (A-1+)
    3.08%(b)                                          02/07/06             4,000             4,000,000
  Porter County Industrial Jail Building Corp. RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
    3.06%(b)                                          02/07/06             7,135             7,135,000
  Warren Township Vision 2005 School Building
    Corp. RB (Wachovia Merlots Trust Receipts)
    Series 2001A-52 DN (FGIC Insurance, Wachovia
    Bank N.A. SBPA) (A-1)
    3.06%(b)                                          02/07/06             3,300             3,300,000

                                                                                   ===================
                                                                                            66,865,000
                                                                                   -------------------
Iowa - 0.6%
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN
    (Principal Life Insurance Co. Guaranty) (A-1+)
    3.22%(b)                                          02/07/06             6,000             6,000,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Iowa (continued)
  Iowa Higher Education Loan Authority RB
    (Private College Project) Series 1985 DN
    (MBIA Insurance) (A-1+, VMIG-1)
    3.09%(b)                                          02/07/06   $         1,600   $         1,600,000
  Urbandale IDRB (Aurora Business Park Assoc.
    Project) Series 1985 DN (Principal Life
    Insurance Co. Guaranty) (A-1+)
    3.17%(b)                                          02/07/06             9,200             9,200,000

                                                                                   ===================
                                                                                            16,800,000
                                                                                   -------------------
Kentucky - 1.9%
  Fort Mitchell League of Cities RB (Funding
    Trust Lease Project) Series 2002A DN (U.S.
    Bank N.A. LOC) (VMIG-1)
    3.04%(b)                                          02/07/06             4,700             4,700,000
  Kentucky Assoc. of Counties Advance Revenue
    COP Series 2005 TRAN (SP-1+)
    4.00%                                             06/30/06            20,000            20,099,306
  Kentucky Economic Development Finance
    Authority RB (Hospital Facilities Project)
    Series 2001-509 DN (Merrill Lynch SBPA,
    National Australia Bank LOC) (A-1)
    3.11%(b)                                          02/07/06            28,000            28,000,000

                                                                                   ===================
                                                                                            52,799,306
                                                                                   -------------------
Louisiana - 0.8%
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Capital & Equipment Programs Project)
    Series 2003A DN (AMBAC Insurance, Banque
    Nationale de Paribas Liquidity Facility)
    (A+, Aaa) 3.12%(b)                                02/07/06            23,225            23,225,000
  Louisiana Public Facilities Authority RB (Tiger
    Athletic Foundation Project) Series 1999 DN
    3.04%(b)                                          02/07/06               300               300,000

                                                                                   ===================
                                                                                            23,525,000
                                                                                   -------------------
Maine - 0.1%
  Maine GO Series 2005 TAN (A-1+, MIG-1)
    4.00%                                             06/30/06             4,000             4,020,669
                                                                                   -------------------
Maryland - 1.3%
  Baltimore County RB (St. Paul's School for
    Girls Facility Project) Series 2000 DN (M&T
    Bank Corp. LOC) (A-1)
    3.07%(b)                                          02/07/06             6,505             6,505,000
  Maryland Health & Higher Education Facilities
    Authority RB (Adventist Healthcare Project)
    Series 2003B DN (M&T Bank Corp. LOC)
    (VMIG-1)
    3.07%(b)                                          02/07/06             3,330             3,330,000
  Maryland Health & Higher Education Facilities
    Authority RB (Bear Stearns Municipal
    Securities Trust Receipts) Series 2003
    SGA-143 DN (Societe Generale Liquidity
    Facility) (A-1+) 3.06%(b)                         02/01/06             5,000             5,000,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors' Community Hospital
    Issue Project) Series 1999 DN (M&T Bank Corp.
    LOC) (A-1)
    3.06%(b)                                          02/07/06             4,150             4,150,000
  Maryland State Health & Higher Educational
    Facilities Authority RB (Adventist Healthcare
    Project) Series 2005A DN (LaSalle Bank LOC)
    (VMIG-1)
    3.03%(b)                                          02/07/06            10,000            10,000,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project)
    Series 1998 DN (M&T Bank Corp. LOC) (A-1)
    3.06%(b)                                          02/07/06   $         4,415   $         4,415,000
  Montgomery County RB (Imagination Stage, Inc.
    Facility Project) Series 2002 DN (M&T Bank
    Corp. LOC) (A-1)
    3.10%(b)                                          02/07/06             3,865             3,865,000

                                                                                           ===========
                                                                                            37,265,000
                                                                                           -----------
Massachusetts - 6.1%
  Commonwealth of Massachusetts GO (Wachovia
    Merlots Trust Receipts) Series 2002A-9 DN
    (FSA Insurance, Wachovia Bank N.A. SBPA)
    (A-1)
    3.05%(b)(c)                                       02/07/06             3,600             3,600,000
  Freetown Lakeville Regional School District GO
    Series 2005 BAN (SP-1+)
    4.25%                                             10/20/06             4,400             4,435,998
  Gill-Montague Regional School District GO
    Series 2005 BAN (SP-1+)
    3.62%                                             07/28/06            18,130            18,201,409
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                             08/09/06             4,133             4,156,070
  Lynnfield GO Series 2005 BAN (SP-1+)
    3.35%                                             03/01/06            12,750            12,754,980
  Massachusettes Development Finance Agency
    Multi-Family Housing RB (Carleton Willard
    Village Project) Series 2000 DN (Fleet
    National Bank LOC) (A-1)
    3.00%(b)                                          02/07/06            16,435            16,435,000
  Massachusetts Development Finance Agency RB
    (Boston University Project) Series 2002R-3 DN
    (Society General Liquidity Facility, XLCA
    Insurance)
    3.05%(b)                                          02/07/06            28,890            28,890,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project)
    Series 1999R DN (A-1+, VMIG-1)
    2.87%(b)                                          02/01/06            33,900            33,900,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project)
    Series 2000BB DN (A-1+, VMIG-1)
    2.67%(b)                                          02/07/06            26,850            26,850,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project)
    Series 2004GG-1 DN (A-1+, VMIG-1)
    2.67%(b)                                          02/07/06             9,650             9,650,000
  Massachusetts Health & Educational Facilities
    Authority RB (Massachusetts Institute of
    Technology Project) Series 2001J-1 DN
    (A-1+, VMIG-1)
    2.90%(b)                                          02/07/06             3,700             3,700,000
  Medford GO Series 2006 BAN
    4.00%                                             11/01/06             1,000             1,005,470
  Natick GO Series 2005 BAN (SP-1+, MIG-1)
    3.75%                                             04/28/06             1,432             1,434,781
  Worcester GO Series 2006 BAN (SP-1+, MIG-1)
    4.25%                                             11/10/06             6,050             6,093,560

                                                                                   ===================
                                                                                           171,107,268
                                                                                   -------------------

                                                16

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Michigan - 4.4%
  Comstock Park Public Schools RB (Citigroup
    Trust Receipts) Series 2005 ROC-II-R DN
    (Citigroup Liquidity Facility) (VMIG-1)
    3.06%(b)                                          02/07/06   $         1,330   $         1,330,000
  Detriot City School District RB (Wachovia
    Merlots Trust Receipts) Series 2004B-01 DN
    (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (VMIG-1) 3.06%(b)                                 02/07/06            14,380            14,380,000
  Detroit Sewer & Disposal Authority RB (Second
    Lien Project) Series 2001E MB (FGIC Insurance)
    (A-1+, MIG-1)
    3.00%                                             07/12/06            14,600            14,599,614
  Detroit Sewer & Disposal Authority RB (Wachovia
    Merlots Trust Receipts) Series 2001A-112 DN
    (MBIA Insurance) (VMIG-1)
    3.06%(b)                                          02/07/06             7,940             7,940,000
  Garden City Hospital Finance Authority RB
    (Garden City Hospital Project) Series 1996A
    DN (National City Bank N.A. LOC) (A-1+)
    3.06%(b)                                          02/07/06             2,670             2,670,000
  Kalamazoo Education Authority RB (Friendship
    Village Project) Series 1997A DN (Fifth Third
    Bank N.A. LOC) (A-1+)
    3.04%(b)                                          02/07/06             3,565             3,565,000
  Michigan GO Series 2005A (SP-1+, MIG-1)
    4.50%                                             09/29/06            30,000            30,237,994
  Michigan Housing Development Authority Limited
    Obligation RB Series 1985 DN (Bank One N.A.
    LOC) (VMIG-1)
    3.10%(b)                                          02/07/06            20,600            20,600,000
  Michigan Municipal Bond Authority RB (Detroit
    School District Project) Series 2005-A MB
    (J.P. Morgan Chase LOC)
    3.75%                                             03/21/06             2,500             2,503,844
  Michigan Municipal Bond Authority RB Series
    2005-339 DN (Citibank SBPA) (VMIG-1)
    3.06%(b)                                          02/07/06             8,930             8,930,000
  Michigan Municipal Bond Authority RB Series
    2005B-2 MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.00%                                             08/18/06             9,100             9,151,777
  Michigan Municipal Bond Authority RB Series
    2005C MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.25%                                             08/18/06             2,000             2,012,837
  Michigan State Building Authority RB (Multi
    Modal Facilities Project) Series 2005I DN
    (Depfa Bank SPBA) (A-1+, VMIG-1)
    3.01%(b)                                          02/07/06             2,900             2,900,000
  Oxford Community School GO Series 1996 MB
    (AAA, Aaa)
    5.40%                                             05/01/06             1,500             1,523,058

                                                                                   ===================
                                                                                           122,344,124
                                                                                   -------------------
Minnesota - 2.9%
  Hennepin County GO Series 2005A DN (State
    Street Bank & Trust LOC) (A-1+, VMIG-1)
    2.89%(b)                                          02/07/06            14,025            14,025,000
  Midwest Consortium of Municipal Utilities RB
    Series 2005B DN (U.S. Bank N.A. LOC) (A-1+)
    3.04%(b)                                          02/07/06             3,000             3,000,000

                                                                       PAR
                                                     MATURITY         (000)                VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
  Midwest Consortium of Municipal Utilities RB
    Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
    3.04%(b)                                          02/07/06   $         3,720   $         3,720,000
  Minneapolis & St. Paul Airport RB (Wachovia
    Merlots Trust Receipts) Series 2000A DN
    (FGIC Insurance) (VMIG-1)
    3.06%(b)                                          02/07/06             4,990             4,990,000
  Minneapolis GO (Convention Center Project)
    Series 2000 DN (Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    2.89%(b)                                          02/07/06             3,795             3,795,000
  Minneapolis GO (Convention Center Project)
    Series 2004A DN (Dexia Bank SBPA, Suntrust
    Bank LOC) (A-1+, VMIG-1)
    2.89%(b)                                          02/07/06             1,200             1,200,000
  Minneapolis GO (Guthrie Parking Ramp Project)
    Series 2005 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    2.89%(b)                                          02/07/06               200               200,000
  Minneapolis GO (Mill Quarter Project) Series
    2005 DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    2.89%(b)                                          02/07/06             1,065             1,065,000
  Minneapolis GO (Public Library Project) Series
    2003 DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    2.89%(b)                                          02/07/06             2,650             2,650,000
  Minneapolis GO Series 2003 DN (Dexia Bank
    SBPA) (A-1+, VMIG-1)
    2.89%(b)                                          02/02/06             2,300             2,300,000
  Minnesota Higher Education Facilities Authority
    RB (Carleton College Project) Series 2000G DN
    (Wells Fargo Bank LOC) (VMIG-1)
    2.89%(b)                                          02/07/06             4,180             4,180,000
  Minnesota Housing Finance Agency RB
    (Residential Housing Project) Series 2005D MB
    (SP-1+, MIG-1)
    2.90%                                             05/18/06             4,000             4,000,000
  Minnesota Public Facilities Authority Water
    PCRB (Wachovia Merlots Trust Receipts) Series
    2002A DN (Wachovia Bank N.A. SBPA) (VMIG-1)
    3.06%(b)                                          02/07/06            14,720            14,720,000
  Southern Minnesota Power Agency Power Supply
    Systems RB (Merrill Lynch P-Floats) Series
    2005 PZ-77 DN (MBIA Insurance) (F-1+)
    3.10%(b)                                          02/07/06             3,305             3,305,000
  St. Cloud GO (Infrastructure Management Fund
    Project) Series 2004 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    2.94%(b)                                          02/07/06             5,000             5,000,000
  Washington County Housing & Redevelopment
    Authority Multi-Family RB (Federal Home Loan
    Mortgage Corp. P-Float Trust Receipts) Series
    2005 MT-154 DN (Federal Home Loan Mortgage
    Corp. Guaranty) (A-1+)
    3.09%(b)                                          02/07/06             6,995             6,995,000
  West St. Paul ISD Number 197 RB (CitiGroup
    Trust Receipts) Series 6506-ROC-R-II DN
    (Citibank SBPA) (A-1+)
    3.06%(b)                                          02/07/06             7,170             7,170,000

                                                                                   ===================
                                                                                            82,315,000
                                                                                   -------------------

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Mississippi - 1.9%
  Mississippi Development Bank Special Obligation
    RB (Correctional Facilities Project) Series
    2002 DN (AMBAC Insurance, Amsouth Bank of
    Alabama SBPA) (A-1)
    3.12%(b)                                          02/07/06   $         3,715   $         3,715,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2003 DN (AMBAC Insurance,
    Banque Nationale de Paribas SBPA) (A-1+)
    3.12%(b)                                          02/07/06             9,000             9,000,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2005 DN (AMBAC Insurance)
    (A-1+)
    3.12%(b)                                          02/02/06            15,000            15,000,000
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2000HH DN (AMBAC Insurance) (Aaa)
    2.83%(b)(c)                                       07/19/06            16,475            16,475,000
  Mississippi GO (Morgan Stanley Trust Receipts)
    Series 2005-1150 DN (Morgan Stanley SBPA)
    (F-1+)
    3.05%(b)                                          02/07/06            10,000            10,000,000

                                                                                   ===================
                                                                                            54,190,000
                                                                                   -------------------
Missouri - 1.0%
  Kansas City Municipal Assistance Corp. (Merrill
    Lynch P-Floats Trust Receipts) RB Series
    2005PZ-53 DN (Merrill Lynch & Co. SBPA)
    (AAA, F1+)
    3.10%(b)                                          02/07/06             5,535             5,535,000
  Missouri Board Public Buildings Special
    Obligation RB (Wachovia Merlots Trust
    Receipts) Series 2003A DN (Wachovia Bank N.A.
    SBPA) (VMIG-1)
    3.06%(b)                                          02/07/06             4,975             4,975,000
  Missouri Development Finance Board Lease RB
    Series 1999 DN (TransAmerican Life Insurance)
    (A-1+)
    3.09%(b)                                          02/07/06            18,525            18,525,000

                                                                                   ===================
                                                                                            29,035,000
                                                                                   -------------------
Multi-State - 3.6%
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project)
    Series 2005-38 DN (FGIC & MBIA Insurance,
    State Street Bank & Trust SBPA) (A-1+, VMIG-1)
    3.14%(b)(c)                                       02/07/06            26,800            26,800,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-17 DN (Multiple Insurances,
    Societe Generale SBPA) (A-1+)
    3.17%(b)(c)                                       02/07/06            29,685            29,685,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-18 DN (Societe Generale SBPA)
    (A-1+)
    3.17%(b)(c)                                       02/07/06            14,805            14,805,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-19 DN (AMBAC, FGIC, FSA
    Insurance, Societe Generale SBPA) (A-1+)
    3.17%(b)                                          02/07/06            11,275            11,275,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital
    Services SBPA) (F-1+)
    3.17%(b)(c)                                       02/07/06             3,160             3,160,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Multi-State (continued)
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005PZP-007 DN (Multiple LOCs)
    (AAA, F-1+)
    3.12%(b)(c)                                       02/07/06   $        15,000   $        15,000,000

                                                                                   ===================
                                                                                           100,725,000
                                                                                   -------------------
Nebraska - 0.8%
  American Public Energy Agency Gas Supply RB
    (National Public Gas Agency Project) Series
    2003A DN (Societe Generale SBPA)
    (A-1+, VMIG-1)
    3.07%(b)                                          02/07/06            15,000            15,000,000
  Omaha GO (Citibank Eagle Trust Receipts) Series
    2004A DN (Citibank SBPA) (A-1+)
    3.06%(b)                                          02/07/06             8,000             8,000,000

                                                                                   ===================
                                                                                            23,000,000
                                                                                   -------------------
Nevada - 0.9%
  Clark County Airport RB (ABN-AMRO Munitops
    Trust Certificates) Series 2005-56 DN (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (F-1+, AAA)
    2.90%(b)(c)                                       03/09/06             4,995             4,995,000
  Clark County School District Municipal
    Securities Trust Certificates RB (Bear
    Stearns Trust Receipts) Series 2001A DN (FSA
    Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (A-1+)
    3.06%(b)(c)                                       02/07/06            12,480            12,480,000
  Reno Capital Improvement RB (Bear Stearns
    Trust Certificates) Series 2002A DN (FGIC
    Insurance, Bear Stearns LOC) (A-1)
    3.06%(b)(c)                                       02/07/06             7,600             7,600,000

                                                                                   ===================
                                                                                            25,075,000
                                                                                   -------------------
New Hampshire - 0.4%
  New Hampshire Health & Educational Facilities
    Authority RB (Southern New Hampshire
    Medical Center Project) Series 2004B DN
    (Radian Asset Assurance Guaranty, Fleet Bank
    SBPA) (A-1+)
    3.07%(b)                                          02/07/06             7,000             7,000,000
  New Hampshire Health & Educational Facilities
    RB (Huntington at Nashua Project) Series
    2003B DN (Comerica Bank LOC) (A-1+)
    3.05%(b)                                          02/07/06             3,550             3,550,000

                                                                                   ===================
                                                                                            10,550,000
                                                                                   -------------------
New Jersey - 3.1%
  Essex County Improvement Authority RB (Pooled
    Governmental Loan Program) Series 1986 DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    2.97%(b)                                          02/07/06               400               400,000
  Hudson County COP Series 2001A-35 DN (MBIA
    Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
    3.05%(b)                                          02/07/06             2,880             2,880,000
  Hudson County Improvement Authority RB
    (Essential Purpose Pooled Government Project)
    Series 1986 DN (Bank of New York LOC)
    2.94%(b)                                          02/07/06            18,085            18,085,000

                                                18

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
  New Jersey Economic Development Authority RB
    (Citibank P-Float Trust Receipts) Series 2004
    ROC-II-R-309 DN (Assured Guaranty Corp.
    Insurance, Citibank N.A. SBPA) (A-1+)
    3.08%(b)(c)                                       02/07/06   $        13,100   $        13,100,000
  New Jersey Economic Development Authority RB
    (Landesbank Hessen-Thuringen Girozentrale
    P-Float Trust Receipts) Series 2004 MT-035 DN
    (Assured Guaranty Corp. Insurance,
    Landesbank Hessen-Thuringen Girozentrale
    SBPA) (A-1)
    3.05%(b)(c)                                       02/07/06             2,200             2,200,000
  New Jersey Educational Facilities Authority RB
    (Princeton University Project) Series 2002B
    DN (A-1+, VMIG-1)
    2.92%(b)                                          02/01/06             1,400             1,400,000
  New Jersey GO Series 2005A TRAN (SP-1, MIG-1)
    4.00%                                             06/23/06            46,190            46,398,057
  New Jersey Health Care Facilities Financing
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001 PT-1319 DN (AMBAC
    Insurance, Merrill Lynch Capital Services
    SBPA) (A-1)
    3.07%(b)(c)                                       02/07/06             2,480             2,480,000

                                                                                   ===================
                                                                                            86,943,057
                                                                                   -------------------
New Mexico - 0.5%
  ABN AMRO Munitops Trust Receipts RB Series
    2005-42 DN (AMBAC Insurance) (F-1+)
    3.06%(b)(c)                                       02/07/06            10,290            10,290,000
  New Mexico Financial Authority RB (Cigarette Tax
    Project) Series 2004B DN (MBIA Insurance,
    Bank of America N.A. SBPA) (A-1+, VMIG-1)
    3.05%(b)                                          02/07/06             3,115             3,115,000

                                                                                   ===================
                                                                                            13,405,000
                                                                                   -------------------
New York - 7.4%
  City of New York GO (Citibank Trust Receipts)
    Series 2003R ROC-II-251A DN (Citibank
    Liquidity Facility) (VMIG-1)
    3.09%(b)                                          02/07/06            10,400            10,400,000
  City of New York GO Series 2004H-2 DN (Bank of
    New York LOC) (A-1+, VMIG-1)
    3.02%(b)                                          02/07/06            10,900            10,900,000
  City of New York Housing Development Corp.
    Multi-Family Rental Housing RB (Related
    Monterey Project) Series 1997A DN (Federal
    National Mortgage Assoc. Guaranty) (A-1+)
    3.00%(b)                                          02/07/06            10,370            10,370,000
  City of New York Municipal Water Finance
    Authority RB (Water & Sewer Systems Project)
    Series 2002C-1 DN (State Street Bank & Trust
    LOC) (A-1+, VMIG-1)
    3.07%(b)                                          02/01/06            22,300            22,300,000
  City of New York Transitional Finance Authority
    Financing RB (Future Tax Secured Bonds)
    Series 1998C DN (Bayerische Landesbank
    Girozentrale LOC) (A-1+, VMIG-1)
    3.04%(b)                                          02/01/06            13,700            13,700,000
  City of New York Transitional Finance Authority
    RB (New York City Recovery Project) Series
    2002-1-1C DN (J.P. Morgan Chase Bank LOC)
    (A-1+, VMIG-1)
    3.04%(b)                                          02/01/06            20,000            20,000,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Dormitory Authority RB (Teresian House Housing
    Corp. Project) Series 2003 DN (Lloyds Bank
    LOC) (A-1+)
    2.99%(b)                                          02/07/06   $        12,830   $        12,830,000
  Dormitory Authority RB (Wachovia Merlots Trust
    Receipts) Series 2005A-09 DN (AMBAC
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    2.78%(b)                                          06/28/06             4,990             4,990,000
  New York City Transitional Finance Authority RB
    (Citibank Trust Receipts) Series 2005R
    ROC-II-465 DN (Citibank Liquidity Facility)
    (A-1+)
    3.06%(b)(c)                                       02/07/06             4,655             4,655,000
  New York City Transitional Finance Authority RB
    (Future Tax Secured Project) Series 1998A-1
    DN (A-1+, VMIG-1)
    3.00%(b)                                          02/07/06            34,880            34,880,000
  New York Environmental Facilities Clean Water &
    Drinking RB (Citibank Trust Receipts) Series
    2004R ROC-3016 DN (Citigroup SBPA) (A-1+)
    3.06%(b)                                          02/02/06             1,840             1,840,000
  New York Housing Finance Agency RB (Tribeca
    Green Housing Project) Series 2003A DN
    (Landesbank Hessen-Thuringen Girozentrale
    LOC) (VMIG-1)
    3.00%(b)                                          02/07/06            12,300            12,300,000
  New York Power Authority Revenue & General
    Purpose GO Series 1985 MB (Dexia LOC)
    (A-1+, VMIG-1)
    2.80%                                             03/01/06             6,300             6,300,000
  New York State Housing Finance Agency RB (10
    Liberty-A Project) Series 2003 DN (Federal
    Home Loan Mortgage Corp. Liquidity Facility)
    3.00%(b)                                          02/07/06            21,750            21,750,000
  Triborough Bridge & Tunnel Authority RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2002 PA-956 DN (Merrill Lynch Capital
    Services Liquidity Facility) (A-1+)
    3.07%(b)                                          02/07/06             5,000             5,000,000
  Triborough Bridge & Tunnel Authority RB Series
    2005A DN (Dexia SBPA) (A-1+, VMIG-1)
    3.06%(b)                                          02/07/06             1,900             1,900,000
  Westchester Tobacco Asset Securitization Corp.
    RB (Merrill Lynch P-Float Trust Receipts)
    Series 2005-1338 DN (Merrill Lynch Capital
    Services) (F-1+)
    3.10%(b)                                          02/07/06            13,265            13,265,000

                                                                                   ===================
                                                                                           207,380,000
                                                                                   -------------------
North Carolina - 4.0%
  ABN AMRO Munitops Trust Receipts RB Series
    2005-52 DN (ABN AMRO Bank N.V. LOC)
    (VMIG-1)
    3.06%(b)(c)                                       02/07/06             5,995             5,995,000
  Charlotte COP (Convention Facilities Project)
    Series 2003B DN (Wachovia Bank N.A. LOC)
    (A-1, VMIG-1)
    3.07%(b)                                          02/07/06             7,085             7,085,000
  Charlotte Water & Sewer System GO Series 2005
    TECP (Wachovia Bank LOC) (A-1+, P-1)
    2.88%                                             06/08/06            11,700            11,700,000
    3.03%                                             07/11/06             7,600             7,600,000
    3.21%                                             08/01/06             4,600             4,600,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  Guilford County Industrial Facilities PCRB
    (Recreational Facilities-YMCA Project) Series
    2002 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.05%(b)                                          02/07/06   $           330   $           330,000
  North Carolina Capital Facilities Finance
    Agency Educational Facilities (Country Day
    School Project) RB Series 2005 DN (Branch
    Banking & Trust Co. LOC) (VMIG-1)
    3.05%(b)                                          02/07/06             6,900             6,900,000
  North Carolina Capital Facilities Finance
    Agency Educational Facilities RB Series 2001
    DN (Branch Banking & Trust Co. LOC) (VMIG-1)
    3.05%(b)                                          02/07/06             2,045             2,045,000
  North Carolina GO (Citigroup Trust Receipts)
    Series 2005R ROC-II-R-384 DN (Citibank
    Liquidity Facility) (A-1+)
    3.06%(b)                                          02/07/06             5,890             5,890,000
  North Carolina GO Series 2003A-23 DN (Wachovia
    Bank N.A. SBPA) (A-1)
    3.06%(b)(c)                                       02/07/06             6,300             6,300,000
  North Carolina Medical Care Commission
    Hospital RB (Baptist Hospital Project) Series
    1992B DN (Wachovia Bank N.A. LOC)
    (A-1, VMIG-1)
    3.03%(b)                                          02/07/06             1,100             1,100,000
  North Carolina Medical Care Commission
    Hospital RB (Park Ridge Hospital Project)
    Series 1988 DN (NationsBank LOC) (A-1+)
    3.02%(b)                                          02/07/06             1,575             1,575,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Aldersgate Project)
    Series 2001 DN (Branch Banking & Trust Co.
    LOC) (A-1)
    3.14%(b)                                          02/07/06             5,910             5,910,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Brookwood Project)
    Series 2001C DN (Branch Banking & Trust Co.
    LOC) (A-1)
    3.14%(b)                                          02/07/06             4,500             4,500,000
  North Carolina Medical Care Community Health
    Care Facilities RB (Pennybyrn Project) Series
    2005C DN (Bank of America LOC) (F-1+)
    3.03%(b)                                          02/07/06            10,000            10,000,000
  North Carolina Medical Care Community Hospital
    RB (Duke University Hospital Project) Series
    1985B DN (Wachovia Bank N.A. SBPA)
    (A-1+, VMIG-1)
    3.00%(b)                                          02/07/06              300                300,000
  North Carolina Medical Care Community Hospital
    RB (Southeastern Regional Medical Center
    Project) Series 2005 DN (Branch Banking &
    Trust LOC) (VMIG-1)
    3.05%(b)                                          02/07/06             2,640             2,640,000
  North Carolina Municipal Power Agency RB
    (Merrill Lynch P-Float Trust Receipts,
    Catawba Electric Co. Project) Series 2003 MB
    (AMBAC Insurance, Merrill Lynch Capital
    Services SPBA) (F-1+)
    3.35%(b)(c)                                       02/07/06             3,995             3,995,000
  North Carolina Trust Certificates GO Series
    2005A-22 DN (IXIS Municipal Products
    Liquidity) (A-1+)
    3.06%(b)                                          02/07/06             5,000             5,000,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  Raleigh County COP (Packaging Facilities
    Project) Series 2000A DN (Bank of America N.A.
    SBPA) (A-1+, VMIG-1)
    3.05%(b)                                          02/07/06   $         1,490   $         1,490,000
  University of North Carolina RB (Eagle Trust
    Receipts) Series 2005A DN (Citibank Liquidity
    Facility) (A-1+)
    3.06%(b)(c)                                       02/07/06            10,000            10,000,000
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    4.00%                                             04/03/06             7,000             7,014,415

                                                                                   ===================
                                                                                           111,969,415
                                                                                   -------------------
Ohio - 3.0%
  Akron Income Tax RB (Community Learning
    Centers Project) Series 2004A DN (FGIC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (A-1, F-1+)
    3.05%(b)                                          02/01/06            22,730            22,730,000
  Cambridge City Hospital Facilities Authority RB
    (Regional Medical Center Project) Series 2001
    DN (National City Bank N.A. LOC) (VMIG-1)
    3.06%(b)                                          02/07/06             2,000             2,000,000
  Clark County Health Care Facilities RB (Masonic
    Home Project) Series 2001 DN (AMBAC
    Insurance) (A-1+, VMIG-1)
    3.05%(b)                                          02/07/06            11,900            11,900,000
  Clark County Multi-Family RB (Masonic Home
    Project) Series 1999 DN (AMBAC Insurance)
    (VMIG-1)
    3.05%(b)                                          02/07/06            14,765            14,765,000
  Franklin County Municipal Securities Trust
    Certificates RB Series 2002A-9047 DN (AMBAC
    Insurance, Bear Stearns SBPA) (A-1)
    3.04%(b)(c)                                       02/07/06             4,100             4,100,000
  Hamilton County Economic Development RB (Taft
    Museum Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC)
    3.04%(b)                                          02/07/06               300               300,000
  Hamilton County Hospital Facilities RB (Merrill
    Lynch Trust Receipts P-Float PT-507) Series
    2001 DN (Merrill Lynch Guaranty) (A-1+)
    3.11%(b)                                          02/07/06             8,780             8,780,000
  Jackson RB (Hospital Facilities Project) Series
    2005 DN (Radian Insurance, Fifth Third Bank
    N.A. LOC) (AA, F-1+)
    3.08%(b)                                          02/07/06             8,190             8,190,000
  Lucas County Health Facilities Authority RB
    (Lutheran Homes Society Project) Series 1996
    DN (Bank One N.A. LOC) (A-1+)
    3.02%(b)                                          02/07/06               800               800,000
  Tuscarawas County Hospital Facilities RB
    (Merrill Lynch Trust Receipts P-Float MT-103)
    Series 2005 DN (Merrill Lynch Guaranty)
    3.09%(b)                                          02/07/06               960               960,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity
    Facility) (A-1+)
    3.04%(b)                                          02/07/06             5,155             5,155,000

                                                20

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Warren County Healthcare Facilities RB
    (Otterbein Homes Project) Series 1998B DN
    (Fifth Third Bank N.A. LOC) (A-1+)
    3.07%(b)                                          02/07/06   $           920   $           920,185
  Wood County Facilities Import Piping Industry
    RB Series 2001 DN (KeyBank N.A. LOC)
    3.10%(b)                                          02/07/06             2,675             2,675,000

                                                                                   ===================
                                                                                            83,275,185
                                                                                   -------------------
Oklahoma - 0.1%
  Oklahoma Industrial Authority RB (Casady School
    Project) Series 2001 DN (Bank One N.A. LOC)
    3.09%(b)                                          02/07/06             2,405             2,405,000
                                                                                   -------------------
Oregon - 0.2%
  Umitilla County Hospital Facility Authority RB
    (Catholic Health Project) Series 1997B DN
    (Bayerische Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    3.02%(b)                                          02/07/06             5,720             5,720,000
                                                                                   -------------------
Pennsylvania - 5.2%
  Chester County IDA Student Housing RB
    (University Student Housing Limited Project)
    Series 2003 DN (VMIG-1)
    3.07%(b)                                          02/07/06             4,900             4,900,000
  Cumberland County Municipal Authority RB
    (Wesley Affiliated Services, Inc. Project)
    Series 2005 DN (Sovereign Bancorp LOC) (A-1+)
    3.05%(b)                                          02/02/06             6,200             6,200,000
  Delaware County IDRB (The Agnes Irwin School
    Project) Series 2003 DN (Citizens Bank LOC)
    (VMIG-1)
    3.04%(b)                                          02/07/06               300               300,000
  Delaware Valley IDRB (Citibank Trust Receipts)
    Series 2001 DN (AMBAC Insurance, Bank of
    New York SBPA) (A-1+)
    3.06%(b)                                          02/07/06             5,000             5,000,000
  Delaware Valley Regional Finance Authority
    Local Government RB Series 1985A DN (National
    Australia LOC) (A-1, VMIG-1)
    3.05%(b)                                          02/07/06             2,500             2,500,000
  Franklin County IDRB (Chambersburg Hospital
    Project) Series 2000 DN (AMBAC Insurance,
    Wachovia Bank N.A. SBPA) (A-1)
    3.12%(b)                                          02/07/06             1,550             1,550,000
  Hanover Public School District GO (State Aid
    Withholding Project) Series 2005 DN (FSA
    Insurance) (VMIG-1)
    3.02%(b)                                          02/07/06             5,000             5,000,000
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale
    Liquidity Facility) (A-1+)
    3.02%(b)                                          02/07/06            43,850            43,850,000
  Lancaster County Hospital Authority RB (Landis
    Homes Retirement Community Project) Series
    2002 DN (M&T Bank Corp. LOC) (A-1)
    3.07%(b)                                          02/07/06             4,100             4,100,000
  North Pocono School District GO Series 2003-8
    DN (ABN-AMRO Bank N.V. SBPA, FGIC
    Insurance) (F-1+)
    3.05%(b)(c)                                       02/07/06             9,300             9,300,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 MT-042 DN (Lloyds Bank
    LOC, Merrill Lynch Capital Services SBPA)
    (F-1+)
    3.08%(b)(c)                                       02/07/06   $        16,400   $        16,400,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005-2498 DN (Merrill Lynch
    Guaranty) (F-1+)
    3.12%(b)(c)                                       02/07/06             7,210             7,210,000
  Pennsylvania Higher Educational Facilities
    Authority RB Series 2005-AD DN (MBIA
    Insurance) (VMIG-1)
    3.01%(b)                                          02/07/06             3,000             3,000,000
  Pennsylvania Infrastructure Investment
    Authority RB (Putters Trust Receipts) Series
    2005-1216 DN (J.P. Morgan Chase Bank LOC)
    (VMIG-1) 3.06%(b)                                 02/02/06            10,000            10,000,000
  Southcentral General Authority RB (Homewood
    Hanover Project) Series 2003 DN (Manufacturer
    & Traders Trust N.A. LOC) (A-1)
    3.07%(b)                                          02/07/06            14,000            14,000,000
  Union County Hospital Authority RB (Evangelical
    Community Hospital Project) Series 2001 MB
    (Fleet National Bank SPBA, Radian Asset
    Assurance Guaranty) (A-1)
    2.45%(b)                                          02/01/06             9,610             9,610,000
  Westmoreland County IDRB (Retirement
    Redstone Project) Series 2005B DN (Sovereign
    Bank LOC, Bank of Nova Scotia LOC) (A-1+)
    3.04%(b)                                          02/07/06             3,000             3,000,000

                                                                                   ===================
                                                                                           145,920,000
                                                                                   -------------------
Puerto Rico - 0.1%
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority RB Series 2005A-21 MB
    (Wachovia Bank LOC) (VMIG-1)
    3.32%(c)                                          11/15/06             3,845             3,845,000
                                                                                   -------------------
South Carolina - 3.2%
  Dorchester County GO Series 2005 BAN (SP-1)
    4.00%                                             05/25/06            12,000            12,043,014
  Educational Facilities Authority Private
    Non-Profit Institutions of Higher Learning RB
    (Allen University Project) Series 2005A DN
    (National Bank of South Carolina LOC) (F-1)
    3.07%(b)                                          02/07/06             4,000             4,000,000
  Greenville County School District Installment
    RB Series 2005R-361 DN (Assured Guaranty,
    Citibank Liquidity Facility) (A-1+)
    3.07%(b)                                          02/07/06            30,925            30,925,000
  Medical University Hospital Authority RB Series
    2005A-5 DN (MBIA Insurance, Bank of America
    N.A. SBPA) (VMIG-1)
    3.07%(b)(c)                                       02/07/06            16,000            16,000,000
  Piedmont Municipal Power Agency RB (Merrill
    Lynch P-Float Trust Receipts, Electric Co.
    Project) Series 2005PZ-64 DN (AMBAC
    Insurance, Merrill Lynch SBPA)
    3.10%(b)                                          02/07/06             6,945             6,945,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)                VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
South Carolina (continued)
  South Carolina Jobs Economic Development
    Authority Hospital Facilities RB (Oconee
    Memorial Hospital Project) Series 2005A DN
    (Radian Asset Assurance Guaranty) (VMIG-1)
    3.07%(b)                                          02/07/06   $         8,000   $         8,000,000
  South Carolina Transitional Infrastructure RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002A DN (AMBAC Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    3.07%(b)                                          02/07/06            10,475            10,475,000

                                                                                   ===================
                                                                                            88,388,014
                                                                                   -------------------
Tennessee - 1.1%
  City of Chattanooga Health, Education & Housing
    Facility Board RB Series 1999 DN (Amsouth
    Bank of Alabama LOC) (A-1)
    3.14%(b)                                          02/07/06            12,400            12,400,000
  Cleveland IDRB (YMCA Chattan Project) Series
    1999 DN (SunTrust Bank LOC)
    3.03%(b)                                          02/07/06             1,400             1,400,000
  Gallatin Industrial Development Board
    Educational Facilities RB (John Vianney
    School Project) Series 2002 DN (SunTrust Bank
    LOC) (VMIG-1)
    3.08%(b)                                          02/07/06             1,940             1,940,000
  Memphis GO Series 1995A DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    3.09%(b)                                          02/07/06               300               300,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB
    (Ascension Health Credit Project) Series
    2001B-2 MB (A-1+, VMIG-1)
    3.40%                                             01/03/07             3,500             3,500,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB (Belmont
    University Project) Series 1997 DN (SunTrust
    Bank LOC) (VMIG-1)
    3.03%(b)                                          02/07/06             3,000             3,000,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Trevecca Nazarene Project)
    Series 2003 DN (SunTrust Bank LOC)
    3.03%(b)                                          02/07/06             5,000             5,000,000
  Montgomery County Public Building Authority
    Pooled Financing RB (Tennessee County Loan
    Pool Project) Series 1997 DN (NationsBank
    LOC) (VMIG-1)
    3.02%(b)                                          02/07/06             2,075             2,075,000
  Washington County IDRB (Springbrook Properties
    Project) Series 1996 DN (SunTrust Bank LOC)
    (A-1+, VMIG-1)
    3.03%(b)                                          02/07/06               800               800,000

                                                                                   ===================
                                                                                            30,415,000
                                                                                   -------------------
Texas - 6.5%
  Austin Water & Wastewater System RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (MBIA
    Insurance) (VMIG-1)
    3.06%(b)                                          02/07/06             2,475             2,475,000
  Clear Creek ISD GO Series 2005-04 DN (Wachovia
    Bank N.A. LOC) (VMIG-1)
    3.06%(b)                                          02/07/06             5,100             5,100,000
  Comal ISD GO Series 2005 DN (Bank of New York
    LOC) (A-1, VMIG-1)
    3.12%(b)(c)                                       02/07/06             1,130             1,130,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Cypress Fairbanks ISD GO (Wachovia Merlot Trust
    Receipts) Series 2004 C-16 DN (PSF Guaranty)
    (VMIG-1)
    3.06%(b)                                          02/07/06   $         4,500   $         4,500,000
  De Soto ISD RB (Citigroup Trust Receipts)
    Series 2004R-2107 ROC II DN (PSF Guaranty,
    Citigroup Global Markets Liquidity Facility)
    (A-1+) 3.06%(b)                                   02/07/06             6,120             6,120,000
  Eagle Mountain & Saginaw ISD GO (Municipal
    Securities Trust Receipts) Series 2003 SGA-141
    DN (PSF Guaranty, Societe Generale Liquidity
    Facility) (A-1+)
    3.06%(b)                                          02/01/06             4,000             4,000,000
  Harris County RB (Citibank Trust Receipts)
    Series 2002-1029 ROC-II DN (FSA Insurance)
    (A-1+) 3.06%(b)                                   02/07/06             1,880             1,880,000
  Hockley County Industrial Corp. PCRB (B.P.
    Amoco, Standard Oil Co. Project) Series 1983
    MB (B.P. Amoco Oil Guaranty) (A-1+)
    2.80%                                             03/01/06             7,225             7,225,000
  Houston GO Series 2005 TECP (Bank of America
    N.A. LOC) (A-1+, P-1)
    3.02%                                             02/10/06             5,500             5,500,000
  Houston ISD Putters Trust Receipts GO Series
    2005 DN (PSF Guaranty) (VMIG-1)
    3.06%(b)                                          02/07/06             5,360             5,360,000
  Houston Utility Systems RB (Wachovia Merlots
    Trust Receipts) Series 2004C DN (MBIA
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    3.06%(b)                                          02/07/06             7,680             7,680,000
  Houston Water & Sewer RB (Stars Certificates
    Project) Series 2003 DN (FSA Insurance)
    (VMIG-1)
    3.06%(b)                                          02/07/06             3,160             3,160,000
  Lower Colorado River Authority RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA)
    (Aaa, VMIG-1)
    3.06%(b)(c)                                       02/07/06             2,000             2,000,000
  Lower Neches Valley Authority PCRB (Chevron
    USA, Inc. Project) Series 1987 MB
    (Chevron-Texaco Guaranty) (A-1+, P-1)
    2.83%                                             02/15/06             9,615             9,615,000
  Northside ISD GO (School Building Project)
    Series 2005 MB (Depfa Bank SBPA) (A-1+, MIG-1)
    2.85%                                             06/15/06            17,000            17,000,000
  San Antonio Electric & Gas RB Series 2003 DN
    (Bank of America N.A. LOC) (A-1+)
    3.08%(b)                                          02/07/06             7,000             7,000,000
  San Marcos Conservative ISD GO Series 2004C-23
    DN (MIG-1)
    3.06%(b)                                          02/07/06             2,430             2,430,000
  Socorro ISD GO (Citigroup Trust Receipts)
    Series 2005 ROC-II R-2222 DN (PSF Guaranty)
    3.06%(b)                                          02/07/06             2,500             2,500,000
  Texas A&M University RB (Citibank Trust
    Receipts) Series 2003R-4005 ROC-II DN
    (Citibank Liquidity Facility, Texas Permanent
    School Funding) (VMIG-1)
    3.06%(b)                                          02/07/06             4,965             4,965,000
  Texas GO (Macon Trust Receipts) Series 2005I DN
    (Bank of America N.A. SBPA) (A-1+)
    3.06%(b)                                          02/07/06             4,695             4,695,000

                                                22

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)                VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Texas GO (Morgan Stanley Trust Receipts) Series
    2005-1147 DN (Morgan Stanley SBPA) (F-1+)
    3.05%(b)                                          02/07/06   $         4,010   $         4,010,000
  Texas GO (Municipal Trust Receipts) Series
    2005A SGB-58 DN (Societe Generale Liquidity
    Facility) (A-1+)
    3.06%(b)                                          02/07/06             5,900             5,900,000
  Texas GO (Municipal Trust Receipts) Series
    2005R ROC-II-R-378 DN (Societe Generale
    Liquidity Facility) (A-1+)
    3.06%(b)                                          02/07/06             5,995             5,995,000
  Texas GO Series 2005 TRAN (SP-1+, MIG-1)
    4.50%                                             08/31/06            15,000            15,104,654
  Texas Student Housing Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PT-3101 DN (Merrill Lynch Guaranty) (F-1+)
    3.11%(b)                                          02/07/06             4,260             4,260,000
  Texas Tech University RB (Bear Stearns Trust
    Receipts) Series 2002A DN (MBIA Insurance)
    (A-1)
    3.06%(b)(c)                                       02/07/06            13,630            13,630,000
  University of Texas Permanent University Fund
    RB (Citibank Trust Receipts) Series 2005-ROC-
    II-R-2194 DN (Liquidity Facility Citigroup)
    (VMIG-1)
    3.06%(b)                                          02/07/06            11,890            11,890,000
  University of Texas Permanent University Fund
    RB (Morgan Stanley Trust Receipts) Series
    2005-1023 DN (Morgan Stanley Liquidity
    Facility) (F-1+)
    3.05%(b)                                          02/07/06             4,850             4,850,000
  University of Texas Permanent University Fund
    RB (Municipal Trust Receipts) Series 2004-
    SGB-55 DN (Societe Generale SBPA) (A-1+)
    3.06%(b)                                          02/07/06             6,690             6,690,000
  University of Texas RB (Wachovia Merlots Trust
    Receipts) Series 2003B-14 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.06%(b)                                          02/07/06             6,255             6,255,000

                                                                                   ===================
                                                                                           182,919,654
                                                                                   -------------------
Utah - 0.1%
  Jordanelle Special Services District RB (Tuhaye
    Project) Series 2005 DN (Wells Fargo Bank N.A.
    LOC) (A-1+)
    3.04%(b)                                          02/07/06             2,800             2,800,000
                                                                                   -------------------
Vermont - 0.4%
  Vermont Economic Development Authority RB
    (Green Mountain College Project) Series 2003A
    DN (Key Bank N.A. LOC)
    3.10%(b)                                          02/07/06             7,775             7,775,000
  Vermont Educational & Health Buildings
    Financing Agency RB (Rutland Medical Center
    Project) Series 2001A DN (National
    Westminster Bank LOC) (A-1)
    3.09%(b)                                          02/07/06             3,400             3,400,000

                                                                                   ===================
                                                                                            11,175,000
                                                                                   -------------------
Virginia - 2.3%
  Chesterfield County IDRB (Merrill Lynch P-Float
    Trust Receipts) Series 2004 PT-2133 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+, AA-)
    3.11%(b)(c)                                       02/07/06             9,750             9,750,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Chesterfield County IDRB (Merrill Lynch Trust
    Receipts) Series 2003 PT-886 DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    3.11%(b)                                          02/07/06   $        24,995   $        24,995,000
  Commonwealth of Virginia Transportation Board
    RB (Citibank Trust Receipts) Series 2002-1013
    DN (Citibank Liquidity Facility) (A-1+)
    3.06%(b)(c)                                       02/07/06             5,970             5,970,000
  Fairfax County Economic Development Authority
    RB (Citibank Trust Receipts) Series 2003-4024
    DN (Citibank Liquidity Facility) (VMIG-1)
    3.06%(b)(c)                                       02/07/06             4,720             4,720,000
  Hampton Roads Regional Jail Authority
    Facilities RB (Citibank Trust Receipts)
    Series 2004 ROC-RR-II-R-2156 DN (MBIA
    Insurance, Citibank Liquidity Facility)
    (VMIG-1) 3.06%(b)(c)                              02/07/06             4,960             4,960,000
  Loudoun County IDRB (Howard Hughes Medical
    Institute Project) Series 2003E DN
    (A-1+, VMIG-1)
    3.07%(b)                                          02/01/06               100               100,000
  Tobacco Settlement Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PA-1303 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    3.10%(b)(c)                                       02/07/06             2,000             2,000,000
  University of Virginia RB (Wachovia Merlots
    Trust Receipts) Series 2003B-31 DN (Wachovia
    Bank N.A. SBPA) (VMIG-1)
    3.06%(b)(c)                                       02/07/06             2,675             2,675,000
  Virginia Public School Authority RB (Citigroup
    Global Markets Trust Receipts) Series
    2003R-4050-ROC-II DN (Citigroup Liquidity
    Facility) (A-1+)
    3.06%(b)                                          02/07/06             1,975             1,975,000
  Virginia State Public School Authority RB
    (Trust Certificates) Series 2005-26 DN (IXIS
    Municipal Products Liquidity Facility) (A-1+)
    3.06%(b)                                          02/07/06             4,480             4,480,000
  Virginia State Public School Authority RB
    Series 2003 MB (AA+, Aa1)
    4.00%                                             04/15/06             2,575             2,582,132

                                                                                   ===================
                                                                                            64,207,132
                                                                                   -------------------
Washington - 1.9%
  King County GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001-1 DN (MBIA
    Insurance) (VMIG-1)
    3.07%(b)                                          02/07/06             2,500             2,500,000
  King County School District Bear Stearns
    Municipal Securities Trust Certificates RB
    (Highline Public Schools Project) Series 2002
    DN (FGIC Insurance) (A-1)
    3.06%(b)(c)                                       02/07/06            11,750            11,750,000
  Seattle GO (Bear Stearns Municipal Trust
    Receipts) Series 2003 SGA-142 DN (Societe
    Generale SBPA) (A-1+)
    3.06%(b)                                          02/07/06             4,000             4,000,000
  Seattle Municipal Light & Power RB (Wachovia
    Merlots Trust Receipts) Series 2001A-56 DN
    (FSA Insurance, Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    3.06%(b)                                          02/07/06             7,405             7,405,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Washington (continued)
  Spokane County School District No. 081 GO
    (Citibank Trust Receipts) Series 2003R-ROC-
    II-4000 DN (FSA Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    3.06%(b)                                          02/07/06   $         3,560   $         3,560,000
  Washington GO (Piper Jaffray Trust Certificates)
    Series 2002G DN (Bank of New York LOC)
    (VMIG-1)
    3.08%(b)                                          02/07/06             5,170             5,170,000
  Washington GO (Wachovia Merlots Trust Receipts)
    Series 2002A-57 DN (MBIA Insurance) (VMIG-1)
    3.06%(b)                                          02/07/06             7,275             7,275,000
  Washington State Health Care Facilities
    Authority RB (Seattle Cancer Care Projects)
    Series 2005 DN (Key Bank N.A. LOC) (A-1)
    3.05%(b)                                          02/02/06             4,250             4,250,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998A DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    3.05%(b)                                          02/07/06             3,170             3,170,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998B DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    3.05%(b)                                          02/07/06             4,410             4,410,000

                                                                                   ===================
                                                                                            53,490,000
                                                                                   -------------------
West Virginia - 0.3%
  West Virginia Economic Development Authority
    RB (Juvenile Correctional Project) Series
    2002A DN (MBIA Insurance, Bear Stearns
    Capital Markets Liquidity Facility) (A-1)
    3.06%(b)(c)                                       02/07/06             4,990             4,990,000
  West Virginia University RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PZ-56 DN
    (Merrill Lynch SBPA, MBIA Insurance)
    3.10%(b)                                          02/07/06             2,215             2,215,000

                                                                                   ===================
                                                                                             7,205,000
                                                                                   -------------------
Wisconsin - 1.9%
  Appleton Redevelopment Authority RB (Fox City
    Project) Series 2001B DN (Bank One N.A. LOC)
    (VMIG-1)
    3.05%(b)                                          02/07/06             8,100             8,100,000
  Milwaukee Redevelopment Authority RB (Yankee
    Hill Apartments Project) Series 2005 DN
    (Wells Fargo Bank N.A. LOC) (A-1+)
    2.99%(b)                                          02/07/06             3,500             3,500,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
  Southeast Wisconsin Professional Baseball Park
    RB (Wachovia Merlots Trust Receipts) Series
    2000Y DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    3.06%(b)                                          02/07/06   $         5,280   $         5,280,000
  Wisconsin Health & Educaitonal Facilities
    Authority RB (Froedtert & Community Health
    Project) Series 2005C DN (A-1+, F-1+)
    3.02%(b)                                          02/07/06            10,800            10,800,000
  Wisconsin Health & Educational Facilities
    Authority RB (Edgewood College Project)
    Series 1997 DN (Bank One N.A. LOC)
    3.14%(b)                                          02/07/06             6,040             6,040,000
  Wisconsin Health & Educational Facilities
    Authority RB (Oakwood Village Project) Series
    2000B DN (Marshall & Ilsley Bank LOC) (A-1)
    3.05%(b)                                          02/07/06             2,420             2,420,000
  Wisconsin Health & Educational Facilities
    Authority RB (St. John's Community Project)
    Series 2005 DN (Radian Asset Assurance
    Guaranty) (F-1)
    3.08%(b)                                          02/07/06             5,000             5,000,000
  Wisconsin Health & Educational Facilities
    Authority RB (St. Joseph's Community Hospital
    Project) Series 2001 DN (Marshall & Ilsley
    Bank LOC) (A-1)
    3.05%(b)                                          02/07/06            10,300            10,300,000
  Wisconsin Transportation RB Series 2005
    ROC-II-R DN (FSA Insurance Guaranty,
    Citigroup Trust Receipts) (A-1+, AAA)
    3.07%(b)                                          02/07/06             2,740             2,740,000

                                                                                   ===================
                                                                                            54,180,000
                                                                                   -------------------
Wyoming - 0.3%
  Lincoln County PCRB (Amoco Project) Series 1983
    MB (ExxonMobil Guaranty)
    2.85%                                             04/03/06             7,600             7,600,000
                                                                                   -------------------

TOTAL INVESTMENTS IN SECURITIES - 99.8%
  (Cost $2,799,058,705(a))                              2,799,058,705
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.2%                                        4,241,200
                                                    -----------------
NET ASSETS -  100.0%                                $   2,803,299,905
                                                    =================

                                                24

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONCLUDED)

JANUARY 31, 2006 (UNAUDITED)

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of January 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      January 31, 2006, the Fund held 16.5% of its net assets, with a current market value of $463,555,000, in securities restricted as to resale.

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    MUNICASH

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                      MATURITY        (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS - 96.7%
Alabama - 3.3%
  Brundidge IDRB (Carter Brothers Project) Series
    2001 AMT DN (Southtrust Bank LOC)
    3.18%(b)                                          02/07/06   $           940   $           940,000
  Columbia IDRB (Alabama Power Co. Project)
    Series 1999A DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    3.06%(b)                                          02/01/06            34,700            34,700,000
  Jefferson County Economic & IDRB (Conversion
    Technologies Project) Series 2006A DN (First
    Commercial Bank LOC)
    3.12%(b)                                          02/07/06             1,370             1,370,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust LOC, Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    3.04%(b)                                          02/01/06             8,200             8,200,000
  McIntosh IDA Evironmental Impact RB (CIBA
    Speciality Chemicals Co. Guaranty) Series
    1998D DN (A-1)
    3.35%(b)                                          02/01/06            20,700            20,700,000
  Tuscaloosa IDRB Series 2000A AMT DN
    (Southtrust Bank LOC)
    3.18%(b)                                          02/07/06             1,365             1,365,000
  Vestavia Hills GO Series 2004B DN (Wachovia
    Bank LOC) (VMIG-1)
    3.12%(b)                                          02/07/06             1,800             1,800,000

                                                                                   ===================
                                                                                            69,075,000
                                                                                   -------------------
Alaska - 0.4%
  Valdez Alaska Marine Terminal RB (Exxon Mobil
    Co. Project) Series 1993A DN (A-1+, VMIG-1)
    2.97%(b)                                          02/01/06             7,800             7,800,000
  Valdez Marine Terminal RB (Exxon Pipeline Co.
    Project) Series 1993B DN (A-1+, VMIG-1)
    2.97%(b)                                          02/01/06             1,200             1,200,000

                                                                                   ===================
                                                                                             9,000,000
                                                                                   -------------------
Arizona - 1.3%
  Cochise County Pollution Control Corp. Solid
    Waste Disposal RB (Arizona Natural Utilities
    Co-op, Inc. Project) Series 1994 AMT DN
    (A-1, VMIG-1)
    2.88%(b)                                          02/02/06            11,000            11,000,000
  Maricopa County IDA Solid Waste Disposal RB
    Series 2004-048 AMT DN (Lloyd's Bank, Merrill
    Lynch Liquidity Facility) (A-1+)
    3.13%(b)                                          02/07/06             1,770             1,770,000
  Phoenix IDA Multi-Family Housing RB (Merrill
    Lynch P-Floats Trust Receipts) Series
    2005-PT-2940 AMT DN (Merrill Lynch & Co.
    SBPA)
    3.15%(b)                                          02/07/06             7,465             7,465,000
  Pima County IDA Single Family Mortgage RB
    (Draw Down Project) Series 2003 AMT MB
    (Trinity Funding Guaranty)
    4.50%                                             02/27/06             7,671             7,671,000

                                                                                   ===================
                                                                                            27,906,000
                                                                                   -------------------
California - 3.5%
  California Department of Water Resource Power
    Supply RB Subseries 2005F-4 DN (Bank of
    America LOC) (A-1+, VMIG-1)
    3.05%(b)                                          02/07/06            46,600            46,600,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Department of Water Resource Power
    Supply RB Subseries 2005G-3 DN (FSA
    Insurance, J.P. Morgan Chase LOC)
    (A-1+, VMIG-1)
    3.18%(b)                                          02/07/06   $        10,000   $        10,000,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2003 PT-2001
    AMT DN (Merrill Lynch & Co. Guaranty)
    3.08%(b)                                          02/02/06             2,480             2,480,000
  Puttable Floating Tax Exempt Receipts Series
    2005 DN (FGIC, MBIA, FSA Insurance, Merrill
    Lynch SBPA) (F-1+)
    3.17%(b)                                          02/07/06               800               800,000
  Watereuse Finance Authority RB Series 1998 DN
    (FSA Insurance, Credit Suisse SBPA) (A-1, Aaa)
    3.00%(b)                                          02/07/06            11,735            11,735,000

                                                                                   ===================
                                                                                            71,615,000
                                                                                   -------------------
Colorado - 2.3%
  Colorado Education Loan Program RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                                             08/07/06            11,000            11,072,074
  Colorado Health Facilities Authority Economic
    Development RB (Johnson Publishing Co.
    Project) Series 1999A AMT DN (Bank One N.A.
    LOC)
    3.35%(b)                                          02/07/06             1,170             1,170,000
  Colorado Health Facilities Authority RB (Liberty
    Heights Retirement Project) Series 2005 PZ-82
    DN (Merrill Lynch & Co.Guaranty) (A-1+)
    3.10%(b)(c)                                       02/07/06            20,140            20,140,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2005 AMT MB
    (Trinity Funding Guaranty) (SP-1+, MIG-1)
    2.80%                                             07/05/06            15,000            15,000,000
  Denver City & County Airport RB Series 1996B MB
    (Aaa, AAA)
    6.25%                                             11/15/06             1,300             1,329,541

                                                                                   ===================
                                                                                            48,711,615
                                                                                   -------------------
Delaware - 0.4%
  Delaware Economic Development Authority RB
    (St. Edmonds Academy Project) Series 2005 DN
    (Mercantile Safe Deposit & Trust Bank LOC)
    (VMIG-1)
    3.07%(b)                                          02/07/06             8,000             8,000,000
  Delaware GO Series 1998A MB
    4.60%                                             02/01/06             1,000             1,000,000

                                                                                   ===================
                                                                                             9,000,000
                                                                                   -------------------
District of Columbia - 0.4%
  District of Columbia Enterprise Zone RB (NJA
    Hotel LLC Issue Project) Series 2004 AMT DN
    (Bank of Scotland LOC) (VMIG-1)
    3.12%(b)                                          02/07/06             5,000             5,000,000
  District of Columbia Housing Finance Agency RB
    Series 2004 PT-2391 DN (MBIA Insurance,
    Merrill Lynch & Co. SBPA) (F-1+)
    3.15%(b)(c)                                       02/02/06             2,435             2,435,000

                                                                                   ===================
                                                                                             7,435,000
                                                                                   -------------------

                                                26

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Florida - 8.8%
  Collier County School Board COP Series 2001 MB
    (FSA Insurance)
    4.50%                                             02/15/06   $           500   $           500,329
  Florida Housing Finance Corp. Multi-Family RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2000 PT-1234 DN (Merrill Lynch Capital
    Services SBPA) (A-1)
    3.11%(b)(c)                                       02/07/06            15,195            15,195,000
  Greater Orlando Aviation Authority RB (Special
    Purpose Cessna Aircraft Project) Series 2001
    AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
    4.13%(b)                                          02/07/06             6,000             6,000,000
  Highlands County Health Facilities Authority RB
    (Adventist Sunbelt Project) Series 1996A DN
    (FGIC Insurance, J.P. Morgan Chase LOC)
    (A-1, VMIG-1)
    3.03%(b)                                          02/07/06            33,000            33,000,000
  Hillsborough County Utility Referendum RB
    (Junior Lien) Series 2001 MB
    5.00%                                             08/01/06               500               504,450
  Jacksonville Economic Development Commission
    IDRB (Glasfloss Industries, Inc. Project)
    Series 2002 AMT DN (Huntington National Bank
    LOC) 3.30%(b)                                     02/07/06             1,940             1,940,000
  Jacksonville Economic Development Commission
    IDRB (Tremron Jacksonville Project) Series
    2000 AMT DN (Branch Banking & Trust Co.
    LOC)
    3.15%(b)                                          02/02/06             2,170             2,170,000
  Jacksonville Economic Development Commission
    Special Facility Airport RB (Holland Sheltair
    Project) Series 2005B AMT DN (Huntington
    Bank LOC)
    3.10%(b)                                          02/07/06             2,100             2,100,000
  Lee County IDRB Series 1997 AMT DN (SunTrust
    Bank LOC)
    3.17%(b)                                          02/07/06             1,810             1,810,000
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (CDC Funding Insurance,
    Rabobank SBPA) (VMIG-1)
    3.11%(b)                                          02/07/06             7,365             7,365,000
  Pinellas County Housing Finance Authority
    Single Family Mortgage RB Series 2004-009 AMT
    DN (CDC Funding Insurance, Rabobank SBPA)
    (VMIG-1)
    3.11%(b)                                          02/07/06             5,150             5,150,000
  Pinellas County Housing Finance Authority
    Single Family Mortgage RB Series 2004-933 AMT
    DN (Merrill Lynch Liquidity Facility,
    Rabobank SBPA) (VMIG-1)
    3.11%(b)                                          02/02/06             2,725             2,725,000
  Pinellas County IDRB Series 2004 AMT DN
    (Trinity Insurance, Wachovia Bank N.A. LOC,
    Rabobank SBPA) (VMIG-1)
    3.18%(b)                                           02/07/06            2,350             2,350,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series
    1984D MB (National Rural Utilities LOC) (A-1)
    3.27%                                              06/15/06           12,000            12,000,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series
    1984H-3 DN (National Rural Utilities LOC)
    (A-1, MIG-1)
    2.80%(b)                                           03/15/06            5,400             5,400,000

                                                                        PAR
                                                     MATURITY          (000)               VALUE
                                                    ----------    ---------------  -------------------
MUNICIPAL BONDS (Continued)
Florida (continued)
  St. Lucie Solid Waste Disposal RB (Florida
    Power & Light Co. Project) Series 2003 DN
    (VMIG-1) 3.14%(b)                                 02/01/06   $        77,385   $        77,385,000
  Tampa Bay Water Utilities System RB Series
    2004C-21 MB (FGIC Insurance, Wachovia Bank
    SBPA) (Aaa)
    2.95%                                             05/31/06             5,945             5,945,000

                                                                                   ===================
                                                                                           181,539,779
                                                                                   -------------------
Georgia - 3.8%
  Cartersville Development Authority RB (Aquafil
    USA, Inc. Project) Series 2005 AMT DN (Branch
    Banking & Trust Bank LOC)
    3.15%(b)                                          02/07/06             2,000             2,000,000
  Cobb County Multi-Family Housing Authority RB
    Series 2003 PT-1963 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+)
    3.15%(b)                                          02/07/06            13,120            13,120,000
  Dooly County IDRB (Hamburg Enterprises Project)
    Series 2003 AMT DN (Fifth Third Bank N.A. LOC)
    3.11%(b)                                          02/03/06             1,000             1,000,000
  Gainesville Housing Authority RB Series 2003
    PT-1985 DN (Merrill Lynch & Co. Guaranty)
    (F-1+)
    3.15%(b)                                          02/02/06             3,450             3,450,000
  Gordon County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997A AMT DN (Wachovia
    Bank N.A. LOC)
    3.12%(b)                                          02/07/06             1,000             1,000,000
  Gordon County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997B DN (Wachovia Bank
    N.A. LOC)
    3.12%(b)                                          02/07/06             1,000             1,000,000
  Griffin-Spalding County IDRB (Woodland
    Industries Project) Series 2000 AMT DN
    (Wachovia Bank N.A. LOC) (A-1+)
    3.13%(b)                                          02/07/06             1,750             1,750,000
  Gwinnett County IDRB (Suzanna Project) Series
    2001A AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.13%(b)                                          02/07/06             3,150             3,150,000
  Laurens County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997 AMT DN (Wachovia
    Bank N.A. LOC)
    3.12%(b)                                          02/07/06             1,000             1,000,000
  Municipal Electric Authority (PJ One Project)
    Series 1994E DN (FSA Insurance, Dexia Bank
    SBPA) (A-1+, VMIG-1)
    2.95%(b)                                          02/07/06            48,295            48,295,000
  Whitefield County Educational Development
    Authority RB (Aladdin Solid Waste Disposal
    Project) Series 1999 AMT DN (Wachovia Bank
    N.A. LOC)
    3.12%(b)                                          02/07/06             3,100             3,100,000

                                                                                   ===================
                                                                                            78,865,000
                                                                                   -------------------
Illinois - 1.9%
  Chicago IDRB (Promise Candy Project) Series
    2001 AMT DN (Lasalle National Bank LOC)
    3.15%(b)                                          02/07/06             3,295             3,295,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Chicago O'Hare International Airport RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-85 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.11%(b)                                          02/07/06   $         5,585   $         5,585,000
  Elmhurst IDRB (Randall Manufacturing Project)
    Series 2002 AMT DN (Lasalle National Bank
    LOC) (A-1+)
    3.22%(b)                                          02/07/06             1,665             1,665,000
  Flora RB (Heritage Woods Project) Series 2001
    AMT DN (Federal Home Loan Bank Guaranty)
    (A-1+)
    3.16%(b)                                          02/07/06             2,950             2,950,000
  Harvard Multi-Family Housing RB (Northfield
    Court Project) Series 1999 AMT DN (Lasalle
    National Bank LOC) (A-1+)
    3.20%(b)                                          02/07/06             7,350             7,350,000
  Illinois Development Finance Authority IDRB
    (Alternative Behavior Treatment Project)
    Series 2005 DN (J.P. Morgan Chase Bank LOC)
    3.13%(b)                                          02/07/06             1,500             1,500,000
  Illinois Development Finance Authority IDRB
    (Cano Packaging Corp. Project) Series 2001
    AMT DN (Lasalle National Bank LOC)
    3.15%(b)                                          02/07/06             2,150             2,150,000
  Illinois Development Finance Authority IDRB
    (Freedman Seating Co. Project) Series 2005
    AMT DN (Lasalle Bank N.A. LOC) (A-1)
    3.12%(b)                                          02/07/06             1,740             1,740,000
  Illinois Development Finance Authority IDRB
    (Harbortown Industries Project) Series 2000A
    AMT DN (Lasalle National Bank LOC)
    3.17%(b)                                          02/07/06             2,000             2,000,000
  Illinois Development Finance Authority IDRB
    (Mason Corp. Project) Series 2000A AMT DN
    (Lasalle National Bank LOC)
    3.17%(b)                                          02/07/06             4,455             4,455,000
  Metropolitan Pier & Exposition Authority RB
    (Bear Stearns Trust Certificates) Series
    2005A-224 DN (MBIA Insurance, Bear Stearns
    Capital Markets Liquidity Facility) (VMIG-1)
    3.10%(b)(c)                                       02/07/06             4,310             4,310,000
  Springfield Community Improvement RB Series
    2000 AMT DN (National City Bank N.A. LOC)
    3.25%(b)                                          02/07/06               425               425,000
  Upper River Valley IDRB (Advanced Drainage
    System Project) Series 2002 AMT DN (National
    City Bank N.A. LOC)
    3.15%(b)                                          02/07/06             1,700             1,700,000

                                                                                   ===================
                                                                                            39,125,000
                                                                                   -------------------
Indiana - 2.1%
  Anderson Economic Development RB (Printer
    Zink, Inc. Project) Series 2004A DN (U.S.
    Bancorp LOC) (A-1+)
    3.19%(b)                                          02/07/06             2,410             2,410,000
  Elkhart County Industrial Economic Development
    RB (Four Seasons Manufacturing, Inc. Project)
    Series 2000 AMT DN (National City Bank N.A.
    LOC)
    3.20%(b)                                          02/07/06             1,025             1,025,000
  Elkhart Industrial Multi-Family RB (Pedcor
    Investments Living LP Project) Series 2002A
    AMT DN (Federal Home Loan Bank Guaranty)
    (VMIG-1)
    3.10%(b)                                          02/07/06             7,978             7,978,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Elkhart Industrial Multi-Family RB (Pedcor
    Investments Living LP Project) Series 2002B
    AMT DN (Federal Home Loan Bank Guaranty)
    (VMIG-1)
    3.10%(b)                                          02/07/06   $           897   $           897,000
  Fort Wayne Economic Development Authority RB
    (Advanced Machine & Tool Project) Series 2001
    AMT DN (National City Bank N.A. LOC)
    3.20%(b)                                          02/07/06             1,720             1,720,000
  Huntingburg Multi-Family RB (Lincoln Village
    Apartments Project) Series 2000 AMT DN
    (Federal Home Loan Bank Guaranty)
    3.16%(b)                                          02/07/06             2,350             2,350,000
  Indiana Development Finance Authority IDRB
    (Republic Services, Inc. Project) Series 2005
    AMT DN (VMIG-2)
    3.38%(b)                                          02/01/06             5,300             5,300,000
  Indiana Development Finance Authority Economic
    Development RB (Saroyan Hardwoods, Inc.
    Project) Series 1994 AMT DN (Fifth Third Bank
    N.A. LOC)
    3.13%(b)                                          02/07/06               650               650,000
  Indiana Development Finance Authority Economic
    Development RB (Timerland Resources Project)
    Series 2001 DN (Southtrust Bank LOC)
    3.18%(b)                                          02/07/06               570               570,000
  Indiana Development Finance Authority IDRB
    Series 2000 AMT DN (Bank One N.A. LOC)
    3.13%(b)                                          02/07/06             5,200             5,200,000
  Indiana Economic Development Finance Authority
    RB (Morris Manufacturing & Sales Corp.
    Project) Series 2002 AMT DN (National City
    Bank N.A. LOC)
    3.15%(b)                                          02/07/06             1,700             1,700,000
  Indiana Housing & Community Development
    Authority Single Family Mortgage RB Series
    2005B-3 AMT MB (Depfa Bank N.A. LOC)
    (VMIG-1)
    3.05%                                             04/06/06             7,000             7,000,000
  Jeffersonville Economic Development Authority
    RB (Scansteel Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    3.20%(b)                                          02/07/06               960               960,000
  Orleans Economic Development RB (Almana LLC
    Project) Series 1995 AMT DN (National City
    Bank N.A. LOC)
    3.20%(b)                                          02/07/06             2,000             2,000,000
  Scottsburg Economic Development Authority RB
    (American Plastic Corp. Project) Series 2000
    AMT DN (National City Bank N.A. LOC)
    3.20%(b)                                          02/07/06               950               950,000
  St. Joseph County Industrial Economic
    Development RB (Midcorr Land Development
    LLC Project) Series 2002 DN (National City
    Bank N.A. LOC)
    3.15%(b)                                          02/07/06             3,300             3,300,000

                                                                                   ===================
                                                                                            44,010,000
                                                                                   -------------------
Iowa - 0.6%
  Cedar Rapids Community School District Tax
    Anticipation Warrants Series 2005 MB
    3.75%                                             06/30/06             4,500             4,516,965
  Dallas County IDRB (Sioux City Brick Project)
    Series 2000A AMT DN (First Bank Systems LOC)
    3.13%(b)                                          02/07/06             1,000             1,000,000

                                                28

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Iowa (continued)
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN
    (Principal Life Insurance Co. Guaranty) (A-1+)
    3.22%(b)                                          02/07/06   $         2,000   $         2,000,000
  Urbandale IDRB (Meredith Drive Assoc. Project)
    Series 1985 DN (Wells Fargo Bank M.N. LOC)
    3.17%(b)                                          02/07/06             4,500             4,500,000
  West Burlington IDRB (Borghi Oilhydraulic
    Project) Series 2001A AMT DN (Bank One N.A.
    LOC)
    3.23%(b)                                          02/07/06               220               220,000

                                                                                            ==========
                                                                                            12,236,965
                                                                                            ----------
Kansas - 0.4%
  Kansas Development Finance Authority
    Multi-Family RB (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-2947 AMT DN (Merrill
    Lynch & Co. SBPA, MBIA Insurance) (AAA, F1+)
    3.15%(b)                                          02/07/06             7,085             7,085,000
  Kansas Development Finance Authority RB
    (Delaware Highlands Project) Series 2005C DN
    (Federal Home Loan Bank Guaranty)
    3.12%(b)                                          02/07/06             2,250             2,250,000

                                                                                   ===================
                                                                                             9,335,000
                                                                                   -------------------
Kentucky - 1.5%
  Boyd County Sewer & Solid Waste RB (Air
    Products & Chemicals Project) Series 2003 AMT
    DN (A-1)
    3.12%(b)                                          02/01/06             1,275             1,275,000
  City of Wilder Industrial Building RB (Saratoga
    Investments LP Project) Series 1998 AMT DN
    (Fifth Third Bank N.A. LOC)
    3.19%(b)                                          02/07/06             1,010             1,010,000
  Clark County PCRB (Eastern Kentucky Power
    Project) Series 1984J-2 MB (National Rural
    Co-op Utilities Guaranty) (A-1, MIG-1)
    2.95%(b)                                          04/17/06             8,000             8,000,000
  Dayton IDRB (Ramkat Enterprise Project) Series
    2001 AMT DN (First Bank Systems LOC)
    3.24%(b)                                          02/07/06             1,925             1,925,000
  Elsmere IDRB (International Mold Steel, Inc.
    Project) Series 1996 AMT DN (Star Bank N.A.
    LOC)
    3.19%(b)                                          02/07/06             1,205             1,205,000
  Henderson Industrial Building RB (Shamrock
    Technologies Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    3.18%(b)(c)                                       02/07/06               776               776,000
  Jefferson County Industrial Building RB (Atlas
    Machine & Supply Co. Project) Series 1999 AMT
    DN (Bank One N.A. LOC)
    3.13%(b)                                          02/07/06             1,740             1,740,000
  Kenton County Educational RB (Redwood
    Rehabilitation Center Project) Series 2004 DN
    (Fifth Third Bank LOC)
    3.14%(b)                                          02/02/06             3,000             3,000,000
  Kentucky Economic Development Finance
    Authority Solid Waste Disposal RB (Republic
    Services, Inc. Project) Series 2005 AMT DN
    3.37%(b)                                          02/07/06            10,100            10,100,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
  Pulaski County Solid Waste Disposal RB
    (National Rural Utilities for East Kentucky
    Power Project) Series 1993B AMT MB (National
    Rural Utilities Guaranty) (MIG-1)
    2.85%                                             02/15/06   $         2,600   $         2,600,000

                                                                                   ===================
                                                                                            31,631,000
                                                                                   -------------------
Louisiana - 1.7%
  Donaldsonville IDRB (John Folse & Co., Inc.
    Project) Series 2003 DN (Amsouth Bank LOC)
    3.11%(b)                                          02/07/06             2,150             2,150,000
  Lafayette Educational Development Authority RB
    (Holt County Project) Series 1990 DN (Rabo
    Bank Nederland LOC)
    3.32%(b)                                          02/07/06             2,850             2,850,000
  Louisiana Housing Finance Agency RB (Housing
    Restoration Project) Series 2002A AMT DN
    (Regions Bank LOC)
    3.17%(b)                                          02/07/06             2,050             2,050,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Bioset Shreveport LLC) Series 2002-A DN
    (Hibernia Bank LOC)
    3.52%(b)                                          02/07/06             5,750             5,750,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Northwestern State University Student
    Housing Project) Series 2004A DN (Regions
    Bank LOC) (A-1)
    3.10%(b)                                          02/07/06             3,000             3,000,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Ouachita Christian School, Inc. Project)
    Series 2002 DN (Bank One N.A. LOC)
    3.27%(b)                                          02/07/06             1,430             1,430,000
  Louisiana Public Facilities Authority RB
    (Equipment & Capital Facilities Loan Program)
    Series 2002A DN (Hibernia Bank LOC) (VMIG-1)
    3.52%(b)                                          02/07/06            13,365            13,365,000
  Lousiana State GO Series 1993 MB (MBIA
    Insurance) (AAA, Aaa)
    5.50%                                             08/01/06             1,180             1,192,937
  North Webster Parish IDRB (CSP Project) Series
    2001 AMT DN (Regions Bank N.A. LOC)
    3.12%(b)                                          02/07/06             2,630             2,630,000

                                                                                   ===================
                                                                                            34,417,937
                                                                                   -------------------
Maine - 0.1%
  Maine Finance Authority RB (Brunswick
    Publishing Project) Series 2005 AMT DN
    (Suntrust Bank LOC)
    3.12%(b)                                          02/07/06             2,000             2,000,000
                                                                                   -------------------
Maryland - 3.3%
  Baltimore County RB (Golf Systems Project)
    Series 2001 DN (M&T Bank Corp. LOC) (A-2)
    3.07%(b)                                          02/07/06             4,600             4,600,000
  Howard County RB (Glenelg Country School
    Project) Series 2001 DN (M&T Bank Corp. LOC)
    (A-1)
    3.02%(b)                                          02/07/06             3,425             3,425,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Maryland Community Development Adminis-
    tration Department of Housing & Community
    Development RB (Harbor City Project) Series
    1990C DN (M&T Bank Corp. LOC)
    3.08%(b)                                          02/07/06   $         3,230   $         3,230,000
  Maryland Economic Development Corp. RB
    (Assisted Catholic Charities Project) Series
    2004 DN (M&T Bank Corp. LOC) (VMIG-1)
    3.02%(b)                                          02/03/06             3,850             3,850,000
  Maryland Economic Development Corp. RB
    (Associated Catholic, Inc. Project) Series
    2002 DN (M&T Bank Corp. LOC) (VMIG-1)
    3.05%(b)                                          02/07/06             2,715             2,715,000
  Maryland Economic Development Corp. RB
    (Canusa Hershman Project) Series 2005A AMT
    DN (M&T Bank Corp. LOC)
    3.09%(b)                                          02/07/06             2,345             2,345,000
  Maryland Economic Development Corp. RB (Joe
    Corbis Pizza Project) Series 2000 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    3.17%(b)                                          02/01/06             1,065             1,065,000
  Maryland Economic Development Corp. RB (John
    Schmitz Project) Series 2000E AMT DN (M&T
    Bank Corp. LOC) (A-1+)
    3.07%(b)                                          02/07/06             1,985             1,985,000
  Maryland Economic Development Corp. RB
    (Lithographing Co. Project) Series 2001 AMT
    DN (M&T Bank Corp. LOC) (A-1)
    3.17%(b)                                          02/07/06             2,770             2,770,000
  Maryland Economic Development Corp. RB
    (Pharmaceutics International Project) Series
    2001A AMT DN (M&T Bank Corp. LOC) (A-1)
    3.17%(b)                                          02/07/06             5,770             5,770,000
  Maryland Economic Development Corp. RB
    (Redrock LLC Facilities Project) Series 2002
    DN (M&T Bank Corp. LOC) (VMIG-1)
    3.17%(b)                                          02/07/06             2,300             2,300,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors Community Hospital
    Project) Series 1997 DN (M&T Bank Corp. LOC)
    (A-1)
    3.06%(b)                                          02/07/06             5,480             5,480,000
  Maryland Health & Higher Education Facilities
    Authority RB (Roland Park Country School
    Project) Series 2001 DN (M&T Bank Corp. LOC)
    (A-1)
    3.07%(b)                                          02/07/06             5,130             5,130,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project)
    Series 1998 DN (M&T Bank Corp. LOC) (A-1)
    3.06%(b)                                          02/07/06             4,300             4,300,000
  Montgomery County Housing Opportunity
    Community Single Family Mortgage RB Series
    2005 DN (Trinity Insurance, Merrill Lynch
    SBPA) (A-1, A-)
    3.11%(b)(c)                                       02/07/06             3,430             3,430,000
  Montgomery County Housing Opportunity RB
    (P-Float-MT216) Series 2006 (Danske Bank
    Guaranty) (A-1+)
    3.12%(b)                                          02/07/06             5,995             5,995,000
  Montgomery County RB (Ivymount School, Inc.
    Facilities Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    3.10%(b)                                          02/07/06             2,700             2,700,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Prince Georges County RB (Parsons Paper
    Facilities Project) Series 1987 DN (M&T Bank
    Corp. LOC)
    3.30%(b)                                          03/02/06   $         3,000   $         3,000,000
  Washington County RB (Conservit, Inc. Facility
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    3.17%(b)                                          02/03/06             2,295             2,295,000
  Wicomico County Economic Development RB
    (Plymouth Tube Co. Project) Series 1996 AMT
    DN (Bank One N.A. LOC) (VMIG-1)
    3.35%(b)                                          02/07/06             1,300             1,300,000

                                                                                   ===================
                                                                                            67,685,000
                                                                                   -------------------
Massachusetts - 1.9%
  Chicopee GO Series 2005 BAN (MIG-1)
    4.40%                                             08/15/06            15,000            15,096,492
  Freetown Lakeville Regional School District GO
    Series 2005 BAN (SP-1+)
    4.25%                                             10/20/06             3,500             3,528,635
  Gill-Montague Regional School District GO
    Series 2005 BAN (SP-1+)
    3.62%                                             07/28/06            11,430            11,475,020
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                             08/09/06             2,880             2,896,076
  Massachusetts State Development Finance
    Authority RB (Chelsea Homes Project) Series
    2004-I-A MB (Bank of America LOC) (AAA)
    2.90%                                             12/15/06             1,525             1,517,192
  Worcester GO Series 2006 BAN (SP-1+, MIG-1)
    4.25%                                             11/10/06             5,000             5,036,000

                                                                                   ===================
                                                                                            39,549,415
                                                                                   -------------------
Michigan - 3.6%
  Cedar Springs Public School District GO Series
    2005 BAN
    3.40%                                             08/22/06             1,400             1,402,863
  Detroit Economic Development Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-90 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.11%(b)                                          02/07/06             2,500             2,500,000
  Detroit Economic Development Corp. RB (E.H.
    Assoc. Ltd. Project) Series 2002 DN (Charter
    One Bank LOC)
    3.10%(b)                                          02/07/06             1,210             1,210,000
  Detroit Sewer & Disposal Authority RB Series
    2001E MB (FGIC Insurance) (A-1+, MIG-1)
    3.00%                                             07/12/06             4,100             4,100,000
  Hartland School District GO Series 2005 BAN
    3.50%                                             08/24/06             6,805             6,819,719
  Lakeville Community School District GO Series
    2005 BAN
    3.40%                                             06/30/06             2,000             2,004,360
  Michigan Municipal Bond Authority RB (Detroit
    School District Project) Series 2005-A MB
    (J.P. Morgan Chase LOC)
    3.75%                                             03/21/06             2,500             2,503,844
  Michigan Municipal Bond Authority RB Series
    2005B-2 MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.00%                                             08/18/06             5,900             5,933,570

                                                30

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)             VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Michigan Strategic Fund Limited Obligation RB
    (America Group LLC Project) Series 2000 AMT
    DN (Bank One N.A. LOC)
    3.35%(b)                                          02/07/06   $         3,200   $         3,200,000
  Michigan Strategic Fund Limited Obligation RB
    (Bayloff Properties Project) Series 1998 AMT
    DN (National City Bank N.A. LOC)
    3.25%(b)                                          02/07/06             1,000             1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Conway Products Project) Series 2001 AMT DN
    (Comerica Bank N.A. LOC)
    3.19%(b)                                          02/07/06             1,925             1,925,000
  Michigan Strategic Fund Limited Obligation RB
    (G&B Tech LLC Project) Series 2005 AMT DN
    (Huntington Bank LOC)
    3.30%(b)                                          02/07/06             1,700             1,700,000
  Michigan Strategic Fund Limited Obligation RB
    (Hannah Technical Project) Series 2002 AMT DN
    (Comerica Bank N.A. LOC)
    3.19%(b)                                          02/07/06             3,600             3,600,000
  Michigan Strategic Fund Limited Obligation RB
    (K&K Management Co. Project) Series 2000
    AMT DN (Huntington Bank LOC)
    3.32%(b)                                          02/07/06             1,000             1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Kay Screen Printing, Inc. Project) Series
    2000 AMT DN (Bank One N.A. LOC)
    3.13%(b)                                          02/07/06             3,100             3,100,000
  Michigan Strategic Fund Limited Obligation RB
    (Midwest Glass Fabricators, Inc. Project)
    Series 2001 DN (Bank of America N.A. LOC)
    3.30%(b)                                          02/07/06             2,275             2,275,000
  Michigan Strategic Fund Limited Obligation RB
    (PFG Enterprises, Inc. Project) Series 2001
    AMT DN (Huntington National Bank LOC)
    3.32%(b)                                          02/07/06               390               390,000
  Michigan Strategic Fund Limited Obligation RB
    (Saginaw Production Corp. Project) Series
    2001 AMT DN (Comerica Bank N.A. LOC)
    3.19%(b)                                          02/07/06             2,745             2,745,000
  Michigan Strategic Fund Limited Obligation RB
    (Total Business Systems Project) Series 1998
    AMT DN (Comerica Bank N.A. LOC)
    3.19%(b)                                          02/07/06             2,310             2,310,000
  Michigan Strategic Fund Limited RB (Agritek
    Industries, Inc. Project) Series 2005 DN
    (National City Bank LOC)
    3.18%(b)                                          02/07/06             2,250             2,250,000
  Oakland County Economic Development Corp. RB
    (Exhibit Enterprises, Inc. Project) Series
    2004 AMT DN (Commerce Bank LOC)
    3.19%(b)                                          02/07/06             6,135             6,135,000
  Oakland County Educational Limited Obligation
    RB Series 2000 AMT DN (Bank One N.A. LOC)
    3.15%(b)                                          02/07/06             4,400             4,400,000
  Pinconning Area Schools GO Series 2005 BAN
    3.25%                                             08/18/06             2,150             2,152,830
  Zeeland Hospital Finance Authority RB (Zeeland
    Community Hospital Project) Series 2004 DN
    (Huntington National Bank LOC) (A-1)
    3.19%(b)                                          02/07/06            10,600            10,600,000

                                                                                   ===================
                                                                                            75,257,186
                                                                                   -------------------

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Minnesota - 0.2%
  Becker IDRB (Plymouth Foam Project) Series
    2004 AMT DN (Amsouth Bancorp. LOC)
    3.22%(b)                                          02/07/06   $         2,500   $         2,500,000
  Plymouth IDRB (Scoville Press, Inc. Project)
    Series 1994 DN (Wells Fargo Bank LOC)
    3.14%(b)                                          02/07/06               665               665,000

                                                                                   ===================
                                                                                             3,165,000
                                                                                   -------------------
Mississippi - 0.3%
  Mississippi Business Finance Corp. RB
    (Utilities Optimization Project) Series 2002A
    AMT DN (Hibernia Bank LOC)
    3.18%(b)                                          02/03/06             1,000             1,000,000
  Mississippi GO Series 2005-800 Refunding Notes
    (Aa3)
    4.00%                                             04/01/06             6,000             6,010,020

                                                                                   ===================
                                                                                             7,010,020
                                                                                   -------------------
Missouri - 0.5%
  Bridgeton IDRB (Gold Dust LLC Project) Series
    2000A AMT DN (Commerce Bank N.A. LOC)
    3.22%(b)                                          02/07/06             1,125             1,125,000
  St. Charles County IDRB (Austin Machine Co.
    Project) Series 2003A DN (Bank of America N.A.
    LOC)
    3.17%(b)                                          02/07/06             1,920             1,920,000
  St. Charles County IDRB (Patriot Machine, Inc.
    Project) Series 2002 AMT DN (U.S. Bank N.A.
    LOC)
    3.19%(b)                                          02/07/06             3,355             3,355,000
  St. Louis IDRB Series 2005A DN (M&I Bank LOC)
    3.17%(b)                                          02/07/06             3,480             3,480,000

                                                                                   ===================
                                                                                             9,880,000
                                                                                   -------------------
Montana - 0.1%
  Montana Housing Board RB (Wachovia Merlots
    Trust Receipts) Series 2002A-19 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    3.11%(b)                                          02/07/06             1,910             1,910,000
                                                                                   -------------------
Multi-State - 7.9%
  Charter Mac Equity Issuer Trust RB (Merrill
    Lynch P-Float Trust Receipts) Series
    2004-2029 AMT DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    3.15%(b)(c)                                       02/07/06            27,470            27,470,000
  Charter Mac Equity Issuer Trust RB (Merrill
    Lynch P-Float Trust Receipts) Series
    2004-2121 AMT DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    3.15%(b)(c)                                       02/02/06            20,180            20,180,000
  Charter Mac Equity Issuer Trust RB (Merrill
    Lynch P-Float Trust Receipts) Series 2004 AMT
    DN (Merrilly Lynch & Co. Guaranty) (A-1,
    VMIG-1)
    3.08%(b)(c)                                       02/07/06             2,500             2,500,000
  Charter Mac Equity Issuer Trust RB (Merrill
    Lynch P-Float Trust Receipts) Series
    2005-2508 AMT DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    3.15%(b)                                          02/07/06             4,270             4,270,000
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project)
    Series 2004-11 AMT DN (Bayeriche, FSA
    Insurance, Trinity Guaranty) (VMIG-1)
    3.17%(b)                                          02/07/06            34,065            34,065,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Multi-State (continued)
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project)
    Series 2005-31 AMT DN (AMBAC, FSA Insurance;
    State Street Bank SBPA)
    3.17%(b)(c)                                       02/07/06   $        13,245   $        13,245,000
  Federal Home Loan Mortgage Corp. Variable Rate
    Demand Certificates (Multi-Family Housing
    Project) Series 2005A-M005 DN
    3.66%(b)                                          02/07/06            22,958            22,958,067
  Municipal Securities Pool Trust Receipts RB
    Series 2004-17 DN (Multiple Insurances,
    Societe Generale SBPA) (A-1+)
    3.17%(b)                                          02/07/06            15,000            15,000,000
  MuniMae Tax Exempt Board Subsidiary LLC
    Series 2005 AMT DN (Merrill Lynch & Co.
    Guaranty)
    3.15%(b)(c)                                       02/07/06            22,660            22,660,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital
    Services SBPA) (F-1+)
    3.17%(b)(c)                                       02/07/06             1,760             1,760,000

                                                                                   ===================
                                                                                           164,108,067
                                                                                   -------------------
Nevada - 0.4%
  Clark County Airport RB (ABN-AMRO Munitops
    Trust Certificates) Series 2005-56 MB (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (F-1+, AAA)
    2.90%(b)(c)                                       03/09/06             4,000             4,000,000
  Clark County School District GO Series 1999A MB
    (FGIC Insurance) (AAA, Aaa)
    5.25%                                             06/15/06             2,290             2,307,381
  Las Vegas Valley Water District GO Series 2005A
    MB (FGIC Insurance) (AAA, Aaa)
    4.00%                                             06/01/06             1,000             1,002,694

                                                                                   ===================
                                                                                             7,310,075
                                                                                   -------------------
New Hampshire - 0.4%
  New Hampshire Business Finance Authority
    Industrial Facilities RB (Felton Brush, Inc.
    Project) Series 1997 AMT DN (KeyBank N.A.
    LOC) (VMIG-1)
    3.17%(b)                                          02/07/06             1,160             1,160,000
  New Hampshire Business Finance Authority
    Industrial Facility RB (Foundation for
    Seacoast Health Project) Series 1998A DN
    ( Bank of America N.A. LOC) (A-1+)
    3.05%(b)                                          02/07/06             4,105             4,105,000
  New Hampshire Business Finance Authority
    Industrial Facility RB (JMT Properties LLC
    Project) Series 2002 AMT DN (M&T Bank LOC)
    3.13%(b)                                          02/07/06             1,965             1,965,000
  New Hampshire Business Finance Authority
    Industrial Facility RB (Valley Regional
    Hospital Project) Series 2003 DN (Bank of
    New York LOC) (A-1+)
    3.05%(b)                                          02/07/06             1,555             1,555,000

                                                                                   ===================
                                                                                             8,785,000
                                                                                   -------------------
New Jersey - 0.9%
  Hopewell Township GO Series 2005 BAN
    3.50%                                             03/15/06             2,077             2,077,932
  Mercer County Improvement Authority RB
    (Atlantic Foundation Project) Series 1998 DN
    (Bank of America N.A. LOC) (A-1+)
    2.97%(b)                                          02/07/06             1,760             1,760,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
  Middle Township GO Series 2005 BAN
    4.00%                                             07/21/06   $         6,190   $         6,223,248
  New Jersey Economic Development Authority RB
    (Citibank P-Float Trust Receipts) Series 2004
    ROCS-II-R-309 DN (Assured Guaranty Corp.
    Insurance, Citibank N.A. SBPA) (A-1+)
    3.08%(b)(c)                                       02/07/06               630               630,000
  Sussex County GO Series 2005 BAN
    4.00%                                             06/23/06             8,599             8,630,514

                                                                                   ===================
                                                                                            19,321,694
                                                                                   -------------------
New Mexico - 0.1%
  Dona Ana County IDRB (Merryweath Project)
    Series 1998 AMT DN (First Merit Bank N.A.
    LOC)
    3.27%(b)                                          02/07/06             1,365             1,365,000
                                                                                   -------------------
New York - 6.6%
  City of New York Transitional Finance Authority
    Future Tax Secured RB Series 2001A DN (J.P.
    Morgan Chase Bank SBPA) (A-1+, VMIG-1)
    3.00%(b)                                          02/07/06            38,345            38,345,000
  Lancaster IDRB (Jiffy Tite Co., Inc. Project)
    Series 1997 AMT DN (Key Bank N.A. LOC)
    3.17%(b)                                          02/07/06             1,195             1,195,000
  New York City GO Subseries 2006H-1 DN (Credit
    Locale de France LOC) (A-1+, VMIG-1)
    3.04%(b)                                          02/01/06            36,100            36,100,000
  New York City Transitional Finance Authority RB
    (Floating Rate Trust Receipts Project) Series
    2002L-11 DN (VMIG-1)
    3.05%(b)(c)                                       02/07/06            45,900            45,900,000
  New York Power Authority Revenue & General
    Purpose GO Series 1985 DN (Dexia LOC)
    (A-1+, VMIG-1)
    2.80%(b)                                          03/01/06             8,300             8,300,000
  New York State Thruway Authority RB (Highway &
    Bridge Project) Series 2000B-1 DN (Aaa, AAA)
    5.50%                                             04/01/06               400               401,516
  Newburgh Charter Mac Multi-Family Housing RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2041-2504 AMT DN (Merrill Lynch & Co.
    Guaranty)
    3.15%(b)                                          02/07/06             3,180             3,180,000
  Ulster IDRB (Viking Industries, Inc. Project)
    Series 1998A AMT DN (KeyBank N.A. LOC)
    3.17%(b)                                          02/07/06             1,420             1,420,000
  Yates County IDRB (Coach & Equipment
    Manufacturing Corp. Project) Series 2000A AMT
    DN (M&T Bank N.A. LOC)
    3.04%(b)                                          02/07/06             2,020             2,020,000

                                                                                   ===================
                                                                                           136,861,516
                                                                                   -------------------
North Carolina - 3.7%
  Buncombe County IDRB (Lustar Dyeing, Inc.
    Project) Series 1998 AMT DN (Wachovia Bank
    N.A. LOC)
    3.18%(b)                                          02/07/06             1,820             1,820,000
  Charlotte Water & Sewer System GO Series 2005
    TECP (Wachovia Bank LOC) (F-1+, A-1+)
    2.90%                                             04/26/06             3,650             3,650,000
    2.88%                                             06/08/06             9,300             9,300,000
    3.03%                                             07/11/06             6,500             6,500,000
    3.21%                                             08/01/06             4,600             4,600,000

                                                32

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  Charlotte-Mecklenburg Hospital Authority Health
    Care System RB (Carolinas Healthcare Project)
    Series 2005B DN
    3.00%(b)                                          02/07/06   $        26,300   $        26,300,000
  Mecklenburg County Industrial Facilities PCRB
    (Peidmont Plastics Project) Series 1997 AMT
    DN (Branch Banking & Trust Co. LOC)
    (Aa3, VMIG-1)
    3.15%(b)                                          02/07/06             1,360             1,360,000
  North Carolina Housing Finance Agency RB
    Series 2005 B-22 AMT MB (UBS Financial
    Services, Inc.) (A-1+, MIG-1)
    3.20%                                             11/01/06             4,000             4,000,000
  North Carolina Ports Authority Exempt Facilities
    RB (Wilmington Bulk LLC Project) Series 2001A
    AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.15%(b)                                          02/07/06             1,310             1,310,000
  Raleigh Durham Airport Authority Airport RB
    (P-Floats Trust Reciepts) Series 2005-100 AMT
    DN (AMBAC Insurance, Landesbank
    Hessan-Thuringen AG SBPA) (VMIG-1)
    3.10%(b)(c)                                       02/07/06             2,145             2,145,000
  Raleigh Durham Airport Authority RB Series 2002
    AMT DN (FGIC Insurance) (VMIG-1, F-1+)
    3.09%(b)                                          02/07/06             2,350             2,350,000
  Rutherford County Industrial Facilities PCRB
    (Thieman Metal Technology Project) Series
    1998 AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.15%(b)                                          02/07/06             1,950             1,950,000
  Sampson County Industrial Facilities PCRB
    (Dubose Strapping, Inc. Project) Series 2003
    AMT DN (Wachovia Bank N.A. LOC)
    3.18%(b)                                          02/07/06             2,720             2,720,000
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    4.00%                                             04/03/06             7,000             7,014,415
  Wake County Housing Finance Authority RB (Casa
    Melvid Multi-Family Housing Project) Series
    2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
    3.13%(b)                                          02/07/06               700               700,000
  Washington County Industrial Facilities PCRB
    (Mackey's Ferry Sawmill, Inc. Project) Series
    1997 AMT DN (Wachovia Bank N.A. LOC) (Aa2)
    3.13%(b)                                          02/07/06             1,470             1,470,000

                                                                                   ===================
                                                                                            77,189,415
                                                                                   -------------------
North Dakota - 0.5%
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1993U AMT DN (National Rural Utilities LOC)
    (A-1, P-1)
    2.90%(b)                                          02/07/06             5,300             5,300,000
  Mercer County Solid Waste Disposal RB (Rural
    Utilities Untied Power Project) Series 1995A
    AMT MB (A-1)
    2.88%                                             03/01/06             2,300             2,300,000
  North Dakota Housing Finance Agency RB Series
    2001A-19 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.11%(b)(c)                                       02/07/06             2,080             2,080,000

                                                                                   ===================
                                                                                             9,680,000
                                                                                   -------------------

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio - 4.5%
  American Municipal Power, Inc. GO (Gorsuch
    Station Project) Series 2005-A DN
    2.85%(b)                                          02/07/06   $         2,500   $         2,500,000
  American Municipal Power, Inc. GO (Ohio, Inc.
    Project) Series 2005-2002 BAN
    3.35%                                             11/02/06             2,000             2,000,000
  American Municipal Power, Inc. GO (Shelby City
    Project) Series 2005B RAN
    3.35%                                             11/16/06             2,000             2,000,000
  American Municipal Power, Inc. GO (Shelby City
    Project) Series 2005 BAN
    3.35%                                             11/16/06               830               830,000
  American Municipal Power, Inc. GO (St. Mary's
    Project) Series 2005 BAN
    3.20%                                             10/05/06               600               600,000
  Ashtabula County IDRB (Brighton Manor, Inc.
    Project) Series 1986 AMT DN (KeyBank N.A.
    LOC)
    3.17%(b)                                          02/07/06             2,500             2,500,000
  Avon GO (Schneider Court Project) Series 2005
    BAN
    3.40%                                             04/13/06               475               475,409
  Avon GO Series 2005 BAN
    3.05%                                             04/13/06             1,125             1,125,532
  Berea GO Series 2005 BAN (National City Bank
    N.A. LOC)
    3.60%                                             12/20/06             1,925             1,928,278
  Butler County GO (Metroparks Lodge Project)
    Series 2005 BAN (MIG-1)
    4.00%                                             06/08/06             1,370             1,375,334
  Champaign County IDRB (Allied Signal, Inc.
    Project) Series 1998 DN (A-1)
    3.35%(b)                                          02/07/06             1,000             1,000,000
  Columbus City School District GO Series
    2004C-29 MB (FSA Insurance, Wachovia Bank
    LOC) (Aaa)
    2.85%(c)                                          04/20/06             3,165             3,165,000
  Cuyahoga County Economic Development RB
    (Berea Children's Home Project) Series 2000
    DN (Huntington National Bank LOC) (VMIG-1)
    3.22%(b)                                          02/07/06             1,265             1,265,000
  Darke County GO (Real Estate Improvement
    Project) Series 2005 BAN
    4.00%                                             10/11/06             2,200             2,213,251
  Defiance County GO Series 2005 MB
    4.00%                                             07/27/06             1,700             1,709,165
  Delaware County Economic Development RB (The
    Columbus Zoological Park Associates, Inc.
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    3.20%(b)                                          02/07/06             1,915             1,915,000
  Delaware County IDRB (Air Waves, Inc. Project)
    Series 1995 DN (KeyBank N.A. LOC)
    3.17%(b)                                          02/07/06               390               390,000
  Franklin County Economic Development RB
    (Dominican Sisters Project) Series 1994 DN
    (Fifth Third Bank N.A. LOC)
    3.10%(b)                                          02/02/06               995               995,000
  Franklin County Healthcare Facilities RB
    (Heritage Day Health Centers Project) Series
    2002 DN (Huntington National Bank LOC)
    3.10%(b)                                          02/07/06               800               800,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Gahanna GO Series 2005 BAN (MIG-1)
    4.00%                                             10/05/06   $           850   $           855,561
  Hamilton County Hospital Facilities RB
    (Children's Hospital Medical Center Project)
    Series 2000 DN (VMIG-1)
    3.02%(b)                                          02/07/06               100               100,000
  Hamilton County Hospital Facilities RB (Health
    Alliance Project) Series 1997B DN (MBIA
    Insurance, Credit Suisse SBPA) )
    (A-1+, VMIG-1)
    3.00%(b)                                          02/07/06               600               600,000
  Lucas County Economic Development RB
    (Maumee Valley Country Day School Project)
    Series 1998 AMT DN (MidAmerican National
    Bank & Trust Co. LOC)
    3.99%(b)                                          02/07/06             1,425             1,425,000
  Lucas County IDRB (Conforming Matrix Corp.
    Project) Series 1999 AMT DN (Sky Bank LOC)
    3.99%(b)                                          02/07/06             1,020             1,020,000
  Mahoning County IDRB (Serra Land Project)
    Series 1997 AMT DN (KeyBank N.A. LOC)
    3.17%(b)                                          02/07/06             1,155             1,155,000
  North Canton GO Series 2005 BAN
    4.00%(b)                                          02/07/06               548               550,878
  North Olmstead GO (Capital Improvement Project)
    Series 2005 MB
    3.03%                                             05/03/06             1,750             1,751,060
  North Olmsted GO (Clague Road Improvement
    Project) Series 2006 BAN
    3.80%                                             05/03/06               500               500,625
  Ohio Building Authority RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005-2937 DN
    (FSA Insurance Merrill Lynch SBPA) (A-1)
    3.05%(b)(c)                                       02/07/06               200               200,000
  Ohio Higher Educational Facility Community RB
    Series 1999 DN (Fifth Third Bank N.A. LOC)
    3.09%(b)                                          02/07/06               185               185,000
  Ohio Higher Educational Facility RB (Ashland
    University Project) Series 2004 DN (KeyBank
    N.A. LOC) (A-1)
    3.07%(b)                                          02/07/06             1,250             1,250,000
  Ohio Higher Educational Facility RB (Cedarville
    University Project) Series 2004 DN (KeyBank
    N.A. LOC)
    3.10%(b)                                          02/07/06               970               970,000
  Ohio Housing Finance Agency Mortgage RB
    (Merlots Project) Series 2005A-10 AMT DN
    (Wachovia Bank SBPA)
    2.80%(b)                                          02/07/06             7,800             7,800,000
  Ohio State Major New State Infrastructure RB
    Series 2004-1 MB (AA, Aaa3)
    5.00%                                             06/15/06             1,000             1,006,556
  Ohio State Solid Waste RB (Republic Services,
    Inc. Project) Series 2005 AMT DN (A-2)
    3.32%(b)                                          02/07/06             8,000             8,000,000
  Parma Heights GO (Street Improvement Project)
    Series 2005 BAN
    3.25%                                             09/22/06             1,126             1,127,739
  Pataskala GO Series 2005 BAN
    2.95%                                             02/23/06             1,495             1,495,440
  Pepper Pike City GO Series 2005 BAN
    3.00%                                             06/22/06             1,000             1,000,751
  Seneca County GO Series 2005 BAN
    4.00%                                             11/30/06               915               919,168

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Stark County IDRB (Thakar Properties LLC
    Project) Series 2002 AMT DN (National City
    Bank N.A. LOC)
    3.15%(b)                                          02/07/06   $           485   $           485,000
  Summit County Civic Facility RB (Akron Area
    Electric Junction Project) Series 2001 DN
    (Keybank N.A. LOC)
    3.10%(b)                                          02/07/06               215               215,000
  Summit County IDRB (J&P Capital Project) Series
    2001 AMT DN (Sky Bank LOC)
    3.47%(b)                                          02/07/06             1,630             1,630,000
  Tallamadge Recreation Import GO (Seasongood &
    Mayer LLC Project) Series 2005 MB (First
    Merit Bank N.A. LOC)
    3.25%                                             03/13/06             1,950             1,951,457
  Toledo GO Certificates Trust Series 2004-18 MB
    (FGIC Insurance, State Aid Withholding
    Guaranty, ABN AMRO SBPA) (VMIG-1)
    2.88%(b)                                          02/07/06            11,995            11,995,000
  Trumbull County IDRB (Ellwood Engineered
    Project) Series 2004 AMT DN (KeyBank LOC)
    3.17%(b)                                          02/07/06             1,800             1,800,000
  Union County GO (Memorial Hospital
    Improvements) Series 2005 MB
    3.75%                                             04/11/06             4,075             4,082,493
  University of Cincinatti RB Series 2004B DN
    (AMBAC Insurance, Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    3.02%(b)                                          02/07/06               700               700,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity
    Facility) (A-1+)
    3.04%(b)                                          02/07/06             4,500             4,500,000
  Vermilion GO Series 2005-2 BAN
    3.25%                                             10/12/06             1,030             1,031,385
  Wood County Economic Development RB (Sun
    Seed Holding Co., Inc. Project) Series 2001A
    AMT DN (Sky Bank LOC)
    3.99%(b)                                          02/07/06               480               480,000
  Wood County IDRB (Hammill Manufacturing
    Project) Series 2001 AMT DN (Sky Bank LOC)
    3.99%(b)                                          02/07/06               630               630,000
  Wood County RB (Toledo YMCA Facilities
    Improvement Project) Series 1998 DN (Sky
    Bank LOC)
    3.99%(b)                                          02/07/06             3,320             3,320,000

                                                                                   ===================
                                                                                            93,520,082
                                                                                   -------------------
Oklahoma - 1.2%
  Canadian County Home Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts,
    Multi-Family Housing Project) Series 2003
    PT-1885 AMT DN (Merrill Lynch Captial
    Services SBPA) (F-1+, AA-)
    3.15%(b)                                          02/07/06             4,650             4,650,000
  Enid Municipal Authority Sales Tax & Utilities
    RB Series 1996 MB (AMBAC Insurance)
    (AAA, Aaa)
    5.50%                                             02/01/06             2,350             2,350,000
  Muskogee Transport Authority IDRB (Metals USA,
    Inc. Project ) Series 1998 AMT DN (Bank One
    N.A. LOC)
    3.13%(b)                                          02/07/06             2,850             2,850,000

                                                34

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Oklahoma (continued)
  Oklahoma City IDRB Series 1998 AMT DN (Bank
    One N.A. LOC)
    3.13%(b)                                          02/02/06   $         1,880   $         1,880,000
  Oklahoma County Finance Authority Multi-Family
    Housing RB (Sail Assoc. LLC Project) Series
    2004 AMT DN (Federal Home Loan Bank
    Guaranty) (A-1+)
    3.12%(b)                                          02/07/06             6,900             6,900,000
  Oklahoma County ISD No. 89 GO Series 2002
    (FGIC Insurance) (AAA, Aaa)
    5.00%                                             02/01/06             3,750             3,750,000
  Oklahoma Development Finance Authority RB
    (ConocoPhillips Co. Project) Series 2002B DN
    (ConocoPhillips Guaranty) (A-2, VMIG-2)
    3.18%(b)                                          02/07/06             2,500             2,500,000

                                                                                   ===================
                                                                                            24,880,000
                                                                                   -------------------
Oregon - 1.4%
  Oregon Housing & Community Services RB
    (Merrill Lynch P-Floats Project) Series
    2005-2879 DN (Merrill Lynch Capital Services
    SBPA)
    3.15%(b)                                          02/07/06            24,495            24,495,000
  Portland Airport RB (Merrill Lynch P-Floats
    Trust Receipts) Series 2005-149 AMT DN
    (Merrill Lynch & Co. SBPA, FSA Insurance)
    3.14%(b)                                          02/07/06             4,665             4,665,000

                                                                                   ===================
                                                                                            29,160,000
                                                                                   -------------------
Pennsylvania - 2.2%
  Berks County Solid Waste Authority Guaranteed
    RB Series 2004 MB (FSA Insurance) (Aaa)
    2.75%                                             04/01/06               310               309,715
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale
    Liquidity Facility) (A-1+)
    3.02%(b)                                          02/07/06            25,100            25,100,000
  Pennsylvania Economic Development Financing
    Authority RB (Sunoco, Inc. Project) Series
    2004A AMT DN (Sunoco, Inc. Guaranty)
    (A-2, P-2)
    3.24%(b)                                          02/07/06             5,800             5,800,000
  Pennsylvania Economic Development Financing
    Authority Waste Water Treatment RB (Sunoco,
    Inc. R&M Project) Series 2004B DN (Sunoco,
    Inc. Guaranty) (A-2)
    3.23%(b)                                          02/07/06             8,500             8,500,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 MT-042 DN (Lloyds Bank
    LOC, Merrill Lynch Capital Services SBPA)
    (F-1+)
    3.08%(b)(c)                                       02/07/06                45                45,000
  Pennsylvania State Turnpike Commission RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2004-9 DN (AMBAC Insurance, ABN AMRO
    SBPA) (VMIG-1)
    3.05%(b)(c)                                       02/02/06             2,000             2,000,000
  Philadelphia Hospitals & Higher Education
    Facilities RB (Childrens Hospital Project)
    Series 2002D DN (MBIA Insurance, West Liberty
    SBPA) (A-1+, VMIG-1)
    3.05%(b)                                          02/07/06             2,900             2,900,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Pittsburgh School District GO Series 2006 MB
    (Aaa, AAA)
    4.50%                                             03/01/06   $           825   $           825,928
  Southcentral General Authority RB (Homewood
    Hanover Project) Series 2003 DN (Manufacturer
    & Traders Trust N.A. LOC) (A-1)
    3.07%(b)                                          02/07/06               400               400,000

                                                                                   ===================
                                                                                            45,880,643
                                                                                   -------------------
Rhode Island - 0.0%
  Rhode Island Economic Development RB
    (Corporate Airport Project) Series 2004A MB
    2.00%                                             07/01/06               870               863,942
                                                                                   -------------------
South Carolina - 1.8%
  Charleston County School District GO Series
    2005 TAN (MIG-1)
    3.75%                                             04/13/06             5,500             5,508,658
  Greenwood County Exempt Facility IDRB Series
    2004 AMT DN (Fuji Photo Film Co. Guaranty)
    (A-1+)
    3.20%(b)                                          02/07/06             9,700             9,700,000
  Greenwood School District No. 50 GO Series 2005
    MB (AA, Aa1)
    3.00%                                             03/01/06             3,820             3,820,637
  Lancaster County School District GO Series
    2005B BAN (MIG-1)
    3.25%                                             03/01/06             4,750             4,751,665
  Lexington & Richland Counties School District
    No. 005 GO Series 2005 BAN
    3.00%                                             03/01/06             2,650             2,650,607
  South Carolina GO Series 2003 BAN
    2.50%                                             04/01/06             1,925             1,923,981
  South Carolina Jobs Economic Development
    Authority RB (Ellcon National, Inc. Project)
    Series 1998B AMT DN (Wachovia Bank N.A.
    LOC)
    3.13%(b)                                          02/07/06             1,740             1,740,000
  South Carolina Jobs Economic Development
    Authority RB (Holcim U.S., Inc. Project)
    Series 2003 AMT DN (Comercia Bank N.A. LOC)
    (A-1)
    3.19%(b)                                          02/07/06             6,250             6,250,000
  South Carolina Jobs Economic Development
    Authority RB (Synthetics International, Inc.
    Project) Series 1995 AMT DN (Southtrust Bank
    LOC)
    3.27%(b)                                          02/03/06               500               500,000

                                                                                   ===================
                                                                                            36,845,548
                                                                                   -------------------
South Dakota - 1.3%
  South Dakota Housing Development Authority RB
    (Homeownership Mortgage Project) Series
    2005I AMT MB (SP-1+)
    4.50%                                             12/15/06            25,950            26,180,116
  South Dakota Housing Development Authority
    Single Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004-907 DN (FGIC Insurance,
    Merrill Lynch & Co. SBPA) (VMIG-1)
    3.11%(b)                                          02/07/06               780               780,000

                                                                                   ===================
                                                                                            26,960,116
                                                                                   -------------------

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Tennessee - 1.7%
  Chattanooga IDRB Series 1997 DN (M&T Bank
    LOC)
    3.17%(b)                                          02/07/06   $         2,290   $         2,290,000
  Coffee County IDRB (Comtec Polymers, Inc.
    Project) Series 1997 AMT DN (Bank of America
    LOC)
    3.22%(b)                                          02/07/06             2,180             2,180,000
  Grundy County IDRB (Toyota Seat Project) Series
    2001 AMT DN (Comerica Bank N.A. LOC)
    3.24%(b)                                          02/07/06             3,325             3,325,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Family LLC Project) Series 2002
    AMT DN (SunTrust Bank LOC) (F-1+)
    3.13%(b)                                          02/07/06             3,000             3,000,000
  Montgomery County Public Building Authority
    Pooled Financing RB (Tennessee County Loan
    Pool) Series 2002 DN (VMIG-1)
    3.08%(b)                                          02/07/06            21,145            21,145,000
  Morristown IDRB (Petoskey Plastic Project)
    Series 1999 AMT DN (Comerica Bank N.A. LOC)
    3.24%(b)                                          02/07/06             2,540             2,540,000
  Williamson County GO Series 1996 MB (Aa1)
    5.20%                                             04/03/06             1,025             1,028,177

                                                                                   ===================
                                                                                            35,508,177
                                                                                   -------------------
Texas - 11.8%
  Alief ISD GO Series 2001 MB (PSF Guaranty)
    5.00%                                             02/15/06             2,095             2,096,904
  Austin Housing Financial Corp. (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2578
    AMT DN (Merrill Lynch & Co. Guaranty
    Services)
    3.15%(b)                                          02/07/06            14,735            14,735,000
  Beaumont ISD GO Series 1996 MB (AAA, Aaa)
    5.00%                                             02/15/06             2,470             2,471,724
  Brazos Industrial Development Corp.
    Environmental Facilities RB (ConocoPhillips
    Co. Project) Series 2003 AMT MB (A-2, VMIG-2)
    2.98%                                             08/01/06             9,800             9,800,000
  Brazos River Harbor RB (Dow Chemical Project)
    Series 2005 MB (P-2)
    3.27%                                             03/08/06             3,500             3,500,000
    3.28%                                             05/24/06             8,500             8,500,000
  Coldspring-Oakhurst ISD GO Series 1996 MB (PSF
    Insurance)
    5.25%                                             02/15/06               460               460,449
  East Housing Finance Corp. Multi-Family RB
    (Merrill Lynch Trust Receipts) Series 2005-PT
    2952 AMT DN (Merrill Lynch & Co. SBPA)
    3.15%(b)                                          02/07/06             4,315             4,315,000
  Gulf Coast IDRB (Cinergy Solutions Project)
    Series 2004 AMT DN (Cinergy Co. Guaranty)
    (A-2, VMIG-2)
    3.27%(b)                                          02/07/06            20,900            20,900,000
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 PT-2101
    AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.15%(b)(c)                                       02/07/06             4,985             4,985,000
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2597
    AMT DN (Merrill Lynch & Co. Guaranty)
    3.15%(b)                                          02/07/06            10,455            10,455,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Lower Neches Valley Authority Industrial
    Development Corp. Exempt Facilities RB (Exxon
    Mobil Project) Series 2001B AMT DN
    (A-1+, VMIG-1)
    3.03%(b)                                          02/01/06   $        25,700   $        25,700,000
  Lower Neches Valley Authority PCRB (Chevron
    USA, Inc. Project) Series 1987 MB
    (Chevron-Texaco Guaranty) (A-1+, P-1)
    2.83%                                             02/15/06             6,725             6,725,000
  Montgomery County IDRB (Sawyer Research
    Products, Inc. Project) Series 1995 AMT DN
    (KeyBank N.A. LOC)
    3.20%(b)                                          02/07/06               751               751,000
  Municipal Securities Pool Trust Receipts GO
    Series 2005A-234 BAN (PSF Guaranty, Bear
    Stearns SBPA) (VMIG-1)
    3.10%(c)                                          02/07/06             7,015             7,015,000
  Northside ISD GO (School Building Project)
    Series 2005 MB (Depfa Bank SBPA)
    (A-1+, MIG-1)
    2.85%(b)                                          06/15/06            11,200            11,200,000
  Panhandle Regional Housing Finance RB Series
    2004 PT-2086 AMT DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    3.15%(b)                                          02/07/06             3,365             3,365,000
  San Marcos IDRB (TB Woods, Inc. Project) Series
    1999 AMT DN (M&T Bank LOC)
    3.17%(b)                                          02/07/06             3,000             3,000,000
  South Plains Housing Corp. Single Family RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-11 AMT DN (Government National
    Mortgage Association Guaranty, Wachovia Bank
    SBPA)
    3.11%(b)                                          02/07/06             1,780             1,780,000
  Tarrant County Housing Finance Corp. RB
    (Merrill Lynch P-Floats Trust Reciepts)
    Series 2005-3169 AMT DN (Merrill Lynch &
    Co. SBPA)
    3.15%(b)                                          02/07/06             5,000             5,000,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2001 PT-1278
    AMT DN (Merrill Lynch & Co. Guaranty) (A-1+)
    3.15%(b)                                          02/07/06             9,065             9,065,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2001 PT-1347
    AMT DN (Merrill Lynch & Co. Guaranty) (A-1+)
    3.15%(b)(c)                                       02/07/06            10,575            10,575,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2003 PT-1868
    AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.15%(b)                                          02/07/06             3,970             3,970,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2576
    AMT DN (Merrill Lynch & Co. Guaranty)
    3.15%(b)                                          02/07/06            13,595            13,595,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2598
    AMT DN (Merrill Lynch & Co. Guaranty)
    3.15%(b)                                          02/07/06            13,785            13,785,000

                                                36

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2968
    AMT DN (Merrill Lynch & Co. Guaranty)
    3.15%(b)(c)                                       02/07/06   $         7,495   $         7,495,000
  Texas GO Series 2005 TRAN (SP-1+, MIG-1)
    4.50%                                             08/31/06            12,000            12,083,723
  Texas Public Finance Authority Building
    RB Series
    1992B MB
    6.25%                                             02/01/06             1,000             1,000,000
  Texas State Department of Housing & Community
    Affairs Merlots (Single Family Housing
    Project) Series 2002A-58 DN (Wachovia Bank
    N.A. SBPA)
    3.06%(b)                                          02/06/06             2,895             2,895,000
  Texas Tech University RB (Financing System
    Project) Series 1996 MB
    5.38%                                             02/15/06             3,780             3,783,665
  Travis County Housing Financial Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005-2577 DN (Merrill Lynch & Co. Guaranty)
    3.15%(b)(c)                                       02/07/06            13,150            13,150,000
  Victory Street Public Facilities Corp.
    Multi-Family RB Series 2003-2059 AMT DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    3.15%(b)                                          02/02/06             7,300             7,300,000

                                                                                   ===================
                                                                                           245,452,465
                                                                                   -------------------
Utah - 0.0%
  Duchesne School District Municipal Building
    Authority Lease RB Series 2005 DN (U.S.
    Bancorp LOC)
    3.09%(b)                                          02/07/06               900               900,000
                                                                                   -------------------
Vermont - 0.9%
  Vermont Educational & Health Buildings Finance
    Agency Hospital RB (Northeastern Vermont
    Regional Hospital) Series 2004A (TD BankNorth
    N.A. LOC) (VMIG-1)
    3.09%(b)                                          02/07/06             8,130             8,130,000
  Vermont Educational & Health Buildings
    Financing Agency (Gifford Medical Center
    Project) Series 2003A DN (VMIG-1)
    3.05%(b)                                          02/07/06             1,500             1,500,000
  Vermont Educational & Health Buildings
    Financing Agency RB (North Country Hospital
    Project) Series 2002A DN (TD BankNorth N.A.
    LOC) (VMIG-1)
    3.09%(b)                                          02/07/06             6,645             6,645,000
  Vermont GO Series 1990A MB (AA+, Aa1)
    5.75%                                             08/01/06               250               253,080
  Vermont IDRB (Alpine Pipeline Co. Project)
    Series 1999 AMT DN (KeyBank N.A. LOC)
    3.17%(b)                                          02/07/06             1,195             1,195,000
  Vermont State Colleges RB Series 2003 MB (FGIC
    Insurance) (AAA, Aaa)
    2.25%                                             07/01/06               500               497,859

                                                                                   ===================
                                                                                            18,220,939
                                                                                   -------------------
Virginia - 3.5%
  Botetourt County IDRB (Altec Industries
    Project) Series 2001 AMT DN (Amsouth Bank of
    Alabama LOC) (A-1)
    3.17%(b)                                          02/07/06             2,600             2,600,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Cabell Lifecare Facilities RB (Foster
    Foundation Project) Series 2003 DN
    (Huntington National Bank LOC)
    3.20%(b)                                          02/07/06   $         4,430   $         4,430,000
  Norfolk Redevelopment & Housing Authority
    Multi-Family Housing RB (Residential Rental
    Project) Series 2003 AMT DN (SunTrust Bank
    LOC)
    3.18%(b)                                          02/07/06             2,025             2,025,000
  Richmond IDRB (PM Beef Co. Project) Series 1997
    AMT DN (Bank of America N.A. LOC)
    3.19%(b)                                          02/07/06             1,400             1,400,000
  Roanoke GO Series 2004B MB
    3.00%                                             02/01/06             1,680             1,680,000
  University of Virginia RB (ABN AMRO Munitops
    Certificates Trust) Series 2005-48 DN (ABN
    AMRO SBPA) (VMIG-1)
    3.05%(b)                                          02/07/06             1,500             1,500,000
  Virginia Beach Development Authority
    Multi-Family Housing RB (Residential Rental
    Housing Project) Series 2002 AMT DN (Branch
    Banking & Trust Co. LOC)
    3.18%(b)                                          02/07/06             1,720             1,720,000
  Virginia Beach RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005-2505 AMT DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    3.15%(b)                                          02/07/06             3,745             3,745,000
  Virginia Housing Development Authority RB
    (Commonwealth Mortgage Project) Series
    2005C-C-I AMT DN
    2.90%(b)                                          02/07/06            20,000            20,000,000
  Virginia Housing Development Authority RB
    (Commonwealth Mortgage Project) Series
    2005C-C-II AMT DN (A-1+, MIG-1)
    3.00%(b)                                          02/07/06            13,120            13,120,000
  Virginia Housing Development Authority RB
    (Commonwealth Mortgage Project) Series
    2005C-C-III AMT DN
    3.03%(b)                                          02/16/06            20,000            20,000,000
  Virginia Small Business Financing Authority RB
    (Coastal Development Group Project) Series
    1989 AMT DN (Branch Banking & Trust Co.
    LOC)
    3.15%(b)                                          02/07/06                84                84,000

                                                                                   ===================
                                                                                            72,304,000
                                                                                   -------------------
Washington - 1.4%
  Pilchuck Public Development Corp. RB (Holden-
    McDaniels Partners Project) Series 1996 AMT
    DN (KeyBank N.A. LOC)
    3.17%(b)                                          02/07/06             1,550             1,550,000
  Port of Seattle RB Series 2003-720 AMT DN (FGIC
    Insurance, Banque Nationale de Paribas SBPA)
    (A-1+)
    3.11%(b)(c)                                       02/07/06             2,500             2,500,000
  Seattle Housing Authority RB (Rainier Vista
    Project Phase I) Series 2003 AMT DN (KeyBank
    N.A. LOC) (A-1)
    3.11%(b)                                          02/07/06            10,350            10,350,000
  Thurston County School District GO Series 2003
    MB (Aaa, AAA)
    2.00%                                             06/01/06               465               463,250

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONCLUDED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
Washington (continued)
  Washington Housing Finance Community
    Multi-Family Housing RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005-3054 AMT
    DN (Merrill Lynch Guaranty)
    3.15%(b)                                          02/07/06   $         8,385   $         8,385,000
  Yakima County Public Corp. RB (Michelsen
    Packaging Co. Project) Series 2000 AMT DN
    (Bank of America N.A. LOC) (A-1+)
    3.12%(b)                                          02/07/06               595               595,000
  Yakima County RB (Oord Dairy Project) Series
    2004 AMT DN (Key Bank N.A. LOC)
    3.17%(b)                                          02/02/06             4,415             4,415,000

                                                                                   ===================
                                                                                            28,258,250
                                                                                   -------------------
West Virginia - 0.1%
  West Virginia State Hospital RB (West Virginia
    Hospital Pooled Financing Program) Series
    2001B-2 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.22%(b)                                          02/07/06             1,320             1,320,000
                                                                                   -------------------
Wisconsin - 1.0%
  Germantown IDRB (Cambridge Major Labs
    Project) Series 2003 AMT DN (Bank One N.A.
    LOC)
    3.24%(b)                                          02/07/06             5,600             5,600,000
  Kohler Village Solid Waste Disposal RB (Kohler
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    3.12%(b)                                          02/07/06             4,000             4,000,000
  Mequon IDRB (Johnson Level GRW Investment
    Project) Series 1995 AMT DN (Bank One N.A.
    LOC)
    3.13%(b)                                          02/01/06               665               665,000
  New Berlin School District GO Series 2005 BAN
    (MIG-1)
    4.00%                                             02/15/06             5,200             5,202,202
  Oshkosh IDRB (Oshkosh Coil Spring Project)
    Series 2000A AMT DN (Bank One Wisconsin
    LOC)
    3.13%(b)                                          02/07/06             2,100             2,100,000
  Wisconsin Clean Water RB Series 2002-2 MB
    5.00%                                             06/01/06               550               553,320
  Wisconsin Health & Educational Facilities RB
    (Pooled Loan Financing Program) Series 2002E
    DN (Associated Bank N.A. LOC) (VMIG-1)
    3.22%(b)                                          02/07/06             2,100             2,100,000

                                                                                   ===================
                                                                                            20,220,522
                                                                                   -------------------
Wyoming - 1.0%
  Cheyenne IDRB (Grobet File Co., Inc. Project)
    Series 2001 AMT DN (National City Bank N.A.
    LOC)
    3.15%(b)                                          02/07/06             2,350             2,350,000
  Green River RB (Rhone-Poulenc LP Project)
    Series 1994 AMT DN (Fleet National Bank LOC)
    (VMIG-1)
    3.29%(b)                                          02/07/06            11,400            11,400,000
  Lincoln County PCRB (Amoco Project) Series 1983
    MB (ExxonMobil Guaranty)
    2.85%                                             04/03/06             7,600             7,600,000

                                                                                   ===================
                                                                                            21,350,000
                                                                                   -------------------

                                                          VALUE
                                                    -----------------
TOTAL INVESTMENTS IN SECURITIES -
96.7%
  (Cost $2,006,625,368(a))                          $   2,006,625,368
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 3.3%                                       67,492,039
                                                    -----------------
NET ASSETS -  100.0%                                $   2,074,117,407
                                                    =================

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of January 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      January 31, 2006, the Fund held 11.6% of its net assets, with a current market value of $239,986,000, in securities restricted as to resale.

                                                                              38

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                             CALIFORNIA MONEY FUND

JANUARY 31, 2006 (UNAUDITED)

                                                                         PAR
                                                     MATURITY           (000)             VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS - 99.6%
California - 98.1%
  ABN AMRO Munitops Certificates Trust (ABN
    AMRO Bank SBPA) Series 2005-26 MB
    (CIFG-TCRS Credit Support) (F-1+)
    3.20%(b)                                          03/30/06   $        24,995   $        24,995,000
  ABN AMRO Munitops Certificates Trust Series
    2005-36 MB (Kredietbank LOC) (F-1+, AAA)
    2.95%(b)                                          03/30/06            10,000            10,000,000
  Alameda-Contra Costa Schools Financing
    Authority COP (Capital Improvement Financing
    Projects) Series 1997F DN (Kredietbank N.V.
    LOC) (A-1+)
    3.08%(c)                                          02/07/06               500               500,000
  Alameda-Contra Costa Schools Financing
    Authority COP (Capital Improvement Financing
    Projects) Series 2005M DN (Bank of Nova
    Scotia LOC) (A-1+)
    3.03%(c)                                          02/07/06             1,800             1,800,000
  Bear Stearns Municipal Securities Trust
    Certificates RB (228 Trust Certificates)
    Series 2005A DN (FSA Insurance, Bear Stearns
    Capital Markets Liquidity Facility) (VMIG-1)
    3.10%(b)(c)                                       02/07/06             9,895             9,895,000
  Beaumont Utilities Authority RB (Waste Water
    Enterprise Project) Series 2001A DN (Union
    Bank of California & CALSTERS LOC) (A-1+)
    3.02%(c)                                          02/07/06             8,875             8,875,000
  California COP Series 2005 TECP (Multiple
    LOC's) (A-1, P-1)
    2.95%                                             02/07/06            20,000            20,000,000
  California Department of Water Resource Power
    Supply RB Series 2002C-10 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    2.88%(c)                                          02/02/06             5,950             5,950,000
  California Department of Water Resource Power
    Supply RB Series 2002C-4 DN (Morgan
    Guaranty Trust LOC) (A-1+, VMIG-1)
    3.03%(c)                                          02/07/06            11,750            11,750,000
  California Department of Water Resource Power
    Supply RB Series 2002C-6 DN (Kredietbank
    LOC) (A-1+, VMIG-1)
    3.03%(c)                                          02/07/06             5,000             5,000,000
  California Department of Water Resource Power
    Supply RB Series 2002C-7 DN (FSA Insurance,
    Dexia Credit SBPA) (A-1+, VMIG-1)
    2.97%(c)                                          02/07/06             4,850             4,850,000
  California Department of Water Resource Power
    Supply RB Series 2002 DN (Credit Locale de
    France LOC) (A-1+, VMIG-1)
    2.97%(c)                                          02/07/06             1,200             1,200,000
  California Department of Water Resource Power
    Supply RB Series 2003-PT 759 DN (MBIA
    Insurance, Landesbank-Hessen SBPA)
    (A-1+, VMIG-1)
    3.05%(c)                                          02/07/06             9,700             9,700,000
  California Economic Recovery RB Series 2004C-10
    DN (Banque Nationale de Paribas LOC)
    (A-1+, VMIG-1)
    3.02%(c)                                          02/07/06            11,220            11,220,000
  California Economic Recovery RB Series 2004C-14
    DN (XLCA Guaranty, Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    2.97%(c)                                          02/01/06             2,100             2,100,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Economic Recovery RB Series 2004C-20
    DN (XLCA Guaranty, Dexia Credit Local SBPA)
    (VMIG-1)
    3.02%(c)                                          02/07/06   $         4,955   $         4,955,000
  California Economic Recovery RB Series 2004C-21
    DN (XLCA Guaranty, Dexia Credit Local SBPA)
    (A-1+, VMIG-1)
    3.02%(c)                                          02/07/06             3,400             3,400,000
  California Economic Recovery RB Series 2004C-3
    DN (Landesbank Hessen Thuringen
    Girozentrale LOC) (A-1+, VMIG-1)
    3.04%(c)                                          02/01/06             1,000             1,000,000
  California Educational Facilities Authority RB
    (Art Center Design College Project) Series
    2002A DN (M&T Bank Corp. SBPA) (VMIG-1)
    3.06%(c)                                          02/07/06             3,545             3,545,000
  California Educational Facilities Authority RB
    (Pomona College Project) Series 2005B DN
    (A-1+, VMIG-1)
    2.98%(c)                                          02/07/06             2,000             2,000,000
  California GO (ABN-AMRO Munitops Trust
    Certificates) Series 2003 DN (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA )
    (VMIG-1, F-1+)
    3.04%(c)                                          02/07/06             7,500             7,500,000
  California GO Series 2003A-2 DN (J.P. Morgan
    Chase LOC) (A-1+, VMIG-1)
    3.02%(c)                                          02/01/06            21,165            21,165,000
  California GO Series 2003A-3 DN (Westdeutsche
    Landesbank Girozentrale LOC, J.P. Morgan
    Chase LOC) (A-1+, VMIG-1)
    3.04%(c)                                          02/01/06            15,000            15,000,000
  California GO Series 2005A-3 DN (West Deutsche
    Landesbank, J.P. Morgan Chase LOC)
    (A-1+, F-1+)
    3.02%(c)                                          02/07/06             5,000             5,000,000
  California GO Series 2005B-1 DN (Bank of
    America LOC) (A-1+, VMIG-1)
    3.00%(c)                                          02/07/06            12,400            12,400,000
  California GO Series 2005 ROC-RR-II-R-2185 DN
    (AMBAC Insurance, Citigroup Global Marketing
    Liquidity Facility) (VMIG-1)
    3.05%(c)                                          02/07/06             3,060             3,060,000
  California Health Facilities Financing
    Authority RB Series 1999 PA-587 DN (Merrill
    Lynch Capital Services Guaranty) (A-1+)
    3.08%(c)                                          02/07/06            11,000            11,000,000
  California Health Facilities Financing
    Authority RB Series 2002-591 DN (Morgan
    Stanley Liquidity Facility) (A-1+)
    3.05%(c)                                          02/07/06             8,700             8,700,000
  California Health Facility Financing Authority
    RB Series DN (J.P. Morgan Chase LOC)
    (A-1+, VMIG-1)
    2.97%(c)                                          02/01/06            15,000            15,000,000
  California Infrastructure & Economic
    Development Bank RB (Academy of Motion
    Pictures Arts & Science Project) Series 2002
    DN (AMBAC Insurance, J.P. Morgan Chase LOC)
    (A-1+, VMIG-1)
    3.04%(c)                                          02/07/06             2,500             2,500,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Infrastructure & Economic
    Development Bank RB (Colburn School Project)
    Series 2005A DN (Bank of America LOC)
    (VMIG-1)
    2.96%(c)                                          02/07/06   $        10,000   $        10,000,000
  California Infrastructure & Economic
    Development Bank RB (J. Paul Getty Trust
    Project) Series 2003B MB (J. Paul Getty Trust
    Guaranty) (A-1+, MIG-1)
    2.25%                                             02/02/06             5,750             5,749,992
  California RB Series 2005 RAN (SP-1+, MIG-1)
    4.50%                                             06/30/06            14,000            14,084,070
  California School Cash Reserve Program
    Authority RB Series 2005A TRAN (AMBAC
    Guaranty) (SP-1+, MIG-1)
    4.00%                                             07/06/06             3,250             3,268,825
  California State Commerical Paper Series 2005
    (Multiple LOC's)
    3.05%                                             02/06/06            12,000            12,000,000
    3.07%                                             02/08/06            35,000            35,000,000
  California State Department of Resources &
    Power Supply RB Series 2002B-3 DN (Bank of
    New York LOC) (A-1+, VMIG-1)
    3.00%(c)                                          02/01/06             9,100             9,100,000
  California State Department of Water &
    Resources Power Supply RB Series 2002C-5 DN
    (Credit Locale de France LOC) (A-1+, VMIG-1)
    3.03%(c)                                          02/07/06             9,400             9,400,000
  California State Department of Water Resources
    & Power Supply RB Series 2005G-1 DN (Bank of
    Nova Scotia LOC) (A-1+, VMIG-1)
    3.15%(c)                                          02/07/06             1,200             1,200,000
  California State Department of Water Resources
    & Power Supply RB Series 2005G-12 DN (FGIC
    Insurance, Landesbank Baden - Wuerttemberg
    Girozentrale LOC) (A-1, VMIG-1)
    3.17%(c)                                          02/07/06             8,400             8,400,000
  California State Department of Water Resources
    & Power Supply RB Series 2005G-4 DN (FSA
    Insurance, Morgan Stanley Bank SBPA)
    (A-1, VMIG-1)
    3.18%(c)                                          02/07/06             5,000             5,000,000
  California State Economic Recovery GO Series
    2004-933 DN (Morgan Stanley Liquidity
    Facility) (A-1, AA-)
    3.03%(c)                                          02/07/06            14,350            14,350,000
  California State Economic Recovery GO Series
    2005-1098 DN (Morgan Stanley Municipal
    Liquidity Facility) (Aa3, VMIG-1)
    3.03%(c)                                          02/07/06             3,505             3,505,000
  California State GO (Kindergarten-University
    Public Project) Series 2002B-5 DN (State
    Street Bank & Trust Co. LOC) (A-1+, VMIG-1)
    3.00%(c)                                          02/07/06             3,200             3,200,000
  California State GO (University Daily
    Kindergarten Project) Series 2004 DN (State
    Street Bank & Trust Co. LOC) (A-1+, VMIG-1)
    3.00%(c)                                          02/01/06             7,400             7,400,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2000 PT-1268
    DN (Merrill Lynch & Co. Guaranty) (A-1+)
    3.08%(c)                                          02/07/06             9,820             9,820,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Statewide Communities Development
    Authority RB (Archer School For Girls, Inc.
    Project) Series 2005 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    3.00%(c)                                          02/02/06   $         6,135   $         6,135,000
  California Statewide Financing Authority for
    Tobacco Settlement RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PA-1287 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.10%(c)                                          02/07/06             3,150             3,150,000
  Clovis County Unified School District GO
    (Merrill Lynch P-Float Trust Receipts) Series
    2005-PZ-42 DN (FGIC Insurance, Merrill Lynch
    Capital Services SBPA) (AAA, F-1+)
    3.10%(c)                                          02/07/06             1,330             1,330,000
  Contra Costa County GO Series 2005 TRAN
    (SP-1+, MIG-1)
    4.50%                                             12/07/06             7,000             7,070,000
  Coronado Community Development Agency Tax
    Allocation Series 2005 ROC-RR-II-451 DN
    (Citibank LOC) (A-1+)
    3.05%(b)(c)                                       02/07/06             2,100             2,100,000
  East Bay Municipal Utilities District Water
    Systems RB Series 2005B-1 DN (Credit Locale
    de France, XLCA Guaranty) (A-1+, VMIG-1)
    2.98%(c)                                          02/07/06             5,700             5,700,000
  East Bay Municipal Utility District RB Series
    2005 DN (Dexia Credit Local SBPA)
    (A-1+, VMIG-1)
    2.95%(c)                                          02/07/06             5,200             5,200,000
  Eclipse Funding Trust GO (Solar Eclipse
    -California State Project) Series 2006-0011
    DN (Kredietbank LOC) (VMIG-1)
    3.03%(c)                                          02/07/06            10,000            10,000,000
  Fontana Public Financing Authority for Tax
    Allocation RB (Putters Project) Series
    2005-707 DN (AMBAC Insurance, J.P. Morgan
    Chase Bank Liquidity Facility) (A-1+)
    3.05%(c)                                          02/07/06             1,995             1,995,000
  Foothill-De Anza Community College GO Series
    2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
    3.05%(c)                                          02/07/06             2,775             2,775,000
  Glendale Hospital RB Series 2002-590 DN
    (Morgan Stanley Group LOC) (A-1+)
    3.05%(c)                                          02/07/06             6,690             6,690,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1236 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.10%(b)(c)                                       02/07/06             2,200             2,200,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1237 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.10%(c)                                          02/07/06             2,740             2,740,000
  Golden State Tobacco Settlement Securitization
    Corp. RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PT-2338 DN (Merrill
    Lynch Capital Services SBPA) (F1+)
    3.10%(c)                                          02/07/06             2,905             2,905,000

                                                40

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)             VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-285X DN
    (Citibank Liquidity Facility, XLCA Guaranty)
    (AAA)
    3.07%(c)                                          02/02/06   $         4,995   $         4,995,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-287X DN
    (Citibank Liquidity Facility) (A-1+)
    3.07%(c)                                          02/02/06             3,540             3,540,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2005 ROC-II-411 DN (Citibank
    LOC) (VMIG-1)
    3.07%(b)(c)                                       02/07/06            10,140            10,140,000
  Huntington Park Public Financing Authority RB
    Series 2005-Pt-2719 DN (FSA Insurance)
    (Merrill Lynch Capital Services SBPA)
    (AAA, F-1+)
    3.05%(c)                                          02/07/06               685               685,000
  Irvine Public Facilities & Infrastructure
    Authority Lease RB (Capital Improvement
    Project) Series 1985 DN (State Street Bank &
    Trust Co. LOC) (VMIG-1)
    2.97%(c)                                          02/07/06             1,780             1,780,000
  Los Angeles TRAN Series 2005 MB (SP-1+, MIG-1)
    4.00%                                             06/30/06            11,000            11,057,669
  Los Angeles Unified School District GO
    (ABN-AMRO Munitops Trust Certificates) Series
    1999C DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    3.02%(c)                                          02/07/06             1,500             1,500,000
  Los Angeles Unified School District GO Series
    2005 ROC-RR-II-R-390 DN (MBIA Insurance,
    Citibank N.A. LOC) (VMIG-1)
    3.05%(c)                                          02/07/06             2,890             2,890,000
  Los Angeles Wastewater Systems RB Series
    2002A DN (FGIC Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    3.04%(c)                                          02/07/06             5,000             5,000,000
  Madera Financing Authority RB Series 2005A DN
    (Credit Locale de France LOC) (A-1+)
    3.02%(c)                                          02/01/06             2,000             2,000,000
  Manteca Redevelopment Agency Tax Allocation
    Insured RB Series 2005 DN (State Street SBPA,
    B&T Co. Insured, XLCA Guaranty) (A-1+)
    3.02%(c)                                          02/01/06             5,000             5,000,000
  Metropolitan Water District for Southern
    California Waterworks RB Series 2003C DN
    (Credit Locale de France LOC) (A-1+, VMIG-1)
    2.95%(c)                                          02/07/06             7,000             7,000,000
  Metropolitan Water District of Southern
    California Waterworks RB Series 2001C-2 DN
    (Westdeutsche Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    2.99%(c)                                          02/01/06             9,000             9,000,000
  Northern California Power Agency RB
    (Hydroelectric No. 1 Project ) Series 2002B
    DN (Westdeutsche Landesbank Girozentrale LOC)
    (A-1+)
    2.97%(c)                                          02/07/06             2,200             2,200,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Oakland Unified School District of Alameda
    County GO (Bear Stearns Trust Certificates)
    Series 2002A-9035 DN (FGIC Insurance, Bear
    Stearns Capital Markets Liquidity Facility)
    (A-1)
    3.00%(c)                                          02/07/06   $         9,300   $         9,300,000
  Orange County Transportation Authority Toll
    Road RB (Express Lanes Project) Series
    2003B-1 DN (Kredietbank N.V. LOC)
    (A-1+, VMIG-1)
    3.00%(c)                                          02/07/06             3,500             3,500,000
  Pleasant Valley School District of Ventura
    County GO (Merrill Lynch P-Float Trust
    Receipts) Series 2005 PT-2783 DN (MBIA
    Insurance, Dexia Credit Local SBPA)
    (A-1+, AAA)
    3.05%(b)(c)                                       02/07/06             5,915             5,915,000
  Pleasanton COP (Assisted Living Facilities
    Financing Project) Series 2005 DN (Citibank
    LOC) (A-1+)
    3.00%(c)                                          02/07/06             2,500             2,500,000
  Puttable Floating Option Tax Exempt Receipts RB
    Series 2005-PZP-006-Mode A DN (FGIC, MBIA,
    FSA Insurance, Merrill Lynch SBPA) (F-1+)
    3.17%(c)                                          02/07/06             6,500             6,500,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A-PZP-005 DN (Merrill Lynch & Co.
    Liquidity Facility) (AAA, F-1+)
    3.12%(c)                                          02/07/06             6,470             6,470,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A-PZP-009 DN (Merrill Lynch
    Capital Services SBPA, FGIC Insurance) (F-1+)
    3.12%(c)                                          02/07/06             9,000             9,000,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A-PZP-2 DN (Merrill Lynch Capital
    Services SBPA) (AAA, F-1+)
    3.17%(c)                                          02/07/06             3,045             3,045,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005-PZP-03 DN (Multiple Insurers,
    Merrill Lynch & Co. SBPA) (AAA, F-1+)
    3.12%(c)                                          02/07/06             3,455             3,455,000
  Sacramento City Financing Authority Tax
    Allocation Series 2006Z-3 DN (FGIC Insurance,
    Goldman Sachs Special Services Liquidity
    Facility) (AAA, F-1+)
    3.08%(c)                                          02/07/06             5,100             5,100,000
  Sacramento County Sanitation District Financing
    Authority RB Series 2005 ROC-RR-I-R-2209 DN
    (MBIA Insurance, Citigroup Global Market
    Liquidity Facility) (VMIG-1)
    3.05%(c)                                          02/07/06             2,230             2,230,000
  Sacramento Municipal Utility District GO Series
    2006 MB (Multiple LOC's) (A-1+, P-1)
    3.06%                                             04/18/06            15,000            15,000,000
  Sacramento Municipal Utility District RB (Macon
    Trust Certificates) Series 2002M DN (AMBAC
    Insurance, Kredietbank N.V. LOC) (A-1+)
    3.04%(c)                                          02/07/06             3,975             3,975,000
  San Diego County & School District GO
    (Partnership Notes) Series 2005A TRAN
    (SP-1+, MIG-1)
    4.00%                                             07/14/06             6,000             6,037,050

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONCLUDED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust
    Receipts) Series 2002 PPT-1002C DN
    (Kredietbank LOC) (A-1)
    3.07%(c)                                          02/07/06   $        10,000   $        10,000,000
  San Francisco City & County Unified School
    District GO Series 2005 RR-II-R-6060 DN (FSA
    Insurance LOC) (VMIG-1)
    3.05%(b)(c)                                       02/07/06             2,645             2,645,000
  San Francisco County Transportation Commercial
    Paper Series 2005 MB (Landesbank Baden
    Wuerttemberg Girozentrale LOC) (A-1+, P-1)
    2.85%                                             02/16/06             6,250             6,250,000
  Santa Barbara County GO Series 2005A TRAN
    (SP-1+)
    4.00%                                             07/25/06             5,000             5,031,780
  Southern California Public Power Authority RB
    (Power Project) Series 2005 ROC-RR-II-R-374
    DN (FSA Insurance, Citibank N.A. Liquidity
    Facility) (VMIG-1)
    3.05%(b)(c)                                       02/07/06             6,245             6,245,000
  Tahoe Forest Hospital District RB (Health
    Facility Project) Series 2002 DN (U.S. Bank
    N.A. LOC) (VMIG-1)
    3.02%(c)                                          02/01/06             5,700             5,700,000
  Tobacco Settlement Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PA-1288 DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.11%(c)                                          02/07/06             2,000             2,000,000
  Watereuse Finance Authority RB Series 1998 DN
    (FSA Insurance, Depfa Bank SBPA) (A-1, Aaa)
    3.00%(c)                                          02/07/06            15,175            15,175,000
  West Covina Unified School District GO Series
    2003-03-23 DN (MBIA Insurance, Banque
    Nationale de Paribas Liquidity Facility)
    (VMIG-1)
    3.05%(c)                                          02/07/06             6,855             6,855,000
  Yosemite Community College District GO (Eagle
    720050047 Project) Series 2005 A DN (FGIC
    Insurance, Citibank Liquidity Facililty)
    (A-1+, AAA)
    3.05%(c)                                          02/07/06             5,840             5,840,000

                                                                                   ===================
                                                                                           670,084,386
                                                                                   -------------------
Puerto Rico - 1.5%
  Commonwealth of Puerto Rico Electric Power
    Authority RB (Goldman Sachs Trust Receipts)
    Series 2002-1 DN (MBIA Insurance, Bank of
    New York SBPA) (A-1+)
    3.05%(b)(c)                                       02/07/06             2,195             2,195,000
  Commonwealth of Puerto Rico Electric Power
    Authority RB Series 1997 DN (Societe Generale
    LOC) (A-1+)
    2.99%(c)                                          02/07/06             1,300             1,300,000
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority RB (Merlots) Series
    2005A-21 MB (Wachovia Bank LOC) (VMIG-1)
    3.32%(b)                                          11/15/06             3,000             3,000,000
  Puerto Rico Commonwealth GO Series 2005 TRAN
    (SP-1+, MIG-1)
    4.50%                                             07/28/06             4,000             4,024,260

                                                                                   ===================
                                                                                            10,519,260
                                                                                   -------------------
TOTAL MUNICIPAL BONDS
  (Cost $680,603,646)                                                                      680,603,646
                                                                                   -------------------

                                                         VALUE
                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES -
99.6%
  (Cost $680,603,646(a))                            $   680,603,646
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                                      2,600,868
                                                    ---------------
NET ASSETS -  100.0%                                $   683,204,514
                                                    ===============

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      January 31, 2006, the Fund held 9.4% of its net assets, with a current market value of $73,585,000, in securities restricted as to resale.
 (c) Rates shown are the rates as of January 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                                                              42

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              NEW YORK MONEY FUND

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS - 99.8%
New York - 98.0%
  Allegany County GO Series 2005 BAN (J.P. Morgan
    Chase LOC) (VMIG-1)
    4.25%                                             09/27/06   $         2,500   $         2,515,880
  City of New York GO Series 2005F-3 DN (Royal
    Bank of Scotland LOC) (VMIG-1)
    2.98%(b)                                          02/02/06             5,000             5,000,000
  City of New York GO (Citibank Trust Receipts)
    Series 2003R ROC-II-251A DN (Citibank
    Liquidity Facility) (VMIG-1)
    3.09%(b)                                          02/07/06            14,600            14,600,000
  City of New York GO (Citigroup Trust Receipts)
    Series 2003A-6 DN (Landesbank
    Baden-Wurttemberg LOC) (A-1, VMIG-1)
    3.00%(b)                                          02/07/06             9,150             9,150,000
  City of New York GO (Merrill Lynch P-Float
    Trust Receipts) Series 1997 DN (AMBAC
    Insurance, Societe Generale Liquidity
    Facility) (A-1+)
    3.05%(b)                                          02/07/06             1,760             1,760,000
  City of New York GO (Morgan Stanley Trust
    Receipts) Series 2002-725X DN (FSA Insurance,
    Morgan Stanley Group Liquidity Facility)
    (VMIG-1)
    3.05%(b)                                          02/07/06             4,544             4,543,750
  City of New York GO (Wachovia Merlots Trust
    Receipts) Series 2004C-09 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    3.05%(b)                                          02/07/06             2,990             2,990,000
  City of New York GO Series 1993A-4 DN
    (Landesbank Baden-Wurttemberg LOC)
    (A-1, VMIG-1)
    3.07%(b)                                          02/01/06            13,000            13,000,000
  City of New York GO Series 1994H-4 DN (AMBAC
    Insurance) (A-1, VMIG-1)
    2.98%(b)                                          02/01/06             4,775             4,775,000
  City of New York GO Series 1994H-4 DN
    (Kredietbank N.V. LOC, AMBAC Insurance)
    (A-1, VMIG-1)
    2.99%(b)                                          02/01/06             6,450             6,450,000
  City of New York GO Series 2002C-3 DN (Banque
    Nationale de Paribas LOC) (A-1+, VMIG-1)
    2.98%(b)                                          02/01/06               400               400,000
  City of New York GO Series 2003A-2 DN (Bank of
    America N.A. LOC) (A-1, VMIG-1)
    2.98%(b)                                          02/07/06             6,900             6,900,000
  City of New York GO Series 2003A-5 DN (HSBC
    Bank LOC) (A-1)
    3.01%(b)                                          02/07/06             1,000             1,000,000
  City of New York GO Series 2004H-2 DN (Bank of
    New York LOC) (A-1+, VMIG-1)
    3.02%(b)                                          02/07/06             5,900             5,900,000
  City of New York Housing Development Corp.
    Multi-Family Rental Housing RB (Carnegie Park
    Project) Series 1997A DN (Federal National
    Mortgage Assoc. Guaranty) (A-1+)
    3.00%(b)                                          02/07/06             3,900             3,900,000
  City of New York Housing Development Corp.
    Multi-Family Rental Housing RB (Parkgate
    Development Project) Series 1998A DN (Federal
    National Mortgage Assoc. Guaranty) (A-1+)
    2.99%(b)                                          02/07/06             2,000             2,000,000
  City of New York Housing Development Corp.
    Multi-Family Rental Housing RB (Related
    Monterey Project) Series 1997A DN (Federal
    National Mortgage Assoc. Guaranty) (A-1+)
    3.00%(b)                                          02/07/06             1,220             1,220,000

                                                                         PAR
                                                     MATURITY           (000)             VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Housing Development Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005PA-1299 DN (FGIC Insurance) (VMIG-1)
    3.05%(b)                                          02/07/06   $         9,500   $         9,500,000
  City of New York Housing Development Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005 PT-2759 DN (FGIC Insurance, Merrill
    Lynch Liquidity Facility) (A-1)
    3.05%(b)                                          02/07/06             3,400             3,400,000
  City of New York IDA Civic Facilities RB
    (Abraham Joshua Heschel Project) Series 2002
    DN (M&T Bank Corp. LOC) (VMIG-1)
    3.04%(b)                                          02/07/06             2,000             2,000,000
  City of New York IDA Civic Facilities RB
    (Ethical Culture School Project) Series 2005A
    DN (Dexia Bank SBPA, XLCA Guaranty) (A-1+)
    3.02%(b)                                          02/07/06             3,500             3,500,000
  City of New York IDA Civic Facilities RB
    (French Institute Alliance Project) Series
    2005 DN (M&T Bank LOC) (VMIG-1)
    3.10%(b)                                          02/07/06             2,440             2,440,000
  City of New York IDA Civic Facilities RB
    (Hewitt School Project) Series 2002 DN
    (Allied Irish Bank LOC) (VMIG-1)
    3.05%(b)                                          02/07/06             1,600             1,600,000
  City of New York IDA Civic Facilities RB
    (The Birch Wathen Lenox School Project)
    Series 2004 DN (Allied Irish Bank LOC)
    (VMIG-1)
    3.05%(b)                                          02/07/06             2,625             2,625,000
  City of New York Municipal Water Finance
    Authority RB (Citigroup Trust Receipts,
    Water & Sewer Systems Project) Series
    2004R-4061 ROC-II DN (Citigroup Global Market
    Holdings, Inc. Liquidity Facility) (VMIG-1)
    3.06%(b)                                          02/07/06             2,970             2,970,000
  City of New York Municipal Water Finance
    Authority RB (Water & Sewer Systems Project)
    Series 2002C-1 DN (State Street Bank & Trust
    LOC) (A-1+, VMIG-1)
    3.07%(b)                                          02/01/06             7,000             7,000,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2000 DN (Citibank Liquidity Facility)
    (A-1+)
    3.06%(b)                                          02/07/06             9,900             9,900,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2001 DN (Citibank Liquidity Facility)
    (A-1+)
    3.06%(b)                                          02/07/06             3,300             3,300,000
  City of New York Transitional Finance Authority
    Future Tax Secured RB Series 2001 A DN (J.P.
    Morgan Chase SBPA) (A-1+, VMIG-1)
    3.00%(b)                                          02/07/06             1,250             1,250,000
  City of New York Transitional Finance Authority
    RB (New York City Recovery Project) Series
    2002-1B DN (Societe Generale Liquidity
    Facility) (A-1+, VMIG-1)
    3.00%(b)                                          02/07/06               775               775,000
  City of New York Transitional Finance Authority
    RB Series 2002-2E DN (Dexia SBPA)
    (A-1+, VMIG-1)
    3.01%(b)                                          02/07/06             5,405             5,405,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Transitional Finance Authority
    RB Series 2003-2D DN (Lloyds Bank Liquidity
    Facility) (A-1+, VMIG-1)
    3.00%(b)                                          02/07/06   $         3,870   $         3,870,000
  City of New York Transitional Finance Authority
    RB Series 2003-7 DN (Banque Nationale de
    Paribas SBPA) (VMIG-1)
    3.05%(b)                                          02/07/06             3,515             3,515,000
  City of New York Trust for Cultural Resources
    RB (The Museum of Broadcasting Project)
    Series 1989 DN (KBC Bank N.V. LOC)
    (A-1+, VMIG-1)
    3.00%(b)                                          02/07/06             2,400             2,400,000
  Dormitory Authority RB (Glen Eddy, Inc.
    Project) Series 2000 DN (Fleet National Bank
    LOC) (A-1)
    2.99%(b)                                          02/07/06             5,000             5,000,000
  Dormitory Authority RB (Mental Health Services
    Project) Series 2003D-2B DN (Credit Locale de
    France LOC) (A-1+)
    2.95%(b)                                          02/07/06               600               600,000
  Dormitory Authority RB (Park Ridge Hospital
    Project) Series 2005 DN (J.P. Morgan Chase
    LOC) (A-1+)
    3.01%(b)                                          02/07/06             4,835             4,835,000
  Dormitory Authority RB (Wachovia Merlots Trust
    Receipts) Series 2001A-30 DN (AMBAC
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    3.05%(b)                                          02/07/06             2,975             2,975,000
  Dormitory Authority RB (Wachovia Merlots Trust
    Reciepts) Series 2003 DN (FGIC Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    3.05%(b)                                          02/07/06             7,175             7,175,000
  Dormitory Authority RB Series 2001D DN (MBIA
    Insurance, Bank of America SBPA) (A-1+)
    3.06%(b)                                          02/07/06             1,900             1,900,000
  Dutchess County IDA Civic Facility RB (Lutheran
    Center Project) Series 2005 DN (Key Bank N.A.
    LOC) (VMIG-1)
    3.02%(b)                                          02/07/06             3,930             3,930,000
  Erie County Civic Facilities IDRB (Hauptman-
    Woodward Project) Series 2004 DN (KeyBank
    N.A. LOC)
    3.10%(b)                                          02/07/06             2,300             2,300,000
  Erie County TOB Asset Securitization Corp. RB
    Series 2005 DN (Merrill Lynch Guaranty
    Agreement, Merrill Lynch SBPA) (F1+)
    3.10%(b)                                          02/07/06            11,355            11,355,000
  Franklin County IDA Civic Facility RB (Paul
    Smith's College Project) Series 1998 DN
    (KeyBank N.A. LOC)
    3.10%(b)                                          02/07/06             2,920             2,920,000
  Half Hollow Hills Central School District of
    Huntington and Babylon GO Series 2005 TAN
    4.00%                                             06/30/06             2,000             2,009,646
  Lindenhurst Unified Free School District GO
    Series 2005 TAN
    3.50%                                             06/22/06            10,000            10,033,897
  Long Island Power Authority Electrical System
    RB Series 1998-7A DN (MBIA Insurance, Credit
    Suisse First Boston SBPA) (A-1+, VMIG-1)
    2.96%(b)                                          02/07/06            13,100            13,100,000
  Metropolitan Transportation Authority RB Series
    2005 DN (Fortis Bank LOC) (VMIG-1)
    2.99%(b)                                          02/07/06             4,000             4,000,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Metropolitan Transportation Authority GO Series
    2004A-1 DN (XLCA Guaranty, Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    2.97%(b)                                          02/07/06   $         2,000   $         2,000,000
  Metropolitan Transportation Authority GO Series
    2004A-3 DN (XLCA Guaranty, Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    2.97%(b)                                          02/07/06             1,900             1,900,000
  Metropolitan Transportation Authority RB
    (Dedicated Tax Fund Project) Series 2002B DN
    (FSA Insurance, Dexia Credit SBPA) (A-1+)
    2.96%(b)                                          02/07/06             3,400             3,400,000
  Metropolitan Transportation Authority RB (Piper
    Jaffray Trust Certificates) Series 2002F DN
    (Bank of New York LOC) (VMIG-1)
    3.05%(b)                                          02/07/06             5,670             5,669,500
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-43 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.05%(b)                                          02/07/06             2,420             2,420,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-52 DN (Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    3.05%(b)                                          02/07/06             8,430             8,430,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-25 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.05%(b)                                          02/07/06             4,965             4,965,000
  Metropolitan Transportation Authority RB Series
    2002D-1 DN (FSA Insurance, Westdeutsche
    Landesbank SBPA) (A-1+, VMIG-1)
    2.97%(b)                                          02/07/06             2,710             2,710,000
  Monroe County IDA Civic Facility RB (Sigal
    Center Project) Series 2004 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.10%(b)                                          02/07/06             1,700             1,700,000
  Monroe County IDA Civic Facility RB (St. John
    Fisher College Project) Series 2005 DN (Fleet
    National Bank SBPA, Radian Asset Assurance
    Guaranty) (A-1+)
    2.99%(b)                                          02/07/06             3,000             3,000,000
  Monroe County IDA Civic Facility RB (YMCA of
    Greater Rochester Project) Series 2004 DN
    (M&T Bank Corp. LOC) (A-1)
    3.12%(b)                                          02/07/06             2,665             2,665,000
  Monroe County IDRB Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    2.99%(b)                                          02/07/06            12,410            12,410,000
  Nassau County Industrial Development Agency
    Civic Facility RB (North Shore Hebrew Academy
    Project) Series 2005 DN
    3.05%(b)                                          02/07/06             2,500             2,500,000
  Nassau County Intermediate Finance Authority RB
    Series 2002B DN (FSA Insurance, Banque
    Nationale de Paribas SBPA) (A-1+, VMIG-1)
    2.97%(b)                                          02/07/06             9,845             9,845,000
  Nassau Health Care Corp. RB Series 2004C-1 DN
    (FSA Guaranty) (A-1+, VMIG-1)
    2.97%(b)                                          02/07/06             3,000             3,000,000

                                                44

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New Rochelle School District GO Series 2005A
    TAN (State Aid Withholding) (A1)
    3.75%                                             06/30/06   $         3,000   $         3,009,989
  New York City (P-Float) Series 2005-3333 DN
    (Dexia LOC)(F1+)
    3.08%(b)                                          02/07/06             5,355             5,355,000
  New York Counties Tobacco Trust II (P-Floats-
    PA-1347) Series 2006 DN (Merrill SBPA,
    Merrill Guaranty) (F1+)
    3.10%(b)(c)                                       02/07/06            17,950            17,950,000
  New York Environmental Facility Clean Water &
    Drinking RB (Wachovia Merlots Trust Receipts)
    Series 2004B DN (Wachovia Bank N.A. SBPA)
    (A-1)
    3.05%(b)                                          02/07/06             5,385             5,385,000
  New York GO Series 2000B MB (Dexia Credit,
    Credit Locale de France LOC) (A-1+, VMIG-1)
    2.90%(b)                                          08/03/06             2,000             2,000,000
  New York GO Series 2002C-4 DN (Banque
    Nationale de Paribas LOC) (A-1+, VMIG-1)
    2.98%(b)                                          02/07/06            14,775            14,775,000
  New York Housing Finance Agency RB (10 Barclay
    Street Project) Series 2004A DN (Federal
    National Mortgage Assoc. Guaranty) (VMIG-1)
    3.02%(b)                                          02/07/06             1,365             1,365,000
  New York Housing Finance Agency RB (Tribeca
    Green Housing Project) Series 2003A DN
    (Landesbank Hessen-Thuringen Girozentrale
    LOC) (VMIG-1)
    3.00%(b)                                          02/07/06             9,595             9,595,000
  New York Local Government Assistance Corp. RB
    Series 1994B DN (Credit Suisse LOC)
    (A-1+, VMIG-1)
    2.94%(b)                                          02/07/06            10,870            10,870,000
  New York Local Government Assistance Corp. RB
    Series 1995F DN (Toronto Dominion LOC)
    (A-1, VMIG-1)
    2.94%(b)                                          02/07/06             7,055             7,055,000
  New York Local Government Assistance Corp. RB
    Series 1995G DN (Bank of Nova Scotia LOC)
    (A-1+, VMIG-1)
    2.97%(b)                                          02/07/06             3,800             3,800,000
  New York Power Authority Revenue & General
    Purpose GO Series 1985 MB (Dexia LOC)
    (A-1+, VMIG-1)
    2.80%                                             03/01/06             6,000             6,000,000
  New York State Energy Research & Development
    Authority Facility RB (Con Edison Project)
    Series 2005A-1 DN (Wachovia Bank LOC)
    (VMIG1, F-1+)
    3.02%(b)                                          02/01/06             3,000             3,000,000
  New York State Energy Research & Development
    Authority Facility RB (Con Edison Project)
    Series 2005A-3 DN (Wachovia Bank LOC)
    (VMIG-1)
    3.01%(b)                                          02/07/06             3,000             3,000,000
  New York State Environmental Facilities Corp.
    RB (Citibank Eagle Trust Receipts Clean
    Water & Drinking Project) Series 2003A DN
    (Citibank Liquidity Facility) (A-1+)
    3.06%(b)                                          02/07/06             5,710             5,710,000
  New York State Environmental Facilities Corp.
    RB (Citigroup Trust Receipts Facscorp Clean
    Water & Drinking Project) Series 2003R-2014
    ROC II DN (Citibank Liquidity Facility)
    (VMIG-1)
    3.06%(b)                                          02/07/06             2,660             2,660,000

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York State Environmental Facilities Corp.
    RB (Citigroup Trust Receipts Facscorp Clean
    Water & Drinking Project) Series 2003R-4001
    ROC II DN (Citibank Liquidity Facility)
    (VMIG-1)
    3.06%(b)                                          02/02/06   $         1,585   $         1,585,000
  New York State Housing Finance Agency RB (10
    Liberty-A Project) Series 2003 DN (Federal
    Home Loan Mortgage Corp. Liquidity)
    3.00%(b)                                          02/07/06             3,900             3,900,000
  New York State Housing Finance Agency RB
    (Normandie Court I Project) Series 1991A DN
    (Societe Generale LOC) (A-1+, VMIG-1)
    3.03%(b)                                          02/07/06             1,600             1,600,000
  New York State Urban Development Corp. RB
    (Wachovia Bank Merlots Trust Receipts) Series
    2005C-01 DN (MBIA Insurance) (VMIG-1)
    3.05%(b)                                          02/07/06             2,995             2,995,000
  New York UBS Municipal Certificates Floaters RB
    Series 2005-22 DN (FSA Insurance) (A-1)
    3.05%(b)                                          02/07/06             1,020             1,020,000
  Newburgh Industrial Development Agency Civic
    Facility RB (Community Development
    Properties Project) Series 2005A DN (Key Bank
    LOC) (VMIG-1)
    3.02%(b)                                          02/07/06             3,500             3,500,000
  North Syracuse Central School District GO
    Series 2005 BAN
    3.75%                                             06/23/06             1,000             1,003,976
  Oceanside Unified Free School District GO
    Series 2005 TAN
    4.00%                                             06/22/06             4,000             4,019,515
  Onondaga County IDA Civic Facility RB (Crouse
    Health Hospital Project) Series 2003A DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.05%(b)                                          02/07/06             3,000             3,000,000
  Onondaga County IDA Civic Facility RB (YMCA
    Greater Syracuse Project) Series 2003A DN
    (HSBC Bank LOC)
    3.10%(b)                                          02/07/06             4,000             4,000,000
  Pittsford Central School District GO Series
    2005 BAN
    4.00%                                             06/20/06             5,000             5,014,547
  Port Authority of New York & New Jersey RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2000-19 DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1, F-1+)
    3.05%(b)(c)                                       02/07/06             9,700             9,700,000
  Rensselaer County Civic Facilities IDRB (The
    Sage Colleges Project) Series 2002A DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.05%(b)                                          02/07/06             2,800             2,800,000
  Schenectady County IDA Civic Facility RB
    (Sunnyview Project) Series 2003B DN (KeyBank
    N.A. LOC) (VMIG-1)
    3.05%(b)                                          02/07/06             2,390             2,390,000
  Syracuse GO Series 2005C RAN
    4.00%                                             06/30/06             3,000             3,013,210
  Tompkins County IDA Civic Facility RB (Ithaca
    College Project) Series 2004 DN (XLCA
    Guaranty, Bank of America N.A. SBPA) (VMIG-1)
    3.02%(b)                                          02/07/06             3,000             3,000,000
  Tompkins County IDA Civic Facility RB (Ithaca
    College Project) Series 2005B DN (XLCA
    Guaranty) (VMIG-1)
    2.99%(b)                                          02/02/06             2,000             2,000,000

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONCLUDED)

JANUARY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                     MATURITY         (000)               VALUE
                                                    ----------   ---------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Triborough Bridge & Tunnel Authority RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002-14 DN (AMBAC Insurance, ABN-AMRO
    Bank N.V. SBPA) (VMIG-1)
    3.04%(b)                                          02/07/06   $         9,240   $         9,240,000
  Triborough Bridge & Tunnel Authority RB (Bear
    Stearns Municipal Trust Certificates) Series
    2002-210 DN (Bear Stearns Liquidity Facility)
    (A-1+)
    3.02%(b)(c)                                       02/07/06             5,000             5,000,000
  Triborough Bridge & Tunnel Authority RB
    (Citibank Eagle Trust Receipts) Series 2003A
    DN (FGIC Insurance, Citibank Liquidity
    Facility) (A-1+)
    3.06%(b)                                          02/02/06             2,000             2,000,000
  Triborough Bridge & Tunnel Authority RB (Morgan
    Stanley Trust Receipts) Series 2004-922 DN
    (Morgan Stanley Liquidity Facility) (F-1+)
    3.03%(b)                                          02/02/06             5,520             5,520,000
  Triborough Bridge & Tunnel Authority RB Series
    2005A DN (Dexia SBPA) (A-1+, VMIG-1)
    3.06%(b)                                          02/07/06             9,400             9,400,000
  Triborough Bridge & Tunnel Authority RB Series
    2005B-3 DN (Bank of America SBPA)
    (A-1+, VIMG-1)
    2.99%(b)                                          02/07/06             4,700             4,700,000
  Triborough Bridge & Tunnel Authority RB
    Subseries 2005B-1 DN (Defpa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.04%(b)                                          02/07/06             2,250             2,250,000
  Triborough Bridge & Tunnel Authority Special
    Obligation RB Series 2000C DN (Lloyds & J.P.
    Morgan Chase Bank SBPA) (A-1+, VMIG-1)
    3.02%(b)                                          02/07/06             8,285             8,285,000
  Westchester County IDA Civic Facility RB
    (Northern Westchester Hospital Assoc.
    Project) Series 2004 DN (Commerce Bank N.A.
    LOC) (VMIG-1)
    3.05%(b)                                          02/07/06             2,500             2,500,000
  White Plains GO Series 2006 BAN (Aa1)
    4.25%                                             01/26/07             2,106             2,125,546

                                                                                   ===================
                                                                                           497,394,456
                                                                                   -------------------
Puerto Rico - 1.8%
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority RB (Merlots) Series
    2005A-21 MB (Wachovia Bank LOC) (VMIG-1)
    3.32%(c)                                          11/15/06             3,995             3,995,000
  Puerto Rico Public Financing Corp. RB Series
    2004 DN (Citibank Liquidity Facility) (A-1+)
    3.05%(b)                                          02/07/06             5,145             5,145,000

                                                                                   ===================
                                                                                             9,140,000
                                                                                   -------------------
TOTAL INVESTMENTS IN SECURITIES -  99.8%
  (Cost $506,534,456(a))                                                                   506,534,456
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.2%                                                                           814,666
                                                                                   -------------------
NET ASSETS -  100.0%                                                               $       507,349,122
                                                                                   ===================

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of January 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of
      January 31, 2006, the Fund held 3.8% of its net assets, with a current market value of $15,700,000, in securities restricted as to resale.

                                                                              46

                                BLACKROCK LIQUIDITY FUNDS

             Key to Investment Abbreviations for all Statements of
                     Net Assets and Schedule of Investments

  AMBAC      American Municipal Bond Assurance Corp.
  AMT        Alternative Minimum Tax
  BAN        Bond Anticipation Note
  CDC        CDC Funding Group
  COP        Certificates of Participation
  DN         Demand Note (Variable Rate)
  FGIC       Financial Guaranty Insurance Co.
  FSA        Financial Security Assurance
  GO         General Obligation
  IDA        Industrial Development Authority
  IDRB       Industrial Development Revenue Bond
  ISD        Independent School District
  LLC        Limited Liability Co.
  LOC        Letter of Credit
  MB         Municipal Bond
  MBIA       Municipal Bond Insurance Assoc.
  PCRB       Pollution Control Revenue Bond
  PLC        Public Limited Co.
  RAN        Revenue Anticipation Note
  RB         Revenue Bond
  ROC        Reset Option Certificate
  SBPA       Stand-by Bond Purchase Agreement
  TAN        Tax Anticipation Note
  TECP       Tax Exempt Commercial Paper
  TOB        Tender Option Bond
  TRAN       Tax and Revenue Anticipation Note
  XLCA       XL Capital Assurance

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard &
Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at January 31, 2006.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock Liquidity Funds

By (Signature and Title)	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President (principal executive officer) Date: March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President (principal executive officer) Date: March 30, 2006

By (Signature and Title)	/s/ William C. McGinley
William C. McGinley, Treasurer (principal financial officer) Date: March 23, 2006